  As filed with the Securities and Exchange Commission on April 26, 2000

                                                        Registration No. 33-6486
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ---------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          Pre-Effective Amendment No.                        [_]
                                                                             [X]
                      Post-Effective Amendment No. 19
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                             Amendment No. 20

                                ---------------

                    Mutual of America Investment Corporation
               (Exact name of Registrant as Specified in Charter)

                                ---------------

                                320 Park Avenue
                            New York, New York 10022
               (Address of Principal Executive Office)( Zip Code)
                                 (212) 224-1600
              (Depositor's Telephone Number, including Area Code)

                                ---------------

                        Dolores J. Morrissey, President
                    Mutual of America Investment Corporation
                                320 Park Avenue
                            New York, New York 10022
                    (Name and Address of Agent for Service)

                                ---------------

                                    Copy to:
                            Deborah S. Becker, Esq.
                           Senior Vice President and
                           Associate General Counsel
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                            New York, New York 10022

                                ---------------

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

   It is proposed that this filing will become effective: (check appropriate space)
                     [_]immediately upon filing pursuant to paragraph (b).

                     [X]on May 1, 2000 pursuant to paragraph (b)
                     [_]60 days after filing pursuant to paragraph (a)(1)

                     [_]on (date) pursuant to paragraph (a)(1)
                     [_]75 days after filing pursuant to paragraph (a)(2)
                     [_]on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                             Cross-Reference Sheet

 Items in
 Part A of
 Form N-1A Caption in Form N-1A               Caption or Location in Prospectus
 --------- --------------------               ---------------------------------
      1    Front and Back Cover Pages.......  Front and Back Covers
      2    Risk/Return Summary: Investments,
           Risks, and Performance...........  Summary of How Our Funds Invest
      3    Risk/Return Summary: Fee Table...  Not Applicable (shares only to
                                              Separate Accounts)
      4    Investment Objectives, Principal
           Investment Strategies, and         Details about How Our Funds
           Related Risks....................  Invest and Related Risks
      5    Management's Discussion of Fund    Not Applicable (Included in
           Performance......................  Annual Report)
      6    Management, Organization, and
           Capital Structure................  Management of the Funds
      7    Shareholder Information..........  Information on Fund Shares
      8    Distribution Agreements..........  Not Applicable
      9    Financial Highlights
           Information......................  Financial Highlights

 Items in                                     Caption or Location in
 Part B of                                    Statement of Additional
 Form N-1A Caption in Form N-1A               Information
 --------- --------------------               -----------------------
     10    Cover Page and Table of
           Contents.........................  Cover
     11    Fund History.....................  Investment Company's Form of
                                              Operations
     12    Description of the Fund and Its
           Investments and Risks............  Investment Strategies and Related
                                              Risks; Fundamental Investment
                                              Restrictions; Non-Fundamental
                                              Investment Policies; Description
                                              of Corporate Bond Ratings; Use of
                                              Standard & Poor's Indices
     13    Management of the Fund...........  Management of the Investment
                                              Company
     14    Control Persons and Principal      Investment Company's Form of
           Holders of Securities............  Operations
     15    Investment Advisory and Other
           Services.........................  Investment Advisory Arrangements;
                                              Independent Auditors; Legal
                                              Matters; Custodian
     16    Brokerage Allocation and Other     Portfolio Transactions and
           Practices........................  Brokerage
     17    Capital Stock and Other            Investment Company's Form of
           Securities.......................  Operations
     18    Purchase, Redemption, and Pricing  Purchase, Redemption and Pricing
           of Shares........................  of Shares
     19    Taxation of the Fund.............  Taxation of the Investment
                                              Company
     20    Underwriters.....................  Distribution Arrangements
     21    Calculation of Performance Data..  Yield and Performance Information
     22    Financial Statements.............  Financial Statements

 Items in
 Part C of
 Form N-1A Caption in Form N-1A and in Part C of Registration Statement
 --------- ------------------------------------------------------------
     23    Exhibits
     24    Persons Controlled by or Under Common Control with the Fund
     25    Indemnification
     26    Business and Other Connections of the Investment Adviser
     27    Principal Underwriters
     28    Location of Accounts and Records
     29    Management Services
     30    Undertakings

 TABLE OF CONTENTS

                                                                         Page
                                                                         ----
Summary of How Our Funds Invest......................................      1
 Equity Index Fund...................................................      1
 All America Fund....................................................      1
 Mid-Cap Equity Index Fund...........................................      2
 Aggressive Equity Fund..............................................      2
 Composite Fund......................................................      2
 Bond Fund...........................................................      2
 Mid-Term Bond Fund..................................................      3
 Short-Term Bond Fund................................................      3
 Money Market Fund...................................................      4
 Annual Total Returns................................................      4
 Average Annual Total Returns........................................      7

Management of the Funds..............................................      9
 The Adviser.........................................................      9
 Subadvisers for a Portion of the All America Fund...................      9
 Portfolio Managers..................................................     10

Details about How Our Funds Invest and Related Risks.................     11
 Investment Objectives and Strategies................................     11
  Equity Index Fund..................................................     11
  All America Fund...................................................     11
  Mid-Cap Equity Index Fund..........................................     13
  Aggressive Equity Fund.............................................     14
  Composite Fund.....................................................     14
  Bond Fund..........................................................     15
  Mid-Term Bond Fund.................................................     15
  Short-Term Bond Fund...............................................     16
  Money Market Fund..................................................     16
 Risks of Investing in Stock Funds...................................     17
 Risks of Investing in Bond Funds....................................     17
 Specific Investments or Strategies, and Related Risks...............     18

Information About Fund Shares........................................     20
 Pricing of Funds' Shares............................................     20
 Purchase of Shares..................................................     20
 Redemption of Shares................................................     20
 Dividends, Capital Gains Distributions and Taxes....................     20

Financial Highlights.................................................     21

You May Obtain More Information...................................... Back cover

Mutual of America Investment Corporation

320 Park Avenue, New York, New York 10022

--------------------------------------------------------------------------------

Mutual of America Investment Corporation is a mutual fund. It currently has these nine Funds:

  .Equity Index Fund
  .All America Fund
  .Mid-Cap Equity Index Fund
  .Aggressive Equity Fund
  .Composite Fund
  .Bond Fund
  .Mid-Term Bond Fund
  .Short-Term Bond Fund
  .Money Market Fund

The Funds serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York (the Insurance Companies). Separate Accounts of the Insurance Companies purchase Fund shares.

This Prospectus has information a contractholder or policyowner should know before allocating account balance to the Separate Account Funds that invest in shares of the Funds. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

Prospectus dated May 1, 2000

 SUMMARY OF HOW OUR FUNDS INVEST
Each Fund of Mutual of America Investment Corporation (the Investment Company) has its own investment objective and tries to achieve its objective with certain investment strategies. The Funds' different investment strategies will affect the return of the Funds and the risks of investing in each Fund.

A Fund may not achieve its objective. An investment in any of the Funds could decline in value.

Equity Index Fund
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond to the investment performance of the Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R) Index). The Fund invests primarily in the 500 common stocks included in the S&P 500 Index.

  . Securities in the S&P 500 Index generally are issued by companies with large market capitalizations.

  . Securities are included in the Index based on industry weightings and the issuers' leading positions in those industries.

An investment in the Equity Index Fund is subject to market risk and financial risk, as defined below.

All America Fund
--------------------------------------------------------------------------------

The Fund attempts to outperform the S&P 500 Index, by investing in a diversified portfolio of primarily common stocks.

  . Approximately 60% of the Fund's assets are invested to replicate the S&P 500 Index by investing in the 500 common stocks included in the S&P 500 Index.

  . Approximately 40% of the Fund's assets are invested by the Adviser and two Subadvisers, with an objective of capital appreciation and, to a lesser extent, current income. The Adviser invests approximately 10% of the Fund's assets primarily in small capitalization value stocks and approximately
    10% of the Fund's assets primarily in large capitalization value stocks; one Subadviser invests approximately 10% of the Fund's assets primarily in small capitalization growth stocks; and the other
    Subadviser invests approximately 10% of the Fund's assets primarily in mid- and large capitalization growth stocks.

An investment in the All America Fund is subject to market and financial risk, as defined below. Approximately 20% of the All America Fund's assets are invested in small capitalization growth and value stocks, many of which trade over-the-counter, and this portion of its portfolio will have more market and financial risk than the portion invested in mid and large capitalization stocks. Equity securities that trade over-the-counter may be more difficult to sell than equity securities that trade on a national securities exchange.

 ..............................................................

Risks Defined for Investing in Equity Securities

  -- Market Risk refers to how much the value of a security changes
   (volatility of price) when conditions in the securities markets change or the economic environment changes. Stocks of companies with smaller market capitalizations generally have more market risk than stocks of companies with larger market capitalizations. Market capitalization refers to the aggregate market value of the equity securities (stock) that a company has issued.

  -- Financial (or credit) risk refers to the earning stability and overall financial soundness of an issuer of an equity security.

Mid-Cap Equity Index Fund
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400 Index.

  . The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400 Index.

  . These stocks are issued by companies with mid-sized market capitalizations.

An investment in the MidCap Equity Index Fund is subject to market and financial risk (as defined on page 1).

Aggressive Equity Fund
--------------------------------------------------------------------------------

The Fund seeks capital appreciation by investing primarily in growth and value common stocks. Many of the stocks purchased are issued by companies that have small market capitalizations and are traded over-the-counter.

The Fund uses two different investment styles to seek its investment objective:

  . The Fund invests in growth stocks issued by companies the Adviser believes to possess above-average growth potential.

  . The Fund invests in value stocks issued by companies the Adviser believes to be undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential.

An investment in the Aggressive Equity Fund is subject to market and financial risk (as defined on page 1). The Aggressive Equity Fund has more market risk and financial risk than our other stock funds, because it generally invests in small capitalization growth and value equity securities that often trade over-the-counter.

Composite Fund
--------------------------------------------------------------------------------

The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments. The portion of the Fund's assets invested in each category of securities will vary, based on the Adviser's view of current economic and market conditions.

  . The current investment strategy for the equity portion on the Fund is to invest in approximately
    25 stocks in the S&P 500 Index that are the largest in the Index by market capitalization, and in approximately 50-75 additional stocks that also are included in the S&P 500 Index, as selected by the Adviser.

  . The current investment strategy for the fixed income portion of the Fund is to invest primarily in investment grade debt securities issued by U.S.
    corporations or by the U.S. Government or its agencies, including mortgage-backed securities.

An investment in the Composite Fund has market risk. By investing in equity securities and debt securities, the Fund tries to reduce the market risk that would exist for an investment in either a stock fund or a bond fund. An investment in the Composite Fund has moderate financial risk, based on the Fund's purchase of equity securities included in the S&P 500 Index and its purchase of investment grade debt securities. Refer to "Risks Defined for Investing in Equity Securities" on page 1 and "Risks of Investing in any of the Bond Funds" on page 3.

Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity that varies according to the Adviser's view of current market conditions. The Fund invests primarily in publicly-traded, investment grade debt securities.

  . The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.

  . The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency mortgage-backed securities, zero coupon securities or securities rated BBB.

  . The Adviser evaluates individual securities and selects securities based on interest income to be generated and does not time purchases and sales based on interest rate predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Mid-Term Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity of three to seven years. The Fund invests primarily in publicly-traded, investment grade debt securities.

  . The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.

  . The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency mortgage-backed securities, zero coupon securities or securities rated BBB.

  . The Adviser generally selects securities based on interest income to be generated and does not time purchases and sales based on interest rate predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Short-Term Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity of one to three years. The Fund invests primarily in publicly-traded, investment grade debt securities.

  . The Fund invests in corporate, U.S. Government securities, U.S. Government agency securities and money market instruments, such as bonds, notes, zero coupon securities, mortgage-backed securities and commercial paper.

  . The Fund may have a significant portion of its assets invested in a particular debt security, such as U.S. Government or agency securities, which also may be mortgage-backed securities.

  . The Adviser selects securities based on income to be generated and does not time purchases and sales based on interest rate predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Risks of Investing in any of the Bond Funds

An investment in any of the Bond Funds is subject to market risk, which includes changes in the overall level of interest rates. Interest rate increases usually cause a decline in the value of debt securities, with the amount of the decline greater for securities with longer terms to maturity. For this reason, the Bond Fund has more market risk than the Mid-Term Bond Fund, and the Mid-Term Bond Fund has more market risk than the Short-Term Bond Fund. Lower rated investment grade debt securities, which the Bond Fund and the Mid-Term Bond Fund purchase, may be subject to a greater market risk than higher rated debt securities, and below investment grade securities (rate below BBB) are subject to greater market risk than investment grade debt securities. Zero coupon securities, which the Bond Fund and Mid-Term Bond Fund also may purchase, may be subject to a greater market risk than securities that pay interest on a regular basis. Mortgage-backed securities or certificates, which all of the Funds may purchase and in which the Short-Term Bond Fund from time to time invests a significant portion of its assets, are subject to prepayment risk (shortening the term to maturity) when interest rates fall and to extension risk (lengthening the term to maturity) when interest rates rise.

An investment in any of the Bond Funds also involves credit risk, which refers to the ability of the issuer of a security to pay principal and interest as it becomes due. Securities rated BBB or lower have more credit risk than higher-rated securities.

Money Market Fund
--------------------------------------------------------------------------------

The Fund seeks current income and preservation of principal by investing in money market instruments that meet certain requirements for liquidity, investment quality and stability of capital.

  . The average maturity of the instruments the Fund holds will be short-term -- 90 days or less.

  . The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, with most securities rated in the highest category.

  . The Fund will diversify its investments, limiting holdings in the securities of any one issuer
    (except the U.S. Government or its agencies) to 5% of assets.

The Money Market Fund pays dividends of income earned on an annual basis, rather than declaring dividends daily to maintain a stable net asset value of $1.00.

  . The Fund's net asset value will generally rise during the year as the Fund earns income, before dividends are paid.

  . The Fund's net asset value will decline when the Fund declares dividends and pays income to shareholders at the end of December each year.

A shareholder's investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Government or any other government agency.

An investment in the Money Market Fund has a small amount of market risk and financial risk, because the Fund holds high quality securities with short terms to maturity. The Fund has a high level of current income volatility, because its securities holdings are short term and it reinvests at current interest rates as its holdings mature.

Annual Total Returns
--------------------------------------------------------------------------------

The bar charts below show the annual return of each Fund for the past ten years, or for the years the Fund has been in operation if less than ten years. A chart indicates the risks of investing in a particular Fund by showing changes in the Fund's performance from year-to-year during the period, but a Fund's past performance does not necessarily indicate how it will perform in the future.

Below each chart is the Fund's highest total return for any calendar quarter during the period covered by the chart, called the best quarter return, and the Fund's lowest total return for any calendar quarter during the period covered, called the worst quarter return. These returns are an indication of the volatility of a Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.

Equity Index Fund:

                                  [BAR CHART]

                                1994     1.5%
                                1995     36.6%
                                1996     22.7%
                                1997     33.1%
                                1998     28.6%
                                1999     20.6%

Best quarter return:   21.4% during forth quarter 1998
Worst quarter return:  (9.9%) during third quarter 1998

All America Fund:

                                  [BAR CHART]

                                1990      (3.8%)
                                1991      22.6%
                                1992       3.2%
                                1993      12.0%
                                1994       1.3%
                                1995      36.6%
                                1996      20.7%
                                1997      26.8%
                                1998      21.3%
                                1999      25.8%

Best quarter return:   22.1% forth quarter 1998
Worst quarter return:  (14.3%) during quarter 1998


Mid-Cap Equity Index Fund:


                                  [BAR CHART]

                                  1999  11.8%

Best quarter return:   16.9% during forth quarter 1998
Worst quarter return:  (8.1%) during forth quarter 1999


Aggressive Equity Fund:

                                  [BAR CHART]

                                 1995    38.2%
                                 1996    27.1%
                                 1997    21.2%
                                 1998    (5.1%)
                                 1999    43.3%

Best quarter return:   27.2% during forth quarter 1999
Worst quarter return:  (26.2%) during third quarter 1998

Composite Fund:

                                  [BAR CHART]

                                 1990     1.5%
                                 1991    17.4%
                                 1992     5.9%
                                 1993    16.9%
                                 1994     3.0%
                                 1995    21.9%
                                 1996    11.9%
                                 1997    17.7%
                                 1998    14.5%
                                 1999    15.2%

Best quarter return:     12.9% during forth quarter 1999
Worst quarter return:    (6.9%) during forth quarter 1990

Bond Fund:

                                 [BAR CHART]

                               1990        3.5%
                               1991       14.0%
                               1992        8.6%
                               1993       13.1%
                               1994      (3.2)%
                               1995       19.4%
                               1996        3.5%
                               1997       10.4%
                               1998        7.2%
                               1999       (1.9%)

Best quarter return:     7.0% during forth quarter 1995
Worst quarter return:    (2.9%) duing forth quarter 1994


Mid-Term Bond Fund:

                                  [BAR CHART]

                               1994      (3.7%)
                               1995      16.3%
                               1996       3.9%
                               1997       7.3%
                               1998       6.4%
                               1999       1.4%

Best quarter return:     6.1% during second quarter 1995
Worst quarter return:    (3.0%) during first quarter 1994

Short-Term Bond Fund:

                                  [BAR CHART]

                               1994         1.4%
                               1995         7.7%
                               1996         4.9%
                               1997         6.0%
                               1998         5.7%
                               1999         4.2%

Best quarter return:    2.6% during forth quarter 1995
Worst quarter return:   (0.3%) during third quarter 1994


Money Market Fund:

                                  [BAR CHART]

                                1990       6.8%
                                1991       4.4%
                                1992       3.3%
                                1993       2.9%
                                1994       4.1%
                                1995       5.8%
                                1996       5.3%
                                1997       5.5%
                                1998       5.4%
                                1999       5.2%

Best quarter return:   2.0 during forth quarter 1990
Worst quarter return:  (0.7%) during third quarter 1993

Average Annual Total Returns (for periods ended December 31, 1999)
--------------------------------------------------------------------------------

The table below shows the average annual total returns of each Fund for the past one, five and ten years, if the Fund was operating for those periods, and the return for the period of the Fund's operations.

The table indicates the risks of investing in the Funds by comparing, for the same periods, each Fund's returns to those of a broad-based, unmanaged index, or to Treasury Bills for money market investments. A Fund's past performance does not necessarily indicate how it will perform in the future.

The average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.

                                           Past      Past      Past    For Life
       Fund/Comparative Index(es)        One Year Five Years Ten Years of Fund*
-------------------------------------------------------------------------------
Equity-Index Fund.......................   20.6%     28.2%      N/A      21.0%
 S&P 500 Index..........................   21.0%     28.6%               21.4%
-------------------------------------------------------------------------------
All America Fund**......................   25.8%     26.1%     16.4%     17.3%
 S&P 500 Index(1).......................   21.0%     28.6%     18.2%     18.9%
-------------------------------------------------------------------------------
Mid-Cap Equity Index Fund...............    N/A       N/A       N/A      11.8%
 S&P MidCap 400 Index(2)................                                 11.8%
-------------------------------------------------------------------------------
Aggressive Equity Fund..................   43.3%     23.7%      N/A      21.9%
 Russell 2000 Index(3)..................   21.3%     16.7%               14.3%
-------------------------------------------------------------------------------
Composite Fund..........................   15.2%     16.2%     12.0%     12.8%
 S&P 500 Index..........................   21.0%     28.6%     18.2%     18.9%
 Lehman Brothers Gov't./Corp. Bond
  Index(4)..............................  (2.2)%      7.6%      7.7%      9.1%
 90-day Treasury Bill Rate..............    4.7%      5.2%      5.1%      5.7%
-------------------------------------------------------------------------------
Bond Fund...............................  (1.9)%      7.5%      7.6%      8.3%
 Lehman Brothers Gov't./Corp. Bond
  Index.................................  (2.2)%      7.6%      7.7%      9.1%
-------------------------------------------------------------------------------
Mid-Term Bond Fund......................    1.4%      6.9%      N/A       5.5%
 Salomon Brothers 3-7 Year Bond
  Index(5)..............................    1.0%      7.2%                5.8%
-------------------------------------------------------------------------------
Short-Term Bond Fund....................    4.2%      5.7%      N/A       5.0%
 Salomon Brothers 1-3 Year Bond
  Index(5)..............................    3.3%      6.6%                5.5%
-------------------------------------------------------------------------------
Money Market Fund.......................    5.1%      5.4%      5.2%      5.7%
 90-day Treasury Bill Rate..............    4.7%      5.2%      5.1%      5.7%
 7-day current yield for period ended
  12/28/99 was 5.89%
 7-day effective yield (reflecting the
  compounding of interest) for period
  ended 12/28/99 was 6.06%
-------------------------------------------------------------------------------

N/A = Not applicable

 * The Funds commenced operations on the following dates: All America, Composite, Bond and Money Market Funds -- January 1, 1985; Equity Index, Mid-Term Bond and Short-Term Bond Funds -- February 5, 1993; Aggressive Equity Fund -- May 2, 1994; and Mid-Cap Equity Index Fund -- May 3, 1999.

** Prior to May 2, 1994, the All America Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers.

(1) The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a market value-weighted index of the common stock prices of companies included in the S&P 500.

(2) The S&P MidCap 400 Index is the Standard & Poor's MidCap 400 Index, a market value-weighted index of 400 stocks issued by U.S. companies with medium market capitalizations.

(3) The Russell 2000 Index is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000, generally with capitalizations of $1 billion or less.

(4) The Lehman Brothers Government/Corporate Bond Index is an index of U.S. Government and corporate bond prices of investment grade bonds with maturities greater than one year and face values over $1 million.

(5) The Salomon Brothers Bond Index, for 1-3 years and for 3-7 years, is a market capitalization-weighted index of Treasury, Agency, mortgage and corporate bonds in the Salomon Brothers Broad Investment-Grade Bond Index with the same maturities and values of $25-$50 million (at least $200 million for mortgage-backed bonds).

 MANAGEMENT OF THE FUNDS

The Adviser
--------------------------------------------------------------------------------

Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022 (the Adviser or Capital Management) is the investment adviser for the Funds of the Investment Company. The Adviser had total assets under management of approximately $8.1 billion at December 31, 1999. As Adviser, Capital Management:

  . places orders for the purchase and sale of securities,

  . engages in securities research,

  . makes recommendations to and reports to the Investment Company's Board of Directors,

  .  supplies administrative, accounting and
     recordkeeping services for the Funds, and

  . provides the office space, facilities, equipment, material and personnel necessary to perform its duties.

For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund's net assets, calculated as a daily charge. These annual rates, which were applicable during 1999, are:

  . All America, Composite, Bond, Mid-Term Bond and
    Short-Term Bond Funds -- .50%

  . Aggressive Equity Fund -- .85%

  . Equity Index and Mid-Cap Equity Index Funds --
     .125%

  . Money Market Fund -- .25%

The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue this expense limitation at any time.

Subadvisers for a Portion of the All America Fund
--------------------------------------------------------------------------------

The Adviser has delegated its investment advisory responsibilities for a portion of the All America Fund to two Subadvisers. Each Subadviser provides investment advice for approximately 10% of the assets of the All America Fund. The Adviser pays the Subadvisers for their advisory services to the All America Fund.

  . Fred Alger Management, Inc., One World Trade
    Center, New York, New York 10048, is a small capitalization growth adviser for its portion of the All America Fund. It provides investment management services to institutional, corporate and individual clients, including other registered management investment companies. At December 31, 1999, Alger Management had assets under management of approximately $17.4 billion.

  . Oak Associates, Ltd., 3875 Embassy Parkway, Suite
    250, Akron, Ohio 44333, is a mid- and large capitalization growth adviser for its portion of the All America Fund. It provides investment management services for individual and corporate clients, primarily in connection with retirement plans. At December 31, 1999, Oak Associates had assets under management of approximately $21.3 billion.

Portfolio Managers
--------------------------------------------------------------------------------

The person(s) primarily responsible for the day-to-day management of the Funds' investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. No information is given for the Equity Index Fund, the Indexed Assets of the All America Fund or the Mid-Cap Equity Index Fund, because the investment objective for each is to replicate the performance of an index.

All America Fund

Thomas P. Larsen, Executive Vice President of the Adviser, is responsible for managing the Adviser's portions of the actively managed assets of the Fund. Mr. Larsen joined the Adviser in June 1998 from his position as Senior Vice President of Desai Capital Management. He has almost 30 years of experience in selecting securities for and managing equity portfolios.

David D. Alger and Selai Khoo are primarily responsible for the day-to-day management of the Alger Management portion of the Fund. Mr. Alger, President and Chief Executive Officer of Alger Management, has been employed by Alger Management since 1971 and has been President since 1995, and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995.

James D. Oelschlager is the portfolio manager of the Oak Associates portion of the Fund. Since establishing Oak Associates in 1985, Mr. Oelschlager has served as its portfolio manager. Previously, he served as the Assistant Treasurer of Firestone Tire & Rubber Company, where he was directly responsible for the management of the company's pension assets. Mr. Oelschlager is assisted with portfolio management responsibilities by Donna Barton, trading, Margaret Ballinger, new accounts, and Doug MacKay, equity research. These individuals have combined experience of over seventy years in the investment business and play a key role in the day-to-day management of the firm's portfolios.

Aggressive Equity Fund

Thomas P. Larsen, Executive Vice President of the Adviser, has responsibility for managing the Fund. Mr. Larsen, who has almost 30 years of experience in selecting securities for and managing equity portfolios, joined the Adviser in June 1998 and before that was Senior Vice President of Desai Capital Management.

Composite Fund

Thomas P. Larsen, Executive Vice President of the Adviser, is responsible for managing the equity portion of the Fund. Mr. Larsen, who joined the Adviser in June 1998 and whose most recent prior position was as Senior Vice President of Desai Capital Management. He has almost 30 years of experience in selecting securities for and managing equity portfolios.

Andrew L. Heiskell, Executive Vice President of the Adviser, is responsible for managing the fixed income portion of the Fund. Mr. Heiskell has more than 30 years of experience in selecting securities for and managing fixed-income portfolios.

Bond Fund, Mid-Term Bond Fund and Short-Term Bond Fund

Andrew L. Heiskell, Executive Vice President of the Adviser, has responsibility for setting the fixed income investment strategy and overseeing the day-to-day operations of the Bond Fund, the Mid-Term Bond Fund and the Short-Term Bond Fund. He has been the portfolio manager for the Bond Fund since February 1991 and of the Mid-Term and Short-Term Bond Funds since their inception in 1993. Mr. Heiskell has more than 30 years of experience in selecting securities for and managing fixed-income portfolios.

 DETAILS ABOUT HOW OUR FUNDS INVEST AND RELATED RISKS
Investment Objectives and Strategies
--------------------------------------------------------------------------------

Equity Index Fund: The investment objective of the Equity Index Fund is to provide investment results that correspond to the performance of the S&P 500 Index.

The Fund seeks to achieve its objective primarily by:

  . Purchasing shares of the 500 common stocks that are included in the S&P 500 Index.

    .Stocks are selected in the order of their weightings in the S&P 500 Index, beginning with the heaviest weighted stocks.

    .The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P 500 Index.

    .The Fund attempts to be fully invested at all times, and at least 80% of the Fund's net assets will be invested in the stocks that comprise the S&P 500 Index.

  . Purchasing futures contracts on the S&P 500 Index and options on futures contracts on the S&P 500
    Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund's performance more closely correlate with the performance of the S&P 500 Index.

The Adviser uses a computer program to determine which stocks are to be purchased or sold to copy the S&P 500 Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500 Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

The Fund's investment performance may not precisely duplicate the performance of the S&P 500 Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500 Index.

All America Fund: The investment objective of the All America Fund is to outperform the S&P 500 Index by investing in a diversified portfolio of primarily common stocks.

At least 65% of the All America Fund's total assets will be invested in equity securities under normal market conditions. The issuers of at least 80% of the Fund's total assets will be United States corporations or entities.

Indexed Assets. The Fund invests approximately 60% of its assets to provide investment results that correspond to the performance of the S&P 500 Index. This portion of the All America Fund is called the Indexed Assets. The Fund invests Indexed Assets in the 500 common stocks included in the S&P 500 Index and in futures contracts on the S&P 500 Index. The Fund attempts to match the weightings of stocks in the Indexed Assets with the weightings of those stocks in the S&P 500 Index, and it periodically rebalances the Indexed Assets to maintain those weightings.

Active Assets. The Fund invests approximately 40% of its assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. The Adviser and two Subadvisers actively manage this portion of the All America Fund, which is called the Active Assets.

 ..............................................................

 Standard & Poor's(R) (S&P(R)) does not sponsor, endorse, sell or promote the Equity Index Fund, All
 America Fund or Mid-Cap Equity Index Fund. Standard &
 Poor's, S&P, the S&P 500 Index and the S&P MidCap 400
 Index are trademarks of The McGraw-Hill Companies,
 Inc. and have been licensed for use by the Investment
 Company. Standard & Poor's has no obligation or liability for the sale or operation of the Equity
 Index Fund, All America Fund or Mid-Cap Equity Index
 Fund and makes no representation as to the advisability of investing in the Funds.

The Fund tries to maintain, to the extent possible, approximately equal amounts in each segment of the Active Assets. The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.

Adviser -- Small Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns, issued by companies with small market capitalizations. Some of the companies whose stocks the Adviser selects may have limited Wall Street coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

  . The Adviser seeks securities with a depressed valuation compared to their previous valuations or compared to a universe of peer companies. The
    Adviser determines depressed valuation primarily through consideration of earnings, cash flow or net equity.

  . Issuers must have executive management that the Adviser considers strong and capable of executing a clear business strategy for the company.

The Adviser may at times actively trade the securities in this segment of the All America Fund, depending on market conditions.

Adviser -- Large Capitalization Value Stocks. The Adviser invests this portion of Active Assets in stocks it considers to be of high quality with lower than average price volatility and low price/earning ratios, issued by companies with large market capitalizations. Companies generally will have:

  . below market debt levels,

  . earnings growth of 10% or more,

  . current yield greater than the average of the S&P
    500, and

  . market capitalization not less than that of any company included in the S&P Barra Value Index, updated quarterly.

The Adviser may at times actively trade the securities in this segment of the All America Fund, depending on market conditions.

Fred Alger Management, Inc. -- Small Capitalization Growth Stocks. This Subadviser invests in stocks that it considers to be fundamentally sound with the potential for strong growth and for earnings in excess of market expectations, issued by companies with small market capitalizations.

  . The securities of these companies often are traded in the over-the-counter market.

  . Except during temporary defensive periods, at least
    65% of the assets in the Fred Alger portfolio will be invested in equity securities of companies that, at the time of the Fund's purchase, have total market capitalization within the range of capitalization of the companies included in the Russell 2000 Growth Index or the S&P SmallCap 600
    Index, updated quarterly. During defensive periods, Fred Alger may not achieve the investment objective for its portion of the All America Fund.

Fred Alger uses a bottom-up approach in selecting stocks for its portion of the Fund. Through in-house research by analysts who are organized according to industry groups, it develops stock selection recommendations that are presented to executive officers and portfolio managers for evaluation and discussion. The portfolio manager for the Fred Alger portion of the Fund then determines the individual stocks that are appropriate for purchase. Fred Alger actively trades the securities in its portion of the All America Fund, and its portfolio turnover rate generally will be higher than the portfolio turnover rate for the other portions of the Active Assets.

Oak Associates, Ltd. -- Mid- and Large Capitalization Growth Stocks. This Subadviser invests in mid- and large capitalization stocks, which often have low current income and the potential for significant growth. Its approach is to:

  . monitor 400 stocks,

  . at any one time to invest in approximately 15-25 common stocks without regard for market industry weighting, and

  . usually hold securities that have appreciated in value, rather than selling them to realize capital gains.

Oak Associates identifies industries it believes are attractive from a long-term perspective, based on the direction of interest rates, the overall stock market environment, the inflation rate and evolving relationships of economic sectors. In selecting individual stocks, Oak Associates evaluates companies' growth prospects and utilizes relative valuation measures such as price to earnings ratio as compared to long-term growth rate, historical levels and the S&P 500 Index.

Active trading of the Active Assets, if it occurs, will result in higher transaction costs for the Fund.

Mid-Cap Equity Index Fund: The investment objective of the Mid-Cap Equity Index Fund is to provide investment results that correspond to the performance of the S&P MidCap 400 Index.

The Fund seeks to achieve its objective primarily by:

  . Purchasing shares of the 400 common stocks that are part of the S&P MidCap 400 Index.

    .Stocks are selected in the order of their weightings in the S&P MidCap 400 Index, beginning with the heaviest weighted stocks.

    .The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P MidCap 400 Index.

    .The Fund attempts to be fully invested at all times, and at least 80% of the Fund's net assets will be invested in the stocks that comprise the S&P MidCap 400 Index.

  . Purchasing futures contracts on the S&P MidCap 400
    Index and options on futures contracts on the S&P
    400 Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund's performance more closely correlate with the performance of the S&P MidCap 400 Index.

The Adviser uses a computer program to determine which stocks are to be purchased or sold to copy the S&P MidCap 400 Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400 Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Fund's investment performance may not precisely duplicate the performance of the S&P MidCap 400 Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400 Index.

Aggressive Equity Fund: The investment objective of the Aggressive Equity Fund is capital appreciation.

The Fund invests in growth stocks and value stocks, and the Adviser determines the percentage of the Fund's assets invested in growth stocks or value stocks at any one time. At least 85% of the Aggressive Equity Fund's total assets will be invested in equity securities under normal market conditions.

  . Growth stocks are stocks that the Adviser considers to have above-average growth potential, based on earnings, sales or prospective economic or political changes.

  . Value stocks are stocks that the Adviser views as undervalued, based on the issuer's assets, earnings or growth potential.

The Adviser uses a "bottom-up" approach in selecting stocks for the Fund (see definition below). The Adviser continually reviews the universe of companies with small market capitalization to identify securities with growth or value characteristics that meet its requirements. In evaluating an individual security, the Adviser determines the security's valuation relative to other securities in the same sector or industry.

Some of the stocks the Fund purchases have small market capitalizations and may be traded-over-the counter instead of on an exchange. During different market cycles, either growth or value stocks may be out of favor with investors and may have more market risk (price volatility) than larger capitalization stocks.

Composite Fund: The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of common stocks, debt securities and money market instruments.

The Adviser varies the portion of the Fund's assets invested in each category of securities, based on economic conditions, the general level of common stock prices, interest rates and other relevant considerations.

  . The Fund invests in publicly-traded common stocks for long-term growth of capital and, to a lesser extent, income from dividends.

  . It invests in publicly-traded, investment grade debt securities and money market instruments for current income.

  . At December 31, 1999, the Fund's net assets were
    64% invested in equity securities, 34% invested in fixed-income securities and 2% invested in money market instruments.

For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.

The Fund's current strategy for its equity investments is to invest in approximately 75 to 100 stocks, all of which are included in the S&P 500 Index.

  . The Fund selects approximately 25 stocks of companies with the largest market capitalizations and invests in these stocks in a range by market weight of 50%-150% of the S&P 500 Index market weight for these stocks.

  . The Adviser selects approximately 50 to 75 additional stocks, based on its stock selection analysis. The Fund invests in these stocks in a range by economic sector weighting of 65% to 135%
    of the economic sector weightings of the S&P 500
    Index.

The Fund's current strategy for its fixed income investments is to invest primarily in investment grade debt securities of U.S. corporations, the U.S. Government and U.S. Government agencies. The Adviser manages this portion of the Composite Fund in substantially the same way as it manages the Bond Fund, described below.

 .........................................................

Definition We Use

 -- Bottom-up investing means that the Adviser evaluates an issuer of securities before purchasing those securities for the Fund, without taking into account possible changes in the general economy.

Bond Fund: The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital.

The average maturity of the debt securities held by the Bond Fund will vary according to market conditions and the stage of the interest rate cycle. The Fund's Adviser anticipates that the average maturity of the Fund's securities holdings will be between five and ten years. The average maturity for the Bond Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.

The Fund invests at least 80% of its assets in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

  . The Fund invests in various types of debt securities, including bonds, mortgage-backed securities, zero coupon securities and asset-backed securities, with ratings that range from AAA to BBB at the time of purchase.

  . The percentage of the Fund's portfolio invested in corporate securities and the percentage invested in U.S. Government and agency securities will vary, depending on market conditions and the Adviser's assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities.

  . At December 31, 1999, the Bond Fund had approximately 15% of its net assets invested in zero coupon securities and 1.6% of its net assets in U.S. Government agency mortgage-backed securities. At that date, the Fund had invested
    47.2% of its net assets in obligations rated AAA, 34.8% of its net assets in corporate obligations rated BBB and 6.7% of its net assets in corporate obligations rated below BBB due to ratings downgrades subsequent to purchase by the Fund.

The Adviser uses a "bottom-up" approach in selecting debt securities for the Fund (see definition on page 14). The Adviser's approach generally is to purchase securities for income. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund does not generally purchase and sell securities in anticipation of interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

Mid-Term Bond Fund: The primary investment objective of the Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital. The average maturity of the Fund's securities holdings will be between three and seven years.

The Fund invests at least 80% of its assets in investment grade debt obligations issued by United States corporations or issued by the U.S. Government or its agencies.

  . The Fund invests in various types of debt securities, including bonds, mortgage-backed securities, zero coupon securities and asset-backed securities, with ratings that range from AAA to BBB.

  . The percentage of the Fund's portfolio invested in corporate securities and the percentage invested in U.S. Government and agency securities will vary, depending on market conditions and the Adviser's assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities.

  . At December 31, 1999, the Mid-Term Bond Fund had no investment in zero coupon securities and approximately 16% of its net assets in U.S.
    Government agency mortgage-backed securities. At that date, the Fund had invested 49.6% of its net assets in obligations rated AAA, 31.5% in corporate obligations rated BBB and 5.6% in obligations rated
    BB.

The Adviser uses a "bottom-up" approach in selecting securities for the Mid-Term Bond Fund. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund generally does not purchase and sell securities in anticipation of interest rate changes in the economy. The Adviser may sell a security in the Fund's portfolio that the Adviser considers to have become overvalued relative to alternative investments.

Short-Term Bond Fund: The primary investment objective of the Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital. The average maturity of the Fund's securities holdings will be between one and three years.

The Fund invests at least 80% of its assets in investment grade debt obligations issued by United States corporations or by the U.S. Government or its agencies and in money market instruments of the type that the Money Market Fund purchases.

  . At times, the Fund may invest a significant portion of its assets in mortgage-backed securities.

  . At December 31, 1999, the Short-Term Bond Fund had approximately 4% of its net assets in U.S.
    Government securities and 64% of its net assets in U.S. Government agency mortgage-backed securities.

Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as Ginnie Mae and Fannie Mae. U.S. Government and agency securities have little financial risk, but mortgage-backed securities do have market risk and the prepayment risks specific to mortgage-backed securities. When interest rates change, mortgage-backed securities may prepay at a faster or slower rate than originally anticipated, which may negatively affect their yield and price.

Money Market Fund: The investment objective of the Fund is to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital.

In selecting specific investments for the Fund, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.

  . The Fund invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations and Treasury securities issued by the U.S. Government.
    At December 31, 1999, the Fund was 100% invested in commercial paper.

  . All of the securities the Fund purchases have a rating in one of the two highest rating categories from at least two nationally recognized rating agencies, and sustantially all (at least 95%) have a rating in the highest category from at least two of these rating agencies.

  . At the time of purchase, a security must mature in 13 months or less (or 25 months for U.S. Government securities). The dollar-weighted average maturity of the Fund's securities must be 90 days or less.

  . The Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.

The Fund does not maintain a stable net asset value. The Fund does not declare dividends daily, and income the Fund earns on its portfolio holdings increases the Fund's net asset value per share until the Fund declares a dividend. At least yearly the Fund distributes investment income to its shareholders, and the Fund's net asset value per share declines as a result of the distribution.

The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Fund's net asset value.

An investment in the Fund has little market or financial risk but a relatively high level of current income volatility, because its portfolio holdings are high quality instruments that have a short time to maturity. Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency.

Risks of Investing in Stock Funds
--------------------------------------------------------------------------------

When you invest in a stock fund, and for the equity portion of a composite fund, you should consider that:

  . The fund is subject to market risk -- the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

  . The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

  . The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund's investment adviser(s) will impact the Fund's performance.

  . The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

  . A Fund may have more difficulty selling a small cap stock or any stock that trades "over-the-counter", as compared to larger capitalization stocks or stocks that trade on a national or regional stock exchange.

  . Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Risks of Investing in Bond Funds
--------------------------------------------------------------------------------

When you invest in a bond fund, and for the debt securities portion of a composite fund, you should consider that:

  . The fund has market risk -- the value of your investment will go up or down depending on movements in the bond markets. As a result, you may lose money from your investment, or your investment may increase in value.

  . The investment results for a particular Fund may be better or worse than the results for the comparable bond market taken as a whole, depending on the type of debt securities in which the Fund invests.

  . The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, security selection by a Fund's investment adviser will impact the Fund's performance.

  . Changes in prevailing interest rates usually will impact the value of debt securities. The longer the time period before the security matures (or is expected to be redeemed), the more impact interest rate changes will have on the price of the bond. When interest rates rise, the prices of outstanding debt securities tend to fall. When interest rates fall, the prices of outstanding debt securities tend to rise.

  . Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates change. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity of the security. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity of the security.

  . In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

  . Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. In addition, the Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

  . Unrated securities or securities rated below investment grade may be subject to a greater market risk than higher rated (lower yield) securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions.

  . The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years.

Specific Investments or Strategies, and Related Risks
--------------------------------------------------------------------------------

This section provides additional information about certain of the principal investment strategies used by the Funds and additional investment strategies the Funds may use from time to time.

Options and Futures Contracts

Investment Strategies. All of the Funds may purchase and sell put and call options contracts, futures contracts and options on futures contracts. Depending on the types of securities in which a Fund invests, the contracts relate to fixed-income securities (including U.S. Government and agency securities), equity securities or indexes of securities. All contracts must relate to U.S. issuers or U.S. stock indexes.

A put option on a security gives the Fund the right to sell the security at a certain price. The purchase of a put option on a security protects the Fund against declines in the value of the security. A Fund may buy a put option contract on a security only if it holds the security in its portfolio.

A call option on a security gives the Fund the right to buy the security at a certain price. The purchase of a call option on a security protects the Fund against increases in the value of the security that it is considering purchasing. A Fund may sell a call option contract on a security only if it holds the security in its portfolio (a covered call).

A Fund may use futures contracts, or options on futures contracts, to protect against general increases or decreases in the levels of securities prices:

  . When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund's net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

  . When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

Risks from Options and Futures Contracts. Risks to a Fund in options and futures transactions include:

  . The securities held in a Fund's portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

  . A Fund purchasing an option may lose the entire amount of the premium plus transaction costs.

  . If a Fund has written a covered call option and the price of the underlying security increases sufficiently, the option may be exercised. The Fund will be required to sell the security at a price below current market value with the loss offset only by the amount of the premium the Fund received from writing the option.

Zero Coupon Securities and Discount Notes

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund and the Aggressive Equity Fund to the extent they invest in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations, the U.S. Government or certain U.S. Government agencies. Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity.

Risks from Zero Coupon Securities and Discount Notes. Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Redeemable Securities

An issuer of debt securities, including zero coupon securities, often has the right after a period of time to redeem (call) securities prior to their stated maturity date, either at a specific date or from time to time. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, a Fund may be unable to reinvest proceeds in comparable securities with similar yields.

American Depository Receipts ("ADRs")

ADRs are dollar-denominated receipts that U.S. banks generally issue. An ADR represents the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or are traded over-the-counter in the United States. An ADR has currency risk, because its value is based on the value of the security issued by a foreign issuer. The All America Fund and Aggressive Equity Fund intend to invest a small percentage of their total assets in ADRs.

ADRs are subject to many of the same risks as foreign securities, such as possible:

  . unavailability of financial information,

  . changes in currency or exchange rates, and

  . difficulty by the Adviser or a Subadviser in assessing economic or political trends in a foreign country.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in mortgage-backed securities. These securities represent interests in pools of mortgage loans, or they may be collateralized mortgage obligations secured by pools of mortgage loans (CMOs). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages.

Some mortgage-backed securities are issued by private corporations. Mortgage-backed securities also include securities guaranteed by the Government National Mortgage Association (Ginnie Maes), securities issued by the Federal National Mortgage Association (Fannie Maes), and participation certificates issued by the Federal Home Loan Mortgage Corporation (Freddie Macs). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (full faith and credit) in the case of Ginnie Maes, but Fannie Maes and Freddie Macs are not full faith and credit obligations.

Risks from Mortgage-Backed Securities. Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security.

  . A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the securityholder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security.

  . An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the securityholder may not receive payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security.

  . Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies.
    Fannie Mae and Freddie Mac mortgage-backed securities, which are not full faith and credit obligations, may have more credit risk than Ginnie
    Mae securities.

 INFORMATION ABOUT FUND SHARES
Pricing of Funds' Shares
--------------------------------------------------------------------------------

The purchase or redemption price of a Fund share is equal to its net asset value that we calculate after we receive the purchase or redemption order. A Fund's net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. The Adviser determines a Fund's net asset value as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading (a Valuation Day).

In determining a Fund's net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).

If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Board of Directors of the Investment Company or its Valuation Committee.

Purchase of Shares
--------------------------------------------------------------------------------

The Investment Company offers shares in the Funds, without sales charge, only to the Insurance Companies for allocation to their Separate Accounts. Acceptance by an Insurance Company of an order for allocating account balance to one of the Separate Account Funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company.

Redemption of Shares
--------------------------------------------------------------------------------

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by an Insurance Company of an order for withdrawal of account balance from one of the Separate Account Funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Dividends, Capital Gains Distributions and Taxes
--------------------------------------------------------------------------------

For each Fund, the Investment Company declares dividends at least annually to pay out substantially all of the Fund's net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

The Investment Company is not subject to Federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as the distributions meet Federal tax law requirements for amount and source of income. Each Fund is treated as a separate corporation for Federal income tax purposes and must satisfy the tax requirements independently.

The Insurance Companies, through the Separate Accounts, are the shareholders of the Investment Company's Funds. Under current Federal tax law, the Separate Accounts do not pay taxes on the net investment income and realized capital gains they receive through ownership of the Investment Company's shares.

A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years, or for the period of a Fund's operations if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Investment Company's financial statements, are included in the annual report, which is available upon request.

The total returns shown below do not include charges and expenses imposed at the Separate Account level. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Separate Account Fund.

Equity Index Fund
--------------------------------------------------------------------------------

                                               Year ended December 31,
                                           ------------------------------------
                                           1999    1998    1997   1996    1995
                                           -----  ------  ------  -----  ------
Net Asset Value, Beginning of Year.......  $2.45  $ 2.08  $ 1.59  $1.35  $ 1.02
                                           -----  ------  ------  -----  ------
Income From Investment Operations:
 Net Investment Income...................    .03     .03     .03    .03     .02
 Net Gains or Losses on Securities
  (realized and unrealized)..............    .48     .55     .50    .27     .36
                                           -----  ------  ------  -----  ------
  Total From Investment Operations.......    .51     .58     .53    .30     .38
                                           -----  ------  ------  -----  ------
Less Dividend Distributions
 From net investment income..............   (.03)   (.03)   (.03)  (.03)   (.03)
 From capital gains......................   (.05)   (.17)   (.01)  (.03)   (.02)
                                           -----  ------  ------  -----  ------
  Total Distributions....................   (.08)   (.20)   (.04)  (.06)   (.05)
                                           -----  ------  ------  -----  ------
Net Asset Value, End of Year.............  $2.88  $ 2.45  $ 2.08  $1.59  $ 1.35
                                           =====  ======  ======  =====  ======
Total Return.............................   20.6%   28.6%   33.1%  22.7%   36.6%
Ratios/Supplemental Data
Net Assets, End of Year ($ millions).....  $ 583  $  411  $  237  $ 102  $   43
Ratio of Expenses to Average Net Assets..    .13%    .13%    .13%   .13%    .13%
Ratio of Net Income to Average Net
 Assets..................................   1.34%   1.57%   1.86%  2.19%   2.50%
Portfolio Turnover Rate(a)...............   6.89%  11.68%  14.17%  5.85%  13.99%

All America Fund
--------------------------------------------------------------------------------

                                             Year ended December 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
                                        ------  ------  ------  ------  ------
Net Asset Value, Beginning of Year..... $ 2.90  $ 2.71  $ 2.44  $ 2.13  $ 1.61
                                        ------  ------  ------  ------  ------
Income From Investment Operations:
 Net Investment Income.................    .02     .03     .03     .03     .03
 Net Gains or Losses on Securities
  (realized and unrealized)............    .72     .54     .62     .41     .56
                                        ------  ------  ------  ------  ------
  Total From Investment Operations.....    .74     .57     .65     .44     .59
                                        ------  ------  ------  ------  ------
Less Dividend Distributions:
 From net investment income............   (.03)   (.03)   (.03)   (.03)   (.03)
 From capital gains....................   (.24)   (.35)   (.35)   (.10)   (.04)
                                        ------  ------  ------  ------  ------
  Total Distributions..................   (.27)   (.38)   (.38)   (.13)   (.07)
                                        ------  ------  ------  ------  ------
Net Asset Value, End of Year........... $ 3.37  $ 2.90  $ 2.71  $ 2.44  $ 2.13
                                        ======  ======  ======  ======  ======
Total Return...........................   25.8%   21.3%   26.8%   20.7%   36.6%
Ratios/Supplemental Data
Net Assets, End of Year ($ millions)... $  886  $  732  $  700  $  637  $  533
Ratio of Expenses to Average Net
 Assets................................    .50%    .50%    .50%    .50%    .50%
Ratio of Net Income to Average Net
 Assets................................    .73%    .84%    .98%   1.26%   1.57%
Portfolio Turnover Rate(a).............  30.03%  40.47%  28.64%  28.35%  33.63%

Mid-Cap Equity Index Fund
--------------------------------------------------------------------------------

                                                                Period Ended
                                                             December 31, 1999*
                                                             ------------------
Net Asset Value, Beginning of Period........................       $ 1.00
                                                                   ------
Income From Investment Operations:
 Net Investment Income......................................          .01
 Net Gains or Losses on Securities (realized and
  unrealized)...............................................          .11
                                                                   ------
  Total From Investment Operations..........................          .12
                                                                   ------
Less Dividend Distributions
 From net investment income.................................         (.01)
 From capital gains.........................................           --
                                                                   ------
  Total Distributions.......................................         (.01)
                                                                   ------
Net Asset Value, End of Year................................       $ 1.11
                                                                   ======
Total Return................................................         11.8%**
Ratios/Supplemental Data
Net Assets, End of Year ($ millions)........................       $   34
Ratio of Expenses to Average Net Assets.....................          .13%***
Ratio of Net Income to Average Net Assets...................         1.70%***
Portfolio Turnover Rate(a)..................................        31.67%

------
*The Fund commenced operations on May 3, 1999.
**Total Return is not annualized.

***Annualized.

Aggressive Equity Fund
--------------------------------------------------------------------------------

                                           Year ended December 31,
                                    -------------------------------------------
                                     1999     1998      1997    1996     1995
                                    -------  -------   ------  -------  -------
Net Asset Value, Beginning of
 Year.............................  $  1.51  $  1.61   $ 1.47  $  1.35  $  1.05
                                    -------  -------   ------  -------  -------
Income From Investment Operations:
 Net Investment Income............       --       --      .01      .01      .01
 Net Gains or Losses on Securities
  (realized and unrealized).......      .65     (.09)     .31      .36      .39
                                    -------  -------   ------  -------  -------
  Total From Investment
   Operations.....................      .65     (.09)     .32      .37      .40
                                    -------  -------   ------  -------  -------
Less Dividend Distributions:
 From net investment income.......       --       --     (.01)    (.01)    (.01)
 From capital gains...............       --     (.01)    (.17)    (.24)    (.09)
                                    -------  -------   ------  -------  -------
  Total Distributions.............       --     (.01)    (.18)    (.25)    (.10)
                                    -------  -------   ------  -------  -------

Net Asset Value, End of Year......  $  2.16  $  1.51   $ 1.61  $  1.47  $  1.35
                                    =======  =======   ======  =======  =======

Total Return......................     43.3%    (5.1)%   21.2%    27.1%    38.2%

Ratios/Supplemental Data
Net Assets, End of Year/Period ($
 millions)........................  $   278  $   205   $  287  $   136  $    59
Ratio of Expenses to Average Net
 Assets...........................      .85%     .85%     .85%     .85%     .85%
Ratio of Net Income to Average Net
 Assets...........................      .01%     .18%     .33%     .45%     .65%
Portfolio Turnover Rate(a)........   134.62%  144.05%   80.94%  103.68%  116.52%

Composite Fund
--------------------------------------------------------------------------------

                                              Year ended December 31,
                                        ---------------------------------------
                                         1999    1998    1997     1996    1995
                                        ------  ------  -------  ------  ------
Net Asset Value, Beginning of Year....  $ 1.78  $ 1.62  $  1.77  $ 1.81  $ 1.57
                                        ------  ------  -------  ------  ------
Income From Investment Operations:
 Net Investment Income................     .06     .07      .07     .07     .08
 Net Gains or Losses on Securities
  (realized and unrealized)...........     .21     .17      .24     .14     .27
                                        ------  ------  -------  ------  ------
  Total From Investment Operations....     .27     .24      .31     .21     .35
                                        ------  ------  -------  ------  ------
Less Dividend Distributions:
 From net investment income...........    (.06)   (.07)    (.07)   (.08)   (.08)
 From capital gains...................    (.08)   (.01)    (.39)   (.17)   (.03)
                                        ------  ------  -------  ------  ------
  Total Distributions.................    (.14)   (.08)    (.46)   (.25)   (.11)
                                        ------  ------  -------  ------  ------

Net Asset Value, End of Year..........  $ 1.91  $ 1.78  $  1.62  $ 1.77  $ 1.81
                                        ======  ======  =======  ======  ======

Total Return..........................    15.2%   14.5%    17.7%   11.9%   21.9%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions)..  $  364  $  336  $   305  $  283  $  276
Ratio of Expenses to Average Net
 Assets...............................     .50%    .50%     .50%    .50%    .50%
Ratio of Net Income to Average Net
 Assets...............................    3.23%   3.68%    3.57%   3.63%   4.30%
Portfolio Turnover Rate(a)............   99.41%  73.85%  104.04%  69.79%  76.84%

Bond Fund
--------------------------------------------------------------------------------

                                            Year ended December 31,
                                       ---------------------------------------
                                        1999     1998    1997    1996    1995
                                       ------   ------  ------  ------  ------
Net Asset Value, Beginning of Year.... $ 1.42   $ 1.43  $ 1.38  $ 1.43  $ 1.27
                                       ------   ------  ------  ------  ------
Income From Investment Operations:
 Net Investment Income................    .10      .10     .09     .09     .09
 Net Gains or Losses on Securities
  (realized and unrealized)...........   (.12)      --     .06    (.04)    .16
                                       ------   ------  ------  ------  ------
  Total From Investment Operations....   (.02)     .10     .15     .05     .25
                                       ------   ------  ------  ------  ------
Less Dividend Distributions:
 From net investment income...........   (.10)    (.10)   (.09)   (.09)   (.09)
 From capital gains...................     --     (.01)   (.01)   (.01)     --
                                       ------   ------  ------  ------  ------
  Total Distributions.................   (.10)    (.11)   (.10)   (.10)   (.09)
                                       ------   ------  ------  ------  ------

Net Asset Value, End of Year.......... $ 1.30   $ 1.42  $ 1.43  $ 1.38  $ 1.43
                                       ======   ======  ======  ======  ======

Total Return..........................   (1.9)%    7.2%   10.4%    3.5%   19.4%

Ratios/Supplemental Data
Net Assets, End of Period ($
 millions)............................ $  466   $  465  $  414  $  329  $  311
Ratio of Expenses to Average Net
 Assets...............................    .50%     .50%    .50%    .50%    .50%
Ratio of Net Income to Average Net
 Assets...............................   7.11%    6.73%   6.69%   6.70%   6.64%
Portfolio Turnover Rate(a)............  29.32%   21.60%  57.71%  30.14%  41.93%

Mid-Term Bond Fund
--------------------------------------------------------------------------------

                                              Year ended December 31,
                                        ---------------------------------------
                                         1999    1998    1997    1996     1995
                                        ------  ------  ------  -------  ------
Net Asset Value, Beginning of Year....  $  .91  $  .90  $  .90  $  1.00  $  .91
                                        ------  ------  ------  -------  ------
Income From Investment Operations:
 Net Investment Income................     .05     .05     .05      .14     .06
 Net Gains or Losses on Securities
  (realized and unrealized)...........    (.04)    .01     .01     (.10)    .09
                                        ------  ------  ------  -------  ------
  Total From Investment Operations....     .01     .06     .06      .04     .15
                                        ------  ------  ------  -------  ------
Less Dividend Distributions:
 From net investment income...........    (.05)   (.05)   (.06)    (.14)   (.06)
 From capital gains...................      --      --      --       --      --
                                        ------  ------  ------  -------  ------
  Total Distributions.................    (.05)   (.05)   (.06)    (.14)   (.06)
                                        ------  ------  ------  -------  ------

Net Asset Value, End of Year..........  $  .87  $  .91  $  .90  $   .90  $ 1.00
                                        ======  ======  ======  =======  ======

Total Return..........................     1.4%    6.4%    7.3%     3.9%   16.3%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions)..  $   13  $   15  $   15  $    13  $   24
Ratio of Expenses to Average Net
 Assets...............................     .50%    .50%    .50%     .50%    .50%
Ratio of Net Income to Average Net
 Assets...............................    5.75%   5.76%   5.87%    5.80%   5.73%
Portfolio Turnover Rate(a)............   10.28%  23.09%  12.89%  144.55%  73.72%

Short-Term Bond Fund
--------------------------------------------------------------------------------

                                               Year ended December 31,
                                           ------------------------------------
                                            1999    1998    1997   1996   1995
                                           ------  ------  ------  -----  -----
Net Asset Value, Beginning of Year.......  $ 1.03  $ 1.02  $ 1.03  $1.02  $1.00
                                           ------  ------  ------  -----  -----
Income From Investment Operations:
 Net Investment Income...................     .09     .05     .07    .04    .06
 Net Gains or Losses on Securities
  (realized and unrealized)..............    (.04)    .01    (.01)   .01    .02
                                           ------  ------  ------  -----  -----
  Total From Investment Operations.......     .05     .06     .06    .05    .08
                                           ------  ------  ------  -----  -----
Less Dividend Distributions:
 From net investment income..............    (.09)   (.05)   (.07)  (.04)  (.06)
 From capital gains......................      --      --      --     --     --
                                           ------  ------  ------  -----  -----
  Total Distributions....................    (.09)   (.05)   (.07)  (.04)  (.06)
                                           ------  ------  ------  -----  -----

Net Asset Value, End of Year.............  $  .99  $ 1.03  $ 1.02  $1.03  $1.02
                                           ======  ======  ======  =====  =====

Total Return.............................     4.2%    5.7%    6.0%   4.9%   7.7%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions).....  $   12  $   22  $   15  $  16  $   3
Ratio of Expenses to Average Net Assets..     .50%    .50%    .50%   .50%   .50%
Ratio of Net Income to Average Net
 Assets..................................    5.48%   5.46%   5.81%  5.42%  4.65%
Portfolio Turnover Rate(a)...............   44.68%  91.35%  74.95%  6.68% 16.47%

Money Market Fund
--------------------------------------------------------------------------------

                                                Year ended December 31,
                                             ---------------------------------
                                             1999   1998   1997   1996   1995
                                             -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year.......... $1.18  $1.18  $1.19  $1.18  $1.19
                                             -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   .06    .06    .07    .06    .07
 Net Gains or Losses on Securities (realized
  and unrealized)...........................    --     --     --     --     --
                                             -----  -----  -----  -----  -----
  Total From Investment Operations..........   .06    .06    .07    .06    .07
                                             -----  -----  -----  -----  -----
Less: Dividend Distributions From Net
 Investment Income..........................  (.05)  (.06)  (.08)  (.05)  (.08)
                                             -----  -----  -----  -----  -----
  Total Distributions.......................  (.05)  (.06)  (.08)  (.05)  (.08)
                                             -----  -----  -----  -----  -----

Net Asset Value, End of Year................ $1.19  $1.18  $1.18  $1.19  $1.18
                                             =====  =====  =====  =====  =====

Total Return................................   5.1%   5.4%   5.5%   5.3%   5.8%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions)........ $  74  $  81  $  68  $  78  $  73
Ratio of Expenses to Average Net Assets.....   .25%   .25%   .25%   .25%   .25%
Ratio of Net Income to Average Net Assets...  4.93%  5.26%  5.32%  5.21%  5.66%
Portfolio Turnover Rate(a)..................   N/A    N/A    N/A    N/A    N/A

------
N/A = Not Applicable

(a)Portfolio turnover rate excludes all short-term securities.

                               Investment Company

                    Mutual of America Investment Corporation

                               Investment Adviser

                Mutual of America Capital Management Corporation

               Subadvisers for a portion of the All America Fund

                          Fred Alger Management, Inc.
                              Oak Associates Ltd.

                              Independent Auditors

                              Arthur Andersen LLP

                                   Custodian

                            The Chase Manhattan Bank

                                  Counsel

                   Swidler Berlin Shereff Friedman, LLP

The Investment Company sells shares of its Funds only to the Separate Accounts of Mutual of America Life Insurance Company and The American Life Insurance Company of New York for the variable accumulation annuity and variable universal life insurance products they issue.

Mutual of America Investment Corporation

320 Park Avenue, New York, New York 10022

You May Obtain More Information
-------------------------------------------------------------------------------

Registration Statement. We have filed with the Securities and Exchange Commission (the Commission) a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the SAI), and exhibits. You may examine and copy the Registration Statement at the Commission's Public Reference Room in Washington, DC. You may call 1-800-SEC-0330 to learn about the operation of the Public Reference Room.

Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.

Semi-annual and Annual Reports. Additional information about the Funds' investments is available in the Investment Company's annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

How to obtain the SAI and Reports. You may obtain a free copy of the SAI or of the Investment Company's most recent annual and semi-annual financial statements, by:

  . writing to us at 320 Park Avenue, New York, NY 10022, Attn: Investment Company,
    or

  .  calling 1-212-224-1600 and asking for the Investment Company.

The Commission has an Internet web site at http://www.sec.gov. You may obtain the Investment Company's Registration Statement, including the SAI, and its semi-annual and annual reports through the Commission's Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

Where to direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Investment Company Act of 1940 Act File Number 811-5084

-------------------------------------------------------------------------------

Prospectus dated May 1, 2000

                   Mutual of America Investment Corporation

                   320 Park Avenue, New York, New York 10022
                                (212) 224-1600

                Equity Index Fund             Bond Fund
                All America Fund              Mid-Term Bond Fund
                Mid-Cap Equity Index Fund     Short-Term Bond Fund
                Aggressive Equity Fund        Money Market Fund
                Composite Fund

                      Statement of Additional Information
                                  May 1, 2000

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation Prospectus dated May 1, 2000, and you should keep it for future use. We incorporate the Prospectus by reference into this Statement of Additional Information.


A copy of the Prospectus is available to you at no charge. To obtain a copy, you may write to the Mutual of America Investment Corporation at the above address or call the telephone number listed above.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Company's Form of Operations....................................   2
Investment Strategies and Related Risks....................................   2
 Additional Permitted Investments..........................................   2
 Additional Investment Strategies..........................................   5
 Additional Information about Specific Types of Securities.................   9
 Insurance Law Restrictions................................................  12
Fundamental Investment Restrictions........................................  13
Non-Fundamental Investment Policies........................................  13
Management of the Investment Company.......................................  15
Investment Advisory Arrangements...........................................  16
Portfolio Transactions and Brokerage.......................................  18
Purchase, Redemption and Pricing of Shares.................................  20
Taxation of the Investment Company.........................................  21
Distribution Arrangements..................................................  21
Yield and Performance Information..........................................  22
Description of Corporate Bond Ratings......................................  25
Independent Auditors.......................................................  26
Legal Matters..............................................................  26
Custodian..................................................................  26
Use of Standard & Poor's Indices...........................................  26
Financial Statements.......................................................  27

                    INVESTMENT COMPANY'S FORM OF OPERATIONS

History and Operating Form
-------------------------------------------------------------------------------

Mutual of America Investment Corporation (the Investment Company) was formed on February 21, 1986 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Investment Company is a successor to Separate Account No. 2 of Mutual of America Life Insurance Company (Mutual of America).

The Investment Company issues separate classes (or series) of stock, each of which represents a separate Fund of investments. There are currently nine
Funds: the Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Bond Fund, Mid-Term Bond Fund, Short-Term Bond Fund and Money Market Fund. Prior to May 1, 1994, the All America Fund was known as the Stock Fund, had different investment objectives and did not have any subadvisers.

Offering of Shares
-------------------------------------------------------------------------------

The Investment Company offers Fund shares only to separate accounts of Mutual of America and Mutual of America's indirect wholly-owned subsidiary, The American Life Insurance Company of New York (American Life). In this Statement of Additional Information, Mutual of America and American Life are referred to as the Insurance Companies and the separate accounts of the Insurance Companies are referred to as the Separate Accounts.

Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts. Each Separate Account has nine Funds that purchase shares in the corresponding Funds of the Investment Company. The Insurance Companies are the record holders of the Investment Company Funds' shares.

Description of Shares
-------------------------------------------------------------------------------

The authorized capital stock of the Investment Company consists of one billion shares of common stock, $.01 par value. The Investment Company currently has nine classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.

All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund.

The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights.

Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

                    INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus describes each Fund's principal investment strategy(ies) and the related risks. You should refer to "Summary of How Our Funds Invest" and "Details about How Our Funds Invest and Related Risks" in the Prospectus to learn about those strategies and risks.

Additional Permitted Investments
-------------------------------------------------------------------------------

The Investment Company's Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.

Equity Index Fund and Mid-Cap Equity Index Fund: In addition to common stocks and futures contracts, the Funds may invest in:

  .  money market instruments, and
  .  U.S. Government and U.S. Government agency obligations.

All America Fund: In addition to common stocks, the Adviser and two Subadvisers who manage approximately 40% of the net assets of the All America Fund (the Active Assets) may invest assets in:

  . securities convertible into common stocks, including warrants and convertible bonds,
  .  bonds,
  .  money market instruments,
  .  U.S. Government and U.S. Government agency obligations,
  .  foreign securities and ADRs,
  .  futures and options contracts, and
  .  preferred stock.

The portion of the All America Fund invested to replicate the S&P 500 Index (the Indexed Assets) also may be invested in:

  .  money market instruments, and
  .  U.S. Government and U.S. Government agency obligations.

The Adviser may manage cash allocated to the Active Assets prior to investment in securities by the Subadvisers.

Aggressive Equity Fund: In addition to common stocks, the Aggressive Equity Fund may invest in:

  . securities convertible into common stocks, including warrants and convertible bonds,
  .  bonds,
  .  money market instruments,
  .  U.S. Government and U.S. Government agency obligations,
  .  foreign securities and ADRs,
  .  futures and options contracts, and
  .  preferred stock.

Composite Fund: In addition to common stocks, the equity portion of the Composite Fund may be invested in:

  . securities convertible into common stocks, including warrants, . preferred stock,
  .  money market instruments,
  .  U.S. Government and U.S. Government agency obligations,
  .  foreign securities and ADRs, and
  .  futures and options contracts.

In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Composite Fund may be invested in:

  .  asset-backed securities,
  .  money market instruments,
  .  non-investment grade securities,
  .  foreign securities,
  . options, futures contracts and options on futures contracts, and . equipment trust certificates.

Bond Fund, Mid-Term Bond Fund and Short-Term Bond Fund (the "Bond Funds"): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in :

  .  asset-backed securities,
  . non-investment grade securities, for up to 20% of its assets, . foreign securities,
  .  cash and money market instruments,
  . stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,
  .  preferred stock,
  . options, futures contracts and options on futures contracts, and . equipment trust certificates.

Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:

  . securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;
  . negotiable certificates of deposit, bank time deposits, bankers' acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;
  . certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;
  . repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers' acceptances;
  . variable amount floating rate notes; and . debt securities issued by a corporation.

The Money Market Fund may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.

Under the Money Market Fund's investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of up to 13 months (25 months in the case of government securities). The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 90 days.

The securities in the Money Market Fund must meet the following quality requirements--

  . All of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of the purchase, a rating in one of the two highest categories by any two nationally recognized statistical rating agencies; and

  . At least 95% of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of purchase, a rating in the highest category by any two such rating agencies.

The Board of Directors of the Investment Company must approve or ratify the purchase of any security (other than any U.S. government security) that has not received a rating or that has been rated by only one rating agency. The Fund will sell any securities that are subsequently downgraded below the two highest categories as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) with respect to 25% of its total assets the Fund may, with respect to securities meeting the highest investment criteria, exceed the 5% limit for up to three business days.

Additional Investment Strategies
-------------------------------------------------------------------------------

Lending of Securities

The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company's Board of Directors approves a form of securities lending agreement. Refer to "Fundamental Investment Restrictions", paragraph 9, and "Non-Fundamental Investment Policies", paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.

Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies or instrumentalities, or letters of credit of certain banks selected by the Adviser. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

The Fund will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.

Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.

Repurchase Agreements

The Funds have the authority to enter into repurchase agreements. A Fund may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Funds will not enter into any repurchase agreements until the Investment Company's Board of Directors approves a form of Repurchase Agreement and authorizes entities as counterparties.

Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund's assets.

Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the Adviser and the Board of Directors of the Investment Company.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.

A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.

Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities

Each Fund, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are "illiquid". Repurchase agreements of more than seven days' duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days' notice are considered illiquid. A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to "Non-Fundamental Investment Policies", paragraph 10.

The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Fund are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company.

Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in accordance with the Board's procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board's procedures are satisfied.

Options and Futures Contracts

Each of the Funds may purchase and sell options and futures contracts, as described below. Refer to "Non-Fundamental Investment Policies" below, paragraph 1, for a description of the current restrictions on the Funds' purchase of options and futures contracts.

Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.

  . A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.

Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.

  . A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.

Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor's 100 Index, the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index.

  . A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.

  . An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "long" position in the underlying futures contract (in the case of a call option on a futures contract), or a "short" position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

  . A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as "initial margin."

  . While a futures contract is outstanding, there will be subsequent payments, called "maintenance margin", to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as "mark to market". At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.

  . When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund's net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

    . A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates, that would cause a decline in the value of fixed-income securities held in the Fund's portfolio.

    . A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.

  . When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

  . Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.

    . Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.

    . As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

  . The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.

  . In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.

    . When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.

    . If the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.

    . A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

Risks in futures and options transactions include the following:

  . There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.

    The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by "daily price fluctuation limits," established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

  . The securities held in a Fund's portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

  . A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.

  . For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.

  . With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.

  . In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

  . The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.

Additional Information about Specific Types of Securities
-------------------------------------------------------------------------------

Non-Investment Grade Securities

The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer's credit.

Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody's and BB or lower by Standard & Poor's), or unrated securities of comparable quality, are commonly known as non-investment grade securities or "junk bonds". Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.

Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.

The Investment Company currently anticipates that no Fund will invest more than 5% of its total assets in non-investment grade debt securities.

U.S. Government and U.S. Government Agency Obligations

All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.

U.S. Government Obligations: These securities are issued or guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Instrumentalities of the United States Government that issue or guarantee obligations include, among others, Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.

Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.

Money Market Instruments

All of the Funds may purchase money market instruments, which include the following.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at fixed interest rate, for which no negotiable certificate is received.

Bankers' Acceptance. A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

Treasury Bills. See "U.S. Government and U.S. Government Agency Obligations" above.

Because the Money Market Fund and the other Funds generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.

Zero Coupon Securities and Discount Notes; Redeemable Securities

The Bond Funds and the fixed income portion of the Composite Fund, and the All America Fund and Aggressive Equity Fund to the extent they invest in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.

Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called "original issue discount". A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Foreign Securities and American Depository Receipts (ADRs)

In addition to investing in domestic securities, each of the Funds other than the Equity Index Fund, Mid-Cap Equity Index Fund and the Money Market Fund may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund's total assets. (See "Non-Fundamental Investment Policies", paragraph 2.) The Investment Company currently anticipates that no Fund will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.

The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:

  . changes in currency rates or currency exchange control regulations,

  .  the possibility of expropriation,

  . the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,

  . less liquidity and more volatility in foreign securities markets (not applicable to ADRs),

  .  the impact of political, social or diplomatic developments, and

  .  the difficulty of assessing economic trends in foreign countries.

The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.

Convertible Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

Equipment Trust Certificates

The Bond Funds and the fixed income portion of the Composite Fund, may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.

The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.

Asset-backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.

Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of they securities.

The Investment Company currently has a non-fundamental investment policy that no Fund will:

  . invest more than 10% of its total assets in asset-backed securities,

  . invest in interest-only strips or principal-only strips of asset-backed securities, or

  . purchase the most speculative series or class of asset-backed securities issues.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under "Details about How Our Funds Invest and Related Risks--Specific Investments or Strategies and Related Risks".

The Investment Company currently has a non-fundamental investment policy that no Fund will:

  . if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S.
     Government agency securities,

  . if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,

  . invest in interest-only strips or principal-only strips of mortgage-backed securities, or

  . purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.

Warrants

The All America Fund and Bond Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.

Preferred Stock

The All America Fund and Bond Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation's assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation's shareholders.

An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation's earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer's earnings.

Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.

Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.

Insurance Law Restrictions
-------------------------------------------------------------------------------

Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company's Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. No Fund will:

 1. underwrite the securities issued by other companies, except to the extent that the Fund's purchase and sale of portfolio securities may be deemed to be an underwriting;

 2. purchase physical commodities or contracts involving physical commodities;

 3. based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the
   United States Government or its agencies or instrumentalities ("U.S. Government Securities"), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;

 4. based on its investment in an issuer's voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund;

 5. issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;

 6. invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry;

 7. purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;

 8. borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund's borrowing to 33 1/3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or

 9. lend assets to other persons (with a Fund's entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund's lending to 33 1/3% of its total assets, or pursuant to any exemptive relief granted by the SEC.

                      NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund's investment objectives and permitted investments. No Fund will:

 1. purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund's total assets;

 2. invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);

 3. invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);

 4. make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;

 5. if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;

 6. invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC;

 7. purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;

 8. borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund's aggregate borrowings may not exceed 10% of the value of the Fund's total assets and it may not purchase additional securities if its borrowings exceed that limit;

 9. lend more than 10% of its assets;

10. invest more than 10% of its total assets in securities that are considered to be illiquid because they are subject to legal or contractual restrictions on resale or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;

11. invest more than 5% of its total assets in equipment trust certificates;

12. invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;

13. purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;

14. invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;

15. invest more than 5% of its assets in warrants; or

16. invest more than 10% of its assets in preferred stock.

                     MANAGEMENT OF THE INVESTMENT COMPANY

The Directors of the Investment Company consist of six individuals, four of whom are not "interested persons" of the Investment Company as defined in the 1940 Act. The Directors are responsible for the overall supervision of the Investment Company's operations and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Directors elect officers of the Investment Company.

The Directors and Officers of the Investment Company and their principal employment are as follows:

                          Position Held with the   Principal Occupations
Name, Address and Age     Investment Company       During Past 5 Years

Dolores J. Morrissey*,    Chairman of the Board,   President, Mutual of America
age 71 320 Park Avenue    President and Director   Securities Corporation, since August
New York, NY 10022                                 1996; Executive Vice President and
                                                   Assistant to the President of the
                                                   Adviser March 1996 to December 1996;
                                                   prior thereto, President and Chief
                                                   Executive Officer of the Adviser

Manfred Altstadt*, age    Senior Executive Vice    Senior Executive Vice President and
50 320 Park Avenue        President, Chief         Chief Financial Officer of the
New York, NY 10022        Financial Officer,       Adviser, Mutual of America Life and
                          Treasurer and Director   American Life

Peter J. Flanagan, age    Director                 President Emeritus and Consultant, The
69                                                 Life Insurance Council of New York
551 Fifth Avenue                                   (LICONY), since November 1999; prior
New York, NY 10176                                 thereto, President of LICONY

George J. Mertz, age 71   Director                 Retired; formerly President and CEO of
Ridgewood, NJ 07450                                National Industries for the Blind

Robert J. McGuire, age    Director                 Counsel, Morvillo, Abramowitz, Grand,
63                                                 Iason & Silverberg (law firm), since
565 Fifth Avenue                                   January 1998; prior thereto,
New York, NY 10017                                 President, Knoll Associates

Howard J. Nolan, age 62   Director                 President and C.E.O., United Way of
P.O. Box 898                                       San Antonio and Bexar County
San Antonio, TX 78293

Patrick A. Burns, age 53  Senior Executive Vice    Senior Executive Vice President and
320 Park Avenue           President and General    General Counsel of the Adviser; Senior
New York, NY 10022        Counsel                  Executive Vice President and General
                                                   Counsel of Mutual of America Life and
                                                   American Life

Stanley M. Lenkowicz,     Senior Vice President,   Senior Vice President and Deputy
age 57 320 Park Avenue    Deputy General Counsel   General Counsel of Mutual of America
New York, NY 10022        and Secretary            Life

--------
* Mr. Altstadt and Ms. Morrissey are "interested persons" within the meaning of the 1940 Act.

The officers and directors of the Investment Company own none of its outstanding shares. The Investment Company has no Audit Committee, and the entire Board of Directors fulfills the obligations that an Audit Committee would have.

Officers and Directors who are participants under group or individual variable accumulation annuity contracts issued by Mutual of America Life or American Life may allocate portions of their account balances to one or more of the Investment Company's Funds. Mutual of America Life and its subsidiary American Life, through their Separate Accounts, own 100% of the shares of the Funds.

Set forth below is a table showing compensation paid to the directors during 1999.

                                                                       Total Compensation
                          Aggregate                                           from
                         Compensation     Pension or      Estimated  Investment Company and
                             from     Retirement Benefits  Benefits     Other Investment
                          Investment  Accrued as Part of     Upon         Companies in
    Name of Director       Company       Fund Expenses    Retirement       Complex(3)
-------------------------------------------------------------------------------------------
Manfred Altstadt........    None (1)         None            None            None (1)
Dolores J. Morrissey....    None (1)         None            None            None (1)
Peter J. Flanagan.......  $18,375(2)         None            None          $18,375(2)
George J. Mertz.........  $18,149(2)         None            None          $18,149(2)
James J. Needham (4)....  $19,013(2)         None            None          $19,013(2)
Howard J. Nolan.........  $16,854(2)         None            None          $16,854(2)

--------
(1) As employees of the Adviser's affiliates and as "interested persons" of the Investment Company, Ms. Morrissey and Mr. Altstadt serve as directors of the Investment Company without compensation.

(2) Directors who are not "interested persons" of the Investment Company received from the Investment Company an annual retainer of $10,000 and a fee of $1,000 for each Board or Committee meeting they attended in 1999 and will receive an annual retainer of $16,000 and a fee of $1,500 for each Board or Committee meeting they attend in 2000. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000.

(3) Directors who are not interested persons of the Investment Company do not serve on the Board of any other investment company in the same complex as the Investment Company.

(4) Mr. McGuire was elected as a director on February 28, 2000, to serve in place of Mr. Needham, who retired.

                       INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company's investment adviser is Mutual of America Capital Management Corporation (the Adviser or Capital Management), an indirect wholly-owned subsidiary of Mutual of America Life. The Adviser's address is 320 Park Avenue, New York, New York 10022. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.

Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from Mutual of America Life. The Adviser provides investment management services to the Investment Company, Mutual of America Institutional Funds, Inc. and the General Accounts of Mutual of America Life and American Life.

The Adviser provides advisory services for the Investment Company's Funds, in accordance with the Funds' investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser has delegated some of its advisory responsibilities for a portion of the All America Fund to the Subadvisers named below. The Adviser's activities are subject at all times to the supervision and approval of the Investment Company's Board of Directors.

Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:

  . performing investment research and evaluating pertinent economic, statistical and financial data;

  . consultation with the Investment Company's Board of Directors and furnishing to the Investment Company's Board of Directors recommendations with respect to the overall investment plan;

  . implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;

  .  management of investments;

  . reporting to the Investment Company's Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;

  .  maintaining all required records;

  .  making arrangements for the safekeeping of assets; and

  . providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.

The Adviser has entered into an arrangement with Mutual of America for the provision of investment accounting and recordkeeping, legal and certain other services.

Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:

  Equity Index and Mid-Cap Equity Index Funds -- .125%

  All America, Composite, Bond, Mid-Term Bond and Short-Term Bond Funds --
   .50%

  Aggressive Equity Fund -- .85%

  Money Market Fund -- .25%

               Investment Advisory Fees Paid by Funds to Adviser

                             For Past Three Years

          Fund                    1999                    1998                    1997
-----------------------------------------------------------------------------------------
      Equity Index             $   635,398             $   412,769             $  221,763
-----------------------------------------------------------------------------------------
       All America             $ 3,926,185             $ 3,559,615             $3,487,086
-----------------------------------------------------------------------------------------
  Mid-Cap Equity Index*        $    18,878                 N/A                    N/A
-----------------------------------------------------------------------------------------
    Aggressive Equity          $ 1,732,320             $ 2,007,629             $1,955,550
-----------------------------------------------------------------------------------------
        Composite              $ 1,705,660             $ 1,601,894             $1,464,132
-----------------------------------------------------------------------------------------
          Bond                 $ 2,304,779             $ 2,245,279             $1,850,985
-----------------------------------------------------------------------------------------
      Mid-Term Bond            $    68,963             $    68,431             $   73,392
-----------------------------------------------------------------------------------------
     Short-Term Bond           $    84,855             $    91,736             $   78,795
-----------------------------------------------------------------------------------------
      Money Market             $   171,989             $   173,091             $  199,652
-----------------------------------------------------------------------------------------
        Total Fees             $10,649,027             $10,160,444             $9,331,355

  *The Mid-Cap Equity Index Fund began operations on May 3, 1999.

Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:

    . brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions,

    . directors' fees and expenses,

    . fees and expenses of its independent certified public accountants

    . fees and expenses of its legal counsel,

    . the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus
      Supplements and Statements of Additional Information,

    . the cost of preparation and filing registration statements and amendments thereto,

    . bank transaction charges and custodian's fees,

    . any proxy solicitors' fees and expenses,

    . SEC filing fees,

    . any federal, state or local income or other taxes,

    . any membership or licensing fees of the Investment Company
      Institute and similar organizations,

    . fidelity bond and directors' liability insurance premiums, and

    . any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Expense Reimbursement by the Adviser. The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue or modify its policy of paying expenses of the Funds at any time.

Subadvisers for Portion of the All America Fund. For approximately 20% of the assets of the All America Fund (the Active Assets), the Adviser has entered into Subadvisory Agreements with Fred Alger Management, Inc. (Alger Management) and Oak Associates, Ltd. (Oak Associates) (each a Subadviser, and together the Subadvisers). Each Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940.

Each of the Subadvisers for its portion of the All America Fund provides investment advisory services, including research, making recommendations and regular reports to the Board of Directors of the Investment Company, maintenance of records, and providing all the office space, facilities, equipment, material and personnel necessary to fulfill its obligations under the Subadvisory Agreement. The Subadvisers are subject to the supervision of the Adviser and the Board of Directors of the Investment Company.

Subadvisory Fees. The Adviser, not the Investment Company, pays the Subadvisers for advisory services they provide to the portion of the All America Fund they manage at the following annual rates of net assets under management, calculated as a daily charge:

  .Fred Alger Management -- .45%

  .Oak Associates -- .30%

                      Fees Paid by Adviser to Subadvisers
                             For Past Three Years

                 Subadviser                     1999         1998         1997
--------------------------------------------------------------------------------
        Fred Alger Management, Inc.           $373,527     $317,439     $294,755
--------------------------------------------------------------------------------
            Oak Associates, Ltd.              $218,939     $204,454     $208,892
--------------------------------------------------------------------------------
  Palley-Needelman Asset Management, Inc.*    $250,788     $221,149     $208,284
--------------------------------------------------------------------------------
                   Total                      $843,254     $743,042     $711,931

* A Subadviser until February 1, 2000.

Codes of Ethics. The Investment Company, the Adviser, the Subadvisers and Mutual of America have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes may not purchase securities in which the Investment Company's Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur not within certain black-out periods imposed under the codes.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Brokers and Dealers
-------------------------------------------------------------------------------

The Adviser and each Subadviser are responsible for decisions to buy and sell securities for the Funds of the Investment Company for which they provide services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.

  . The Adviser and Subadvisers select broker-dealers which, in their best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

  . They may select broker-dealers which provide them with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

  . When purchasing or selling securities trading on the over-the-counter market, the Adviser and Subadvisers will generally execute the transaction with a broker engaged in making a market for such securities.

  . The Adviser and Subadvisers may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

  . No transactions may be effected by a Fund with an affiliate of the Adviser or a Sub-Adviser acting as principal for its own account.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.

The Adviser, and each Subadviser, will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser, and each Subadviser, uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser, and each Subadviser, in providing investment advice to the Investment Company. To the extent that the Adviser, and each Subadviser, uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser, and each Subadviser, in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser or a Subadviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser, or a Subadviser, believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

The Investment Company paid aggregate brokerage commissions of $1,769,987 in 1999, $2,040,381 in 1998 and $1,920,465 in 1997.

Commissions to Affiliated Brokers
-------------------------------------------------------------------------------

During the past three years, the Investment Company has paid brokerage commissions to Mutual of America Securities Corporation (Securities Corporation), an affiliate of the Adviser, through an introducing brokerage arrangement with Bear Stearns Securities Corp., and to Fred Alger & Co. (Fred Alger), an affiliate of Alger Management, Inc., as follows:

           Year of           Commissions    % of Total    % of Aggregate Dollars
        Payment/Broker          Paid     Commissions Paid    of Transactions
--------------------------------------------------------------------------------
  1999 -- Securities
   Corporation                $      0            0%                  0%
--------------------------------------------------------------------------------
  1998 -- Securities
   Corporation                $ 50,136          2.5%                2.3%
--------------------------------------------------------------------------------
  1997 -- Securities
   Corporation                $ 64,092          3.1%                3.6%
--------------------------------------------------------------------------------
  1999 -- Fred Alger          $129,800          7.3%                6.0%
--------------------------------------------------------------------------------
  1998 -- Fred Alger          $180,054          8.8%                7.3%
--------------------------------------------------------------------------------
  1997 -- Fred Alger          $216,495        10.61%              10.03%

The purchases and sales placed through Fred Alger related primarily to smaller capitalization stocks, for which execution may be more difficult.

Portfolio Turnover
-------------------------------------------------------------------------------

The Adviser and the Subadvisers do not consider portfolio turnover rate to be a limiting factor when they deem it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures the Fund's holdings. The Insurance Companies' Separate Accounts do not pay taxes on the investment gains of the Funds. As a consequence, the Adviser and Subadvisers do not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.

The Equity Index Fund, the Indexed Assets of the All America Fund and the Mid-Cap Equity Index Fund each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Funds will hold investments generally for longer periods than actively managed funds.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Net Asset Value
-------------------------------------------------------------------------------

A Separate Account purchases or redeems shares of a Fund at net asset value. A Fund's net asset value is equal to:

  .  the sum of the value of the securities the Fund holds,

  . plus any cash or other assets, including interest and dividends accrued, and

  .  minus all liabilities, including accrued expenses.

Net asset value is determined once daily immediately after the declaration of dividends, if any, as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund's net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day. The Investment Company determines the net asset value for a Valuation Period by multiplying a Fund's net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the current Valuation Period.

The Change Factor for a Fund for any Valuation Period is determined as:

  (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund for that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

  (b) 1.00000 plus the component of the annual rate of the Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

Pricing of Securities Held by the Funds
-------------------------------------------------------------------------------

In determining a Fund's net asset value, the Adviser must value the securities and other assets the Fund owns.

1) If market quotations are readily available for an investment, the Adviser uses market value as follows:

  . An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.

  . For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.

  . Debt securities will be valued at a composite fair market value, "evaluated bid," which may be the last sale price, by a valuation service selected by the Adviser and approved by the Investment Company's Board of Directors.

2) If there are any portfolio securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company.

3) If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:

  . A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Fund), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.

  . The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

  . Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.

4) For stock options and futures contracts, these valuations apply:

  . Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.

  . When a Fund writes a call option, the amount of the premium is included in the Fund's assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.

    . If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.

    . If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

  . A premium a Fund pays on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.

  . Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.

                      TAXATION OF THE INVESTMENT COMPANY

Taxes on Funds' Investment Earnings and Income
-------------------------------------------------------------------------------

The Investment Company has in the past elected the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code, and it intends to continue to qualify under Subchapter M. The Investment Company will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.

If the Investment Company were to fail to qualify as a regulated investment company, it would be subject to Federal income tax on the Funds' ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If the Funds were to pay Federal income tax, their investment performance would be negatively affected.

Income Dividends and Capital Gains Distributions
-------------------------------------------------------------------------------

Funds of the Investment Company declare dividend and other distributions at least annually. The dividends and distributions are 100% reinvested in additional full and fractional shares of the Fund to which they relate, both for net investment income and net realized short- or long-term capital gains. For each Fund, the Investment Company intends to distribute all net realized long- or short-term capital gains, if any, and net investment income to the shareholders of the Fund.

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

                           DISTRIBUTION ARRANGEMENTS

The Investment Company sells shares of its Funds on a continuous basis, and it sells only to the Separate Accounts of the Insurance Companies. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Mutual of America, as principal underwriter, for the distribution of the Funds' shares. Mutual of America is a registered broker-dealer with the National Association of Securities Dealers, Inc.

                       YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day "current yield" (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account's value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes in these items during the period are not included in the value for the end of the period. Income other than investment income is excluded for the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund's investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.

The following is an example of the calculation of the Money Market Fund's yield for the seven-day period ended December 28, 1999. Yields may fluctuate substantially from the example shown.

  1. Value for December 21, 1999

  2. Value for December 28, 1999 (exclusive of capital changes and any non-investment income)

  3. Net change equals Line 1 subtracted from Line 2

  4. Base period return equals Line 3 divided by Line 1

  5. Current yield equals Line 4 annualized (multiplied by 365/7)

The Money Market Fund calculates effective yield by following steps 1-4 above to obtain a base period return, then compounding the base period return as follows:

          Effective Yield = [(Base Period Return + 1) /365///7/] - 1

Calculation of Total Return and Average Annual Total Return. Total Return reflects changes in the price of a Fund's shares and assumes that any dividends or capital gains distributions are reinvested in that Fund's shares immediately rather than paid to the investor in cash.

Average Annual Total Return is calculated by finding the average annual compounded rates of return of a hypothetical investment over the periods shown, according to the following formula (Total Return is then expressed as a percentage):

  T = (ERV/P)/1//n - 1

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV = ending redeemable value. ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund's performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services ("Lipper") as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.

Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron's, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by the Adviser or any of the Subadvisers derived from such indices or averages.

Comparative Indices for the Funds
-------------------------------------------------------------------------------

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds' performances compared to their indices.

It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.

Equity Index Fund and All America Fund: Performance of each of these Funds is compared to the Standard & Poor's Composite Index of 500 Stocks (the S&P 500 Index).

The S&P 500 Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43, with an average market value of approximately $9 billion. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include approximately 400 industrial concerns, as well as financial services, utility and transportation concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

Mid-Cap Equity Index Fund: Performance is compared to the Standard & Poor's MidCap 400 Index (the S&P Midcap 400 Index).

The S&P Mid-Cap 400 Index is a market value weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks issued by U.S. companies with medium market capitalizations, generally between $300 million and $5 billion and with an average market value of approximately $1.5 billion. Almost 70% of the stocks are listed on the New York Stock Exchange and approximately 30% are traded on the Nasdaq National Market (over-the-counter).

Aggressive Equity Fund: Performance is compared to the Russell 2000 Index.

The Russell 2000 Index is a market capitalization weighted index of the 2000 smallest companies in the Russell 3000 Index. The largest company in the Russell 2000 Index has a current market value of approximately $1 billion. The market capitalization of companies in the Index varies based on market conditions and the companies included in the Index, which is adjusted yearly.

Composite Fund: Performance is compared to the S&P 500 Index, the Lehman Government/Corporate Index and the 90-day Treasury bill rate. (See "Equity Index Fund and All America Fund" above and "Bond Fund" below).

These three indices represent the three asset allocation categories in which the Composite Fund invests.

Bond Fund: Performance is compared to the Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index).

The Lehman Government/Corporate Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

Short-Term Bond Fund: Performance is compared to the Salomon Brothers 1-3 Year Bond Index.

Mid-Term Bond Fund: Performance is compared to the Salomon Brothers 3-7 Year Bond Index.

The Salomon Brothers 1-3 Year Bond Index and the 3-7 Year Bond Index are comprised of the portion of the Salomon Brothers Broad Investment-Grade Bond Index (BIG Index) with the maturity indicated. The BIG Index includes Treasury, Agency, mortgage and corporate securities. It is market-capitalization weighted and includes all fixed-rate bonds with a maturity of one year or longer and a minimum of $50 million amount outstanding at entry which remain in the index until their amount falls below $25 million ($200 million for mortgage securities).

                     DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody's Investors Services, Inc.:

Aaa- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of corporate bond ratings of Standard & Poor's Corporation:

AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is very strong.

AA- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

 BB  -  Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly
 B      speculative with respect to the issuer's capacity to pay interest and
 CCC    repay principal in accordance with the terms of the obligation. BB
 CC     indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
 C   -  The rating C is reserved for income bonds on which no interest is being paid.
 D   -  Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto and are included herein in reliance upon the authority of said firm as experts in giving audit reports.

Arthur Andersen LLP have been selected as the independent auditors of the Investment Company for its fiscal year ending December 31, 1999. Arthur Andersen LLP also acts as the independent auditors of the Insurance Companies. Their address is 1345 Avenue of the Americas, New York, New York.

                                 LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Patrick A. Burns, Esq., Senior Executive Vice President and General Counsel of the Investment Company.

                                   CUSTODIAN

The Custodian of the securities and other assets held by the Investment Company's Funds is The Chase Manhattan Bank, 1285 Avenue of the Americas, New York, New York 10019.

                       USE OF STANDARD & POOR'S INDICES

The Equity Index Fund, the Indexed Assets of the All America Fund and the Mid-Cap Equity Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 index or the S&P MidCap 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500 index, the S&P MidCap 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, the S&P MidCap 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

Financial statements of the Investment Corporation for the year ended December 31, 1999 are included as follows:

                  [To be included by Post-Effective Amendment]

                                                                            Page
                                                                            ----
President's Message........................................................  28
Portfolio Management Discussions...........................................  29
Portfolio of Investments in Securities:
 Money Market Fund.........................................................  36
 All America Fund..........................................................  37
 Equity Index Fund.........................................................  45
 Mid-Cap Equity Index Fund.................................................  50
 Bond Fund.................................................................  55
 Short-Term Bond Fund......................................................  58
 Mid-Term Bond Fund........................................................  60
 Composite Fund............................................................  62
 Aggressive Equity Fund....................................................  66
Statement of Assets and Liabilities........................................  68
Statement of Operations....................................................  69
Statements of Changes in Net Assets........................................  70
Financial Highlights.......................................................  72
Notes to Financial Statements..............................................  78
Report of Independent Public Accountants...................................  82

                   Mutual of America Investment Corporation

  We are pleased to present the results of Funds offered by Mutual of America for the year ending December 31, 1999. Eight of the nine funds delivered positive returns. In addition, all of the nine funds were either in-line with or ahead of their respective benchmarks.

  The U.S. economy enjoyed an enviable combination of strong Gross Domestic Product growth, low inflation, solid corporate profits and moderate interest rates in 1999. The economy continued its near record expansion as consumer confidence reached an all-time high, due largely to high employment levels and a surging stock market. Global economies stabilized, providing further foundation and fuel for the domestic economy.

  The Federal Reserve, concerned with a strong expanding economy and tight labor markets, responded with three rate increases totaling 75 basis points during 1999. Long rates rose approximately 140 basis points during the year. The strong economy, higher commodity prices and tight labor markets have increased the potential for higher rates going forward.

  The equity market, as represented by the S&P 500 Index, posted a record ninth year of positive return. Technology was the dominant factor across all capitalization levels within the equity markets, as evidenced by the NASDAQ's remarkable 86% return. Investors seeking growth opportunities favored smaller capitalization stocks, allowing them to outperform the steadier, but slower growing, large caps.

               Total Returns -- Year Ended to December 31, 1999

  The total return performance of each Fund for the year ended December 31, 1999 was as follows (please note that the Mid-Cap Equity Index Fund commenced operations on May 3, 1999):

   Money Market Fund..................................................... + 5.1%
   All America Fund...................................................... +25.8%
   Equity Index Fund..................................................... +20.6%
   Mid-Cap Equity Index Fund............................................. +11.8%
   Bond Fund............................................................. - 1.9%
   Short-Term Bond Fund.................................................. + 4.2%
   Mid-Term Bond Fund.................................................... + 1.4%
   Composite Fund........................................................ +15.2%
   Aggressive Equity Fund................................................ +43.3%

  The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York.

  On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the Mid-Cap Equity Index Fund) which illustrate each Fund's respective:

  . Historical total return achieved over specified periods, expressed as an annual average rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  . Historical performance compared with an appropriate index.

  The portfolios of each Fund and financial statements are presented in the pages which then follow.

  Thank you for your continued investment in our Funds.

                                      Sincerely,

/s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Fund returned 5.1% for 1999. Short-term rates rose substantially during the year, allowing the Fund to achieve a higher current return in December than was available from similar maturities the previous January. The seven-day effective yield as of February 15, 2000 is 5.7%. As with all performance reportings, this yield is not necessarily indicative of future annual yields.

                               ALL AMERICA FUND

  The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500. In 1999, the remaining 40% of the Fund was actively managed by three subadvisors and Mutual of America Capital Management Corporation. Each manager invests approximately 10% of the Fund's assets, using a different investment approach. The four approaches are large cap growth, small cap growth, large cap value and small cap value.

  The Fund returned 25.8% for 1999, exceeding the Index's return of 21.0%. The Fund's 1999 performance reflected investors' continued quest for growth opportunities -- both the large and small cap growth portions significantly outperformed the value segments. Nevertheless, the small cap value segment performed strongly. Only the large cap value portion turned in a negative performance.

                         GROWTH OF A 10,000 INVESTMENT

                                 [LINE GRAPH]


-------------------------------------------      -------------------------------------------
             All America Fund*                               S & P Index
             ----------------                                -----------
Period          Growth       Total Return           Period     Growth       Total Return
Ended            of      ------------------          Ended       of       ------------------
12/31/99       $10,000     Cumu-     Annual         12/31/99   $10,000    Cumu-    Annual
                          lative    Average                               lative   Average
-------------------------------------------      -------------------------------------------
1 Year         $12,580    25.8%     25.8%        1 Year         $12,104    21.0%   21.0%
Since 5/2/94*  $32,967   229.7%     29.1%        Since 5/2/94   $36,323   263.2%   31.9%
5 Years        $31,890   218.9%     26.1%        5 Years        $35,120   251.2%   28.6%
10 Years       $45,798   358.0%     16.4%        10 Years       $53,262   432.6%   18.2%
-------------------------------------------      ------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, has a different investment objective and did not have any subadvisors. Performance data which includes periods prior to 5/2/94 reflecat performance results achieved in accordance with the previous objective of the Stock Fund.

  The line reprsenting the performance return of the All America Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                           MID CAP EQUITY INDEX FUND

  The Standard & Poor's Mid-Cap Equity Index Fund invests in the 400 stocks included in the S&P 400. The S&P 400 Index was created in early 1991. The Fund became available on May 3, 1999 and performance figures reflect performance from that date forward. Companies included in the Index were selected by Standard & Poor's with the expectation that they would be typical of this asset class, the medium-capitalized sector of the U.S. securities market. The Fund's performance was 11.8%, equaling the performance of the S&P 400 Index for the same period. For 1999, the Technology sector single-handedly erased negative returns posted by the Basic Materials, Consumer Cyclicals, Consumer Staples, Financial, Transportation and Utility sectors. Positive performance was also received from the Communications and Energy sectors. During the fourth quarter of 1999, mid-cap stocks of larger capitalization were strong, although the smaller cap stocks within the Index outperformed for the year. Investors appear to have accepted stocks with high price/earnings ratios in the belief that these companies possess higher earnings growth potential than those with lower P/Es.

                               EQUITY INDEX FUND

  The Equity Index Fund invests in the 500 stocks which comprise the S&P 500 Index. The S&P 500 is a market-value weighted index of 500 domestic stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for 1999 was 20.6%, closely mirroring the S&P's 21.0% return. The Index enjoyed a fifth straight year of double-digit returns and a record ninth consecutive year of positive returns. The prevailing theme of 1999 was the dominance of technology, which was the best performing sector, returning 75% for the year and contributing nearly three-quarters of the Index's annual performance. Three other sectors outperformed the overall index, including Basic Materials, Capital Goods and Consumer Cyclicals. The worst performing sectors were Consumer Staples and Health Care. Investor perceptions of Federal reserve actions, a bias towards large cap stocks and a persistent search for earnings growth drove multiple expansion, which contributed two-thirds of annual return.

                        GROWTH OF A $10,000 INVESTMENT

                                 [LINE GRAPH]


--------------------------------------          ------------------------------------
           Equity Index Fund                               S&P 500 Index
           ------------------                              -------------
Period      Growth      Total Return              Period    Growth    Total Return
Ended         of         ------------              Ended       of      -------------
12/31/99    $10,000    Cumu-  Annual              12/31/99   $10,000  Cumu-  Annual
                       lative Average                                 lative Average
--------------------------------------          ------------------------------------
1 Year       $12,062    20.6%   20.6%           1 Year       $12,104   21.0%  21.0%
5 years      $34,617   246.2%   28.2%           5 Years      $35,120  251.2%  28.6%
Since 2/5/93                                    Since 2/5/93
(Inception)  $37,320   273.2%   21.0%           (Inception)  $38,180  281.8%  21.4%
--------------------------------------          ------------------------------------


The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The Fund's benchmark, the Lehman Bros. Government/Corporate Bond Index, had a rare negative return for 1999 (-2.2%), as did the Bond Fund (-1.9%), although the Bond Fund's less volatile nature enabled it to outperform the Index by a modest margin. Fears of inflation, fed by a strong domestic economy, a booming stock market, and higher oil prices, depressed bond returns. The inability of coupon income to keep pace with interest rate increases further damaged prospects for bond returns.

                        GROWTH OF A $10,000 INVESTMENT

                                 [LINE GRAPH]


----------------------------------      ---------------------------------------
       Bond Fund                         Lehman Bros. Gov't/Corp. Bond Index
       ---------                        ---------------------------------------
Period    Growth     Total Return         Period      Growth      Total Return
Ended      of        ------------         Ended         of        -------------
12/31/99  $10,000    Cumu-  Annual        12/31/99    $10,000     Cumu-  Annual
                    lative Average                               lative Average
----------------------------------      ---------------------------------------
1 Year     $9,809   -1.9%   -1.9%        1 Year       $10,000    -2.2%  -2.2%
5 Years   $14,346   43.5%    7.5%        5 Years      $14,426    44.3%   7.6%
10 Years  $20,769   107.7%   7.6%        10 Years     $20,912    109.1%  7.7%
----------------------------------      ---------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency, and mortgage backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focused on tightly structured U.S. Government agency mortgage securities, which were relatively less volatile than other securities of similar maturity. This enabled the Fund to outperform its benchmark, the Salomon Brothers 1-3 Year Bond Index, 4.2% to 3.3%.

                        GROWTH OF A $ 10,000 INVESTMEMT

                                 [LINE GRAPH]


------------------------------------           -------------------------------------
      Short-Term Bond Fund                     Salomon Bros. 1-3 Year Bond Index
      --------------------                     -------------------------------------
Period       Growth    Total Return             Period      Growth     Total Return
Ended          of      -------------            Ended         of     ---------------
12/31/99     $10,000   Cumu-  Annual            12/31/99    $10,000  Cumu-  Annual
                      lative  Average                                lative  Average
------------------------------------           -------------------------------------
1 Year       $10,424    4.2%   4.2%             1 Year      $10,328   3.3%    3.3%
5 Years      $13,202   32.0%   5.7%             5 Years     $13,742  37.4%    6.6%
Since 2/5/93                                   Since 2/5/93
(Inception)  $13,994   39.9%   5.0%            (Inception)  $14,444  44.4%    5.5%
------------------------------------           -------------------------------------

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                              MID-TERM BOND FUND

  The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities which yield more than U.S. Treasury issues. Interest rates rose substantially during the year due to a strong economy and investor fears of renewed inflationary pressures. By keeping average maturities slightly shorter than those of securities held in the benchmark index, the Fund returned 1.4% for the 1999 calendar year versus the Salomon Brothers 3-7 Year Bond Index return of -1.0%.

                        GROWTH OF A $10,000 INVESTMENT

                                 [LINE GRAPH]


--------------------------------------            --------------------------------------
   Mid-Term Bond Fund                              Salomon Bros. 3-7 Year Bond Index
--------------------------------------            --------------------------------------
Period     Growth     Total Return                Period     Growth      Total Return
                      ------------                                      ----------------
Ended        of       Cumu-   Annual              Ended        of       Cumu-   Annual
12/31/99    $10,000   lative  Average             12/31/99   $10,000    lative  Average
--------------------------------------            --------------------------------------
1 Year      $10,138   1.4%     1.4%               1 Year        $9,900    -1.0%   -1.0%
5 Years     $13,982   39.8%    6.9%               5 Years      $14,172    41.7%    7.2%
Since 2/5/93                                      Since 2/5/93
(inception) $ 14,479  44.8%    5.5%               (inception)  $14,790    47.9%   5.8%
--------------------------------------            --------------------------------------

The line representing the peformance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and mangement fees, that reduce returns, while the performance return line of the index does not.

                                COMPOSITE FUND

  The Composite Fund's investment objective is the achievement of a high total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk. This is carried out through investment in both stocks and fixed income securities. The Fund may invest in approximately 100 stocks, all of which are included in the S&P 500 Index. They include the Index's top 25 stocks by market capitalization, in which the Fund invests in approximately the same weight as their representation within the Index. The remaining 75 stocks are selected for their unique opportunities and attractiveness, as well as to keep the Fund's sector weights similar to the Index. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. The Lehman Bros. Government/Corporate Index returned -2.2%. The S&P 500 returned 21.0%. The Composite Fund returned 15.2% on a consolidated basis, which is comprised of approximately 60% equities, with the rest mainly fixed income securities.


                        GROWTH OF A $10,000 INVESTMENT

                                 [LINE GRAPH]

----------------------------------             --------------------------------
      Composite Fund                            S & P 500 Index
      --------------                            ---------------
Period    Growth    Total Return               Period    Growth   Total Return
                   ---------------                               --------------
Ended      of      Cumu-  Annual               Ended       of     Cumu-  Annual
12/31/99 $10,000   lative Average              12/31/99  10,000  lative Average
----------------------------------             --------------------------------
1 Year   $11,518   15.2%  15.2%                1 Year    $12,104  21.0%   21.0%
5 Years  $21,166  117.7%  16.2%                5 Years   $35,120  251.2%  28.6%
10 Years $30,987  209.9%  12.0%                10 Years  $53,262  432.6%  18.2%
----------------------------------             --------------------------------


----------------------------------            ----------------------------------
Lehman Bros Gov't/Corp. Bond Index            Salomon Bros. 3-Month T-Bill Index
----------------------------------            ----------------------------------
Period    Growth    Total Return               Period    Growth    Total Return
                   ---------------                               ---------------
Ended      of      Cumu-  Annual               Ended       of    Cumm-  Annual
12/31/99 $10,000   lative Average              12/31/99  10,000  lative Average
----------------------------------             ---------------------------------
1 Year   $9,785    -2.2%  -2.2%                1 Year    $10,474   4.7%    4.7%
5 Years  $14,426   44.3%   7.6%                5 Years   $12,890   28.9%   5.2%
10 Years $20,912  109.1%   7.7%                10 Years  $16,382   63.8%   5.1%
----------------------------------             ---------------------------------

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return lines of the indices do not.

                            AGGRESSIVE EQUITY FUND

  The Fund's investment objective is capital appreciation through investing in stocks characterized as both growth and value stocks. It is expected that approximately 50% of the Fund's assets will be invested in each category. During 1999, growth stocks, both in the Fund and in the broader market, significantly outperformed value stocks, as investors favored companies which exhibited earnings growth, some of which was expected and some which was not. The Fund was heavily weighted in the Technology sector, which has dominated the equity markets as it has offered the most growth potential. The Fund returned 43.3%, significantly outperforming its benchmark, the Russell 2000 Index, which returned 21.3%.

              [CHART ILLUSTRATING GROWTH OF A $10,000 INVESTMENT]

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                       Discount             Face     Amortized
                               Rating*   Rate   Maturity   Amount      Cost
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper
 Allied Signal, Inc. .........  A1/P1    5.83%  01/18/00 $2,000,000 $ 1,994,454
 Allied Signal, Inc. .........  A1/P1    5.90   01/27/00  1,000,000     995,716
 American Express Credit
  Corp........................  A1/P1    5.80   01/19/00    575,000     573,318
 Archer-Daniels-Midland Co.... A1+/P1    6.30   01/25/00    250,000     248,947
 Associates Corp. North
  America..................... A1+/P1    5.92   02/04/00  1,000,000     994,386
 AT&T Corp.................... A1+/P1    6.01   01/25/00  2,500,000   2,489,951
 Avery Dennison Corp..........  A1/P1    5.93   01/14/00  2,500,000   2,494,624
 Baltimore Gas & Electric Co..  A1/P1    5.90   01/13/00  1,410,000   1,407,216
 Bear Stearns Cos Inc. .......  A1/P1    5.94   01/10/00  2,500,000   2,496,233
 Bell Atlantic Network Funding
  Corp........................  A1/P1    5.88   01/21/00  2,500,000   2,491,793
 Bemis, Inc...................  A1/P1    6.03   01/19/00  2,900,000   2,891,229
 British Telecommunications... A1+/P1    5.85   01/18/00    957,000     954,337
 British Telecommunications... A1+/P1    5.86   01/24/00  1,295,000   1,290,117
 Campbell Soup Company........ A1+/P1    5.80   01/21/00  2,500,000   2,491,905
 Cargill, Inc................. A1+/P1    6.25   01/14/00  2,000,000   1,995,474
 Carolina Power & Light Corp..  A1/P1    6.40   01/26/00    870,000     866,123
 CIT Group Holdings, Inc. ....  A1/P1    5.95   01/04/00  2,500,000   2,498,748
 CIT Group Holdings, Inc......  A1/P1    5.87   01/10/00    500,000     499,263
 Coca-Cola Co................. A1+/P1    5.78   01/13/00  1,020,000   1,018,022
 DaimlerChrysler AG...........  A1/P1    5.95   01/18/00  1,000,000     997,149
 DaimlerChrysler AG...........  A1/P1    5.95   02/07/00  2,025,000   2,012,567
 Du Pont (E.I.) de Nemours.... A1+/P1    5.78   01/26/00  1,180,000   1,175,234
 Ford Motor Credit Corp.......  A1/P1    5.98   01/14/00  1,300,000   1,297,179
 Ford Motor Credit Corp.......  A1/P1    5.90   01/19/00  2,000,000   1,994,075
 General Electric Capital
  Corp........................ A1+/P1    5.95   01/20/00    743,000     740,655
 General Electric Capital
  Corp........................ A1+/P1    5.80   01/21/00    500,000     498,378
 Great Lakes Chemical Corp....  A1/P1    5.90   01/28/00  2,500,000   2,488,892
 Great Lakes Chemical Corp....  A1/P1    6.05   01/28/00    425,000     423,065
 GTE Funding, Inc.............  A1/P1    5.90   01/18/00  2,500,000   2,492,989
 Heinz (H.J.) Co..............  A1/P1    6.15   01/11/00  2,375,000   2,370,932
 Heinz (H.J.) Co..............  A1/P1    6.05   01/13/00    550,000     548,887
 Merrill Lynch & Co., Inc..... A1+/P1    5.88   01/21/00  1,000,000     996,712
 Merrill Lynch & Co., Inc..... A1+/P1    5.95   01/28/00    695,000     691,882
 Merrill Lynch & Co., Inc..... A1+/P1    6.00   01/28/00  1,500,000   1,493,222
 Minnesota Mining & Mfg. Co... A1+/P1    6.05   01/28/00  1,200,000   1,194,540
 Northern Illinois Gas Co..... A1+/P1    5.88   01/21/00  2,855,000   2,845,629
 Northern States Power Co..... A1+/P1    6.00   01/10/00  2,054,000   2,050,908
 Panasonic Finance, Inc....... A1+/P1    5.87   02/03/00  2,795,000   2,779,897
 Procter & Gamble Co.......... A1+/P1    6.10   01/12/00    500,000     499,065
 Procter & Gamble Co.......... A1+/P1    5.85   01/26/00    985,000     980,979
 SBC Communications, Inc...... A1+/P1    5.82   01/20/00  2,500,000   2,492,271
 Sony Capital Corp............  A1/P1    6.27   01/18/00  2,500,000   2,492,576
 Toyota Credit de Puerto Rico. A1+/P1    6.37   01/13/00  1,000,000     997,870
 Toyota Credit de Puerto Rico. A1+/P1    5.98   01/21/00  1,000,000     996,661
 Toyota Credit de Puerto Rico. A1+/P1    6.02   02/03/00  1,000,000     994,459
 Toyota Motor Credit Corp..... A1+/P1    6.04   01/13/00    295,000     294,404
 UBS Finance (Delw.) Inc...... A1+/P1    4.00   01/03/00  2,250,000   2,249,500
 Xerox Credit.................  A1/P1    5.87   01/18/00  1,800,000   1,794,964
                                                                    -----------
Total Short-Term Debt
 Securities:
 (Cost: $73,577,397) 100%.....                                      $73,577,397
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Services, Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS:
Common Stocks
 3Com Corp. ..............................................  14,572 $    684,884
 Abbott Laboratories......................................  64,928    2,357,698
 Adaptec, Inc. ...........................................   4,313      215,111
 ADC Telecommunications, Inc. ............................   6,318      458,450
 Adobe Systems, Inc. .....................................   5,077      341,428
 Advanced Micro Devices, Inc. ............................   6,217      179,904
 AES Corp. ...............................................   8,717      651,596
 Aetna, Inc. .............................................   6,321      352,791
 Aflac, Inc. .............................................  11,239      530,340
 Air Products & Chemicals, Inc. ..........................   9,685      325,053
 Alberto-Culver Co. Cl B..................................   2,371       61,201
 Albertson's, Inc. .......................................  17,888      576,888
 Alcan Aluminum Ltd. .....................................   9,256      381,232
 ALCOA, Inc. .............................................  15,475    1,284,425
 Allegheny Technologies, Inc. ............................   3,951       88,651
 Allergan, Inc. ..........................................   5,572      277,207
 Allied Waste Industries, Inc. ...........................   7,976       70,289
 Allstate Corp. ..........................................  34,016      816,384
 Alltel Corp. ............................................  13,259    1,096,354
 Alza Corp. ..............................................   4,340      150,273
 Amerada Hess Corp. ......................................   3,830      217,353
 Ameren Corp. ............................................   5,795      189,786
 America Online, Inc. ....................................  94,415    7,122,432
 American Electric Power, Inc. ...........................   8,198      263,361
 American Express Co. ....................................  18,907    3,143,289
 American General Corp. ..................................  10,437      791,907
 American Greetings Corp. Cl A............................   2,725       64,378
 American Home Products Corp. ............................  55,147    2,174,860
 American Int'l. Group, Inc. .............................  65,389    7,070,186
 Amgen, Inc. .............................................  43,143    2,591,276
 AMR Corp. ...............................................   6,254      419,018
 Amsouth Bancorporation...................................  16,517      318,985
 Anadarko Petroleum Corp. ................................   5,386      183,797
 Analog Devices, Inc. ....................................   7,382      686,526
 Andrew Corp. ............................................   3,464       65,600
 Anheuser-Busch Cos., Inc. ...............................  19,651    1,392,765
 Aon Corp. ...............................................  10,839      433,560
 Apache Corp. ............................................   4,818      177,965
 Apple Computer, Inc. ....................................   6,795      698,611
 Applied Materials, Inc. .................................  15,982    2,024,720
 Archer-Daniels-Midland Co. ..............................  25,694      313,146
 Armstrong World Inds., Inc. .............................   1,690       56,404
 Ashland, Inc. ...........................................   3,047      100,361
 Associates First Capital Corp. Cl A......................  30,757      843,895
 AT&T Corp. .............................................. 134,954    6,848,916
 Atlantic Richfield Co. ..................................  13,630    1,178,995
 Autodesk, Inc. ..........................................   2,576       86,940
 Automatic Data Processing, Inc. .........................  26,401    1,422,354
 AutoZone, Inc. ..........................................   6,097      197,009
 Avery Dennison Corp. ....................................   4,759      346,812
 Avon Products, Inc. .....................................  10,234      337,722
 Baker Hughes, Inc. ......................................  13,904      292,853
 Ball Corp. ..............................................   1,284       50,558
 Bank of America Corp. ...................................  72,102    3,618,619
 Bank of New York, Inc. ..................................  31,101    1,244,040
 Bank One Corp. ..........................................  48,438    1,553,043
 Bard (C.R.), Inc. .......................................   2,164      114,692
 Barrick Gold Corp. ......................................  16,660      294,674
 Bausch & Lomb, Inc. .....................................   2,424      165,893
 Baxter International, Inc. ..............................  12,287      771,777
 BB & T Corp. ............................................  13,978      382,648
 Bear Stearns Cos., Inc. .................................   5,033      215,161
 Becton Dickinson & Co. ..................................  10,572      282,801
 Bed Bath & Beyond, Inc. .................................   5,906      205,234

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Bell Atlantic Corp. .....................................  65,581 $  4,037,330
 BellSouth Corp. .........................................  79,499    3,721,547
 Bemis, Inc. .............................................   2,211       77,109
 Best Buy, Inc. ..........................................   8,669      435,075
 Bestfoods................................................  11,781      619,239
 Bethlehem Steel Corp. ...................................   5,539       46,389
 Biomet, Inc. ............................................   4,765      190,600
 Black & Decker Corp. ....................................   3,675      192,019
 Block (H. & R.), Inc. ...................................   4,123      180,381
 BMC Software, Inc. ......................................  10,222      817,121
 Boeing Co. ..............................................  39,470    1,640,472
 Boise Cascade Corp. .....................................   2,409       97,565
 Boston Scientific Corp. .................................  17,515      383,141
 Briggs & Stratton Corp. .................................     991       53,142
 Bristol-Myers Squibb Co. ................................  83,780    5,377,629
 Brown-Forman Corp. Cl B..................................   2,892      165,567
 Brunswick Corp. .........................................   3,878       86,286
 Burlington Northern Santa Fe Corp. ......................  19,299      468,001
 Burlington Resources, Inc. ..............................   9,186      303,712
 Cabletron Systems, Inc. .................................   7,626      198,276
 Campbell Soup Co. .......................................  18,070      699,083
 Capital One Financial Corp. .............................   8,328      401,306
 Cardinal Health, Inc. ...................................  11,836      566,649
 Carnival Corp. ..........................................  26,055    1,245,755
 Carolina Power & Light Co. ..............................   6,740      205,149
 Caterpillar, Inc. .......................................  15,017      706,738
 CBS Corp. ...............................................  32,199    2,058,724
 Cendant Corp. ...........................................  30,030      797,672
 Centex Corp. ............................................   2,511       61,990
 Central & South West Corp. ..............................   8,981      179,620
 CenturyTel, Inc. ........................................   5,899      279,465
 Ceridian Corp. ..........................................   6,109      131,725
 Champion International Corp. ............................   4,063      251,652
 Charles Schwab Corp. ....................................  34,631    1,328,965
 Chase Manhattan Corp. ...................................  34,834    2,706,166
 Chevron Corp. ...........................................  27,717    2,400,985
 Chubb Corp. .............................................   7,431      418,458
 CIGNA Corp. .............................................   7,854      632,738
 Cincinnati Financial Corp. ..............................   6,931      216,161
 CINergy Corp. ...........................................   6,712      161,927
 Circuit City Group, Inc. ................................   8,584      386,817
 Cisco Systems, Inc. ..................................... 138,149   14,799,212
 Citigroup, Inc. ......................................... 142,401    7,912,156
 Citrix Systems, Inc. ....................................   3,785      465,555
 Clear Channel Communications, Inc.                         14,296    1,275,918
 Clorox Co. ..............................................   9,984      502,944
 CMS Energy Corp. ........................................   4,891      152,538
 Coastal Corp. ...........................................   9,022      319,717
 Coca-Cola Co. ........................................... 104,319    6,076,582
 Coca-Cola Enterprises, Inc. .............................  17,970      361,646
 Colgate-Palmolive Co. ...................................  24,605    1,599,325
 Columbia Energy Group....................................   3,432      217,074
 Columbia/HCA Healthcare Corp. ...........................  23,790      697,344
 Comcast Corp. Cl A.......................................  31,747    1,605,208
 Comerica, Inc. ..........................................   6,605      308,371
 Compaq Computer Corp. ...................................  71,799    1,943,060
 Computer Associates Intl., Inc. .........................  22,765    1,592,127
 Computer Sciences Corp. .................................   7,032      665,403
 Compuware Corp. .........................................  15,114      562,997
 Comverse Technology Inc. ................................   2,986      432,224
 Conagra, Inc. ...........................................  20,790      469,074
 Conoco, Inc. ............................................  26,450      657,944
 Conseco, Inc. ...........................................  13,816      246,961
 Consolidated Edison, Inc. ...............................   9,335      322,058

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Consolidated Natural Gas Co. ............................   4,051 $    263,062
 Consolidated Stores Corp. ...............................   4,675       75,969
 Constellation Energy Group, Inc. ........................   6,316      183,164
 Cooper Industries, Inc. .................................   3,977      160,820
 Cooper Tire & Rubber Co. ................................   3,200       49,800
 Coors (Adolph) Co. Cl B..................................   1,554       81,585
 Corning, Inc. ...........................................  10,338    1,332,956
 Costco Wholesale Corp. ..................................   9,369      854,921
 Countrywide Credit Industries, Inc. .....................   4,779      120,670
 Crane Co. ...............................................   2,783       55,312
 Crown Cork & Seal, Inc. .................................   5,147      115,164
 CSX Corp. ...............................................   9,221      289,309
 Cummins Engine Co., Inc. ................................   1,769       85,465
 CVS Corp. ...............................................  16,551      661,006
 Dana Corp. ..............................................   6,948      208,006
 Danaher Corp. ...........................................   6,012      290,079
 Darden Restaurants, Inc. ................................   5,550      100,594
 Dayton-Hudson Corp. .....................................  18,611    1,366,745
 Deere & Co. .............................................   9,870      428,111
 Dell Computer Corp. ..................................... 107,313    5,472,963
 Delphi Automotive Systems Corp. .........................  23,863      375,842
 Delta Air Lines, Inc. ...................................   5,612      279,548
 Deluxe Corp. ............................................   3,100       85,056
 Dillard's Inc. Cl A......................................   4,534       91,530
 Disney (Walt) Co. .......................................  87,102    2,547,734
 Dollar General Corp. ....................................  11,234      255,574
 Dominion Resources, Inc. ................................   8,059      316,316
 Donnelley (R.R.) & Sons Co. .............................   5,340      132,499
 Dover Corp. .............................................   8,600      390,225
 Dow Chemical Co. ........................................   9,262    1,237,635
 Dow Jones & Co., Inc. ...................................   3,779      256,972
 DTE Energy Co. ..........................................   6,126      192,203
 Du Pont (E.I.) de Nemours & Co. .........................  44,115    2,906,084
 Duke Energy Corp. .......................................  15,444      774,131
 Dun & Bradstreet Corp. ..................................   6,795      200,453
 Eastern Enterprises......................................   1,120       64,330
 Eastman Chemical Co. ....................................   3,302      157,464
 Eastman Kodak Co. .......................................  13,329      883,046
 Eaton Corp. .............................................   3,108      225,719
 Ecolab, Inc. ............................................   5,473      214,131
 Edison International.....................................  14,664      384,014
 El Paso Energy Corp. ....................................   9,643      374,269
 Electronic Data Systems Corp. ...........................  19,883    1,330,918
 EMC Corp. ...............................................  42,974    4,694,916
 Emerson Electric Co. ....................................  18,351    1,052,889
 Engelhard Corp. .........................................   5,315      100,321
 Enron Corp. .............................................  30,224    1,341,190
 Entergy Corp. ...........................................  10,425      268,444
 Equifax, Inc. ...........................................   5,973      140,739
 Exxon Mobil Corp. ....................................... 145,859   11,750,766
 Fannie Mae...............................................  43,290    2,702,919
 FDX Corp. ...............................................  12,610      516,222
 Federated Department Stores, Inc. .......................   8,867      448,338
 Fifth Third Bancorp......................................  13,038      956,663
 First Data Corp. ........................................  17,699      872,782
 First Union Corp. .......................................  41,717    1,368,839
 Firstar Corp. ...........................................  41,398      874,533
 FirstEnergy Corp. .......................................   9,842      223,290
 FleetBoston Financial Corp. .............................  38,668    1,346,130
 Fleetwood Enterprises, Inc. .............................   1,408       29,040
 Florida Progress Corp. ..................................   4,146      175,428
 Fluor Corp. .............................................   3,191      146,387
 FMC Corp. ...............................................   1,292       74,048

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Ford Motor Co. ..........................................  51,015 $  2,726,114
 Fort James Corp. ........................................   9,138      250,153
 Fortune Brands, Inc. ....................................   6,930      229,123
 Foster Wheeler Corp. ....................................   1,720       15,265
 FPL Group, Inc. .........................................   7,570      324,091
 Franklin Resources, Inc. ................................  10,649      341,434
 Freddie Mac..............................................  29,361    1,381,802
 Freeport-McMoran Copper &
  Gold, Inc. Cl B.........................................   6,905      145,868
 Gannett Co., Inc. .......................................  11,774      960,317
 Gap, Inc. ...............................................  36,162    1,663,452
 Gateway, Inc. ...........................................  13,382      964,340
 General Dynamics Corp. ..................................   8,511      448,955
 General Electric Co. .................................... 138,571   21,443,862
 General Instrument Corp. ................................   7,350      624,750
 General Mills, Inc. .....................................  12,833      458,780
 General Motors Corp. ....................................  27,039    1,965,397
 Genuine Parts Co. .......................................   7,510      186,342
 Georgia-Pacific Group....................................   7,222      366,517
 Gillette Co. ............................................  45,303    1,865,917
 Global Crossing Ltd. ....................................  32,051    1,602,550
 Golden West Financial Corp. .............................   6,826      228,671
 Goodrich (B.F.) Co. .....................................   4,643      127,683
 Goodyear Tire & Rubber Co. ..............................   6,603      186,122
 GPU, Inc. ...............................................   5,213      156,064
 Grainger (W.W.), Inc. ...................................   3,944      188,573
 Great Atlantic & Pacific Tea, Inc. ......................   1,618       45,102
 Great Lakes Chemical Corp. ..............................   2,429       92,757
 GTE Corp. ...............................................  41,043    2,896,097
 Guidant Corp. ...........................................  12,981      610,107
 Halliburton Holdings Co. ................................  18,657      750,944
 Harcourt General, Inc. ..................................   2,999      120,710
 Harrah's Entertainment, Inc. ............................   5,431      143,582
 Hartford Financial Svs Gp, Inc. .........................   9,360      443,430
 Hasbro, Inc. ............................................   8,184      156,008
 HealthSouth Corp. .......................................  16,313       87,682
 Heinz (H.J.) Co. ........................................  15,136      602,602
 Helmerich & Payne, Inc. .................................   2,081       45,392
 Hercules, Inc. ..........................................   4,490      125,159
 Hershey Food Corp. ......................................   5,844      277,590
 Hewlett-Packard Co. .....................................  43,037    4,903,528
 Hilton Hotels Corp. .....................................  15,577      149,929
 Home Depot, Inc. ........................................  97,239    6,666,949
 Homestake Mining Co. ....................................  10,992       85,875
 Honeywell International, Inc. ...........................  33,433    1,928,666
 Household International Corp. ...........................  19,856      739,636
 Humana, Inc. ............................................   7,075       57,927
 Huntington Bancshares, Inc. .............................   9,704      231,683
 Ikon Office Solutions, Inc. .............................   6,298       42,905
 Illinois Tool Works, Inc. ...............................  12,691      857,436
 IMS Health, Inc. ........................................  13,005      353,573
 Inco Ltd. ...............................................   8,107      190,515
 Ingersoll Rand Co. ......................................   6,909      380,427
 Intel Corp. ............................................. 141,106   11,614,788
 International Business Machines Corp.                      76,132    8,222,256
 International Flavors &
  Fragrances, Inc. .......................................   4,439      167,572
 International Paper Co. .................................  17,488      986,979
 Interpublic Group of Cos., Inc. .........................  11,853      683,770
 ITT Industries, Inc. ....................................   3,713      124,153
 Jefferson-Pilot Corp. ...................................   4,423      301,870
 Johnson & Johnson........................................  58,730    5,469,231
 Johnson Controls, Inc. ..................................   3,604      204,978
 Jostens, Inc. ...........................................   1,409       34,256

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Kansas City Southern Inds. ..............................   4,668 $    348,350
 Kaufman & Broad Home Corp. ..............................   2,017       48,786
 Kellogg Co. .............................................  17,122      527,572
 Kerr-McGee Corp. ........................................   3,646      226,052
 KeyCorp. ................................................  18,892      417,986
 Kimberly Clark Corp. ....................................  22,990    1,500,098
 KLA Tencor Corp. ........................................   3,799      423,114
 Kmart Corp. .............................................  20,851      209,813
 Knight-Ridder, Inc. .....................................   3,545      210,928
 Kohl's Corp. ............................................   6,882      496,794
 Kroger Co. ..............................................  35,138      663,230
 Legget & Platt, Inc. ....................................   8,290      177,717
 Lehman Brothers Holdings, Inc. ..........................   5,069      429,281
 Lexmark Intl Group Inc. Cl A.............................   5,394      488,157
 Lilly (Eli) & Co. .......................................  46,058    3,062,857
 Limited, Inc. ...........................................   9,068      392,758
 Lincoln National Corp. ..................................   8,256      330,240
 Liz Claiborne, Inc. .....................................   2,497       93,950
 Lockheed Martin Corp. ...................................  16,723      365,816
 Loews Corp. .............................................   4,479      271,819
 Longs Drug Stores Corp. .................................   1,658       42,797
 Louisiana-Pacific Corp. .................................   4,496       64,068
 Lowe's Companies, Inc. ..................................  16,139      964,305
 LSI Logic Corp. .........................................   6,297      425,048
 Lucent Technologies, Inc. ............................... 132,325    9,899,564
 Mallinckrodt, Inc. ......................................   2,939       93,497
 Manor Care, Inc. ........................................   4,352       69,632
 Marriott International, Inc. Cl A........................  10,507      331,627
 Marsh & McLennan Co., Inc. ..............................  11,281    1,079,451
 Masco Corp. .............................................  18,879      479,055
 Mattel, Inc. ............................................  17,771      233,244
 May Department Stores Co. ...............................  14,112      455,112
 Maytag Corp. ............................................   3,566      171,168
 MBIA, Inc. ..............................................   4,206      222,129
 MBNA Corp. ..............................................  33,863      922,767
 McDermott International, Inc. ...........................   2,506       22,711
 McDonald's Corp. ........................................  57,186    2,305,311
 McGraw-Hill Cos., Inc. ..................................   8,282      510,378
 MCI WorldCom, Inc. ...................................... 119,877    6,360,973
 McKesson HBOC, Inc. .....................................  11,893      268,336
 Mead Corp. ..............................................   4,335      188,302
 MediaOne Group, Inc. ....................................  25,847    1,985,373
 Medtronic, Inc. .........................................  50,482    1,839,438
 Mellon Financial Corp. ..................................  21,483      731,765
 Merck & Co., Inc. .......................................  98,720    6,620,410
 Meredith Corp. ..........................................   2,200       91,713
 Merrill Lynch & Co., Inc. ...............................  15,655    1,307,193
 MGIC Investment Corp. ...................................   4,465      268,737
 Micron Technology, Inc. .................................  11,397      886,117
 Microsoft Corp. ......................................... 217,931   25,443,402
 Milacron, Inc. ..........................................   1,559       23,970
 Millipore Corp. .........................................   1,900       73,388
 Minnesota Mining & Mfg. Co. .............................  16,950    1,658,981
 Mirage Resorts, Inc. ....................................   8,160      124,950
 Molex, Inc. .............................................   6,620      375,271
 Monsanto Co. ............................................  26,802      954,821
 Morgan (J.P.) & Co., Inc. ...............................   7,313      926,009
 Morgan Stanley Dean Witter...............................  23,523    3,357,908
 Motorola, Inc. ..........................................  25,725    3,788,006
 Nabisco Group Holdings Corp. ............................  13,775      146,359
 NACCO Industries, Inc. Cl A..............................     362       20,114
 National City Corp. .....................................  26,040      616,823
 National Semiconductor Corp. ............................   7,244      310,134
 National Service Industries..............................   1,720       50,740

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Navistar International Corp. ............................   2,685 $    127,202
 Network Appliance, Inc. .................................   6,307      523,875
 New Century Energies, Inc. ..............................   4,880      148,230
 New York Times Co. Cl A..................................   7,233      355,321
 Newell Rubbermaid, Inc. .................................  11,912      345,448
 Newmont Mining Corp. ....................................   7,079      173,436
 Nextel Communications, Inc. Cl A.........................  15,349    1,582,866
 Niagara Mohawk Holdings, Inc. ...........................   7,910      110,246
 Nicor, Inc. .............................................   1,991       64,708
 Nike, Inc. Cl B..........................................  11,827      586,176
 Nordstrom, Inc. .........................................   5,852      153,249
 Norfolk Southern Corp. ..................................  16,076      329,558
 Nortel Networks Corp. ...................................  56,409    5,697,309
 Northern States Power Co. ...............................   6,538      127,491
 Northern Trust Corp. ....................................   9,401      498,253
 Northrop Grumman Corp. ..................................   2,931      158,457
 Novell, Inc. ............................................  14,067      561,801
 Nucor Corp. .............................................   3,697      202,642
 Occidental Petroleum Corp. ..............................  15,524      335,707
 Office Depot, Inc. ......................................  13,903      152,064
 Old Kent Financial Corp. ................................   4,972      175,885
 Omnicom Group, Inc. .....................................   7,494      749,400
 Oneok, Inc. .............................................   1,336       33,567
 Oracle Corp. ............................................  60,128    6,738,094
 Owens Corning............................................   2,315       44,708
 Owens-Illinois, Inc. ....................................   6,340      158,896
 Paccar, Inc. ............................................   3,298      146,143
 Pactiv Corp. ............................................   7,237       76,893
 Paine Webber Group, Inc. ................................   6,028      233,962
 Pall Corp. ..............................................   5,253      113,268
 Parametric Technology Corp. .............................  11,372      307,755
 Parker Hannifin Corp. ...................................   4,730      242,708
 Paychex, Inc. ...........................................  10,415      416,600
 PE Corp-PE Biosystems Group..............................   4,358      524,322
 Peco Energy Co. .........................................   7,847      272,683
 Penney (J.C.) Co., Inc. .................................  10,991      219,133
 Peoples Energy Corp. ....................................   1,498       50,183
 Peoplesoft, Inc. ........................................  10,392      221,480
 Pep Boys-Manny, Moe & Jack...............................   2,221       20,267
 PepsiCo, Inc. ...........................................  61,481    2,167,205
 Perkin Elmer, Inc. ......................................   1,936       80,707
 Pfizer, Inc. ............................................ 163,501    5,303,564
 PG & E Corp. ............................................  16,217      332,449
 Pharmacia & Upjohn, Inc. ................................  21,899      985,455
 Phelps Dodge Corp. ......................................   3,421      229,605
 Phillip Morris Cos., Inc. ...............................  99,933    2,317,196
 Phillips Petroleum Co. ..................................  10,697      502,759
 Pinnacle West Capital Corp. .............................   3,579      109,383
 Pitney Bowes, Inc. ......................................  11,203      541,245
 Placer Dome, Inc. .......................................  13,752      147,834
 PNC Bank Corp. ..........................................  12,417      552,557
 Polaroid Corp. ..........................................   1,873       35,236
 Potlatch Corp. ..........................................   1,222       54,532
 PP&L Resources, Inc. ....................................   6,069      138,828
 PPG Industries, Inc. ....................................   7,340      459,209
 Praxair, Inc. ...........................................   6,713      337,748
 Price (T. Rowe) Associates, Inc. ........................   5,053      186,645
 Proctor & Gamble Co. ....................................  55,503    6,081,047
 Progressive Corp. of Ohio................................   3,116      227,858
 Providian Financial Corp. ...............................   5,996      546,011
 Public Svc. Enterprise Group, Inc. ......................   9,232      321,389
 Pulte Corp. .............................................   1,826       41,085
 Quaker Oats Co. .........................................   5,651      370,847
 Qualcomm, Inc. ..........................................  27,868    4,911,735

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Quintiles Transnational Corp. ...........................   4,855 $     90,728
 Ralston Purina Co. ......................................  13,660      380,773
 Raytheon Co. Cl B........................................  14,293      379,658
 Reebok International Ltd. ...............................   2,357       19,298
 Regions Financial Corp. .................................   9,235      232,029
 Reliant Energy, Inc. ....................................  12,488      285,663
 Republic New York Corp. .................................   4,428      318,816
 Reynolds Metals Co. .....................................   2,655      203,439
 Rite-Aid Corp. ..........................................  10,936      122,347
 Rockwell Intl., Corp. ...................................   8,034      384,628
 Rohm & Haas Co. .........................................   9,244      376,115
 Rowan Cos., Inc. ........................................   3,517       76,275
 Royal Dutch Petroleum Co. N.Y. ..........................  90,563    5,473,401
 Russell Corp. ...........................................   1,408       23,584
 Ryder System, Inc. ......................................   2,712       66,275
 Safeco Corp. ............................................   5,491      136,589
 Safeway, Inc. ...........................................  21,489      764,203
 Sara Lee Corp. ..........................................  38,378      846,715
 SBC Communications, Inc. ................................ 144,078    7,023,803
 Schering-Plough Corp. ...................................  62,046    2,617,566
 Schlumberger, Ltd. ......................................  23,222    1,306,238
 Scientific-Atlanta, Inc. ................................   3,318      184,564
 Scottish Power plc -- ADR................................       *            9
 Seagate Technology.......................................   8,798      409,657
 Seagram Ltd. ............................................  18,309      822,761
 Sealed Air Corp. New.....................................   3,527      182,743
 Sears Roebuck & Co. .....................................  15,963      485,874
 Sempra Energy............................................  10,151      176,374
 Service Corp. International..............................  11,490       79,712
 Shared Medical Systems Corp. ............................   1,128       57,458
 Sherwin-Williams Co. ....................................   7,006      147,126
 Sigma-Aldrich Corp. .....................................   4,261      128,096
 Silicon Graphics, Inc. ..................................   7,763       76,174
 SLM Holding Corp. .......................................   6,719      283,878
 Snap-On, Inc. ...........................................   2,472       65,663
 Solectron Corp. .........................................  12,373    1,176,982
 Southern Co. ............................................  28,428      668,058
 Southtrust Corp. ........................................   7,087      267,977
 Southwest Airlines Co. ..................................  21,305      344,875
 Springs Industries, Inc. ................................     755       30,153
 Sprint Corp. (FON Group).................................  36,805    2,477,437
 Sprint Corp. (PCS Group).................................  18,201    1,865,603
 St. Jude Medical, Inc. ..................................   3,554      109,063
 St. Paul Companies, Inc. ................................   9,598      323,333
 Stanley Works............................................   3,799      114,445
 Staples, Inc. ...........................................  19,616      407,032
 State Street Corp. ......................................   6,757      493,683
 Summit Bancorp...........................................   7,381      226,043
 Sun Microsystems, Inc. ..................................  65,975    5,108,939
 Sunoco, Inc. ............................................   3,811       89,559
 Suntrust Banks, Inc. ....................................  13,514      929,932
 Supervalu, Inc. .........................................   5,896      117,920
 Synovus Financial Corp. .................................  11,817      234,863
 Sysco Corp. .............................................  13,911      550,354
 Tandy Corp. .............................................   8,165      401,616
 Tektronix, Inc. .........................................   1,978       76,895
 Tellabs, Inc. ...........................................  16,990    1,090,546
 Temple-Inland, Inc. .....................................   2,347      154,755
 Tenet Healthcare Corp. ..................................  13,151      309,049
 Teradyne, Inc. ..........................................   7,222      476,652
 Texaco, Inc. ............................................  23,358    1,268,631
 Texas Instruments, Inc. .................................  33,872    3,281,350

-------
* Fractional share attributable to Corporate Action.

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Texas Utilities Co. .....................................  11,674 $    415,157
 Textron, Inc. ...........................................   6,282      481,751
 Thermo Electron Corp. ...................................   6,683      100,245
 Thomas & Betts Corp. ....................................   2,442       77,839
 Time Warner, Inc. .......................................  54,336    3,935,964
 Times Mirror Co. ........................................   2,551      170,917
 Timken Co. ..............................................   2,615       53,444
 TJX Companies, Inc. .....................................  13,096      267,650
 Torchmark Corp. .........................................   5,555      161,442
 Tosco Corp. .............................................   6,079      165,273
 Toys R Us, Inc. .........................................  10,338      147,963
 Transocean Sedco Forex, Inc. ............................   4,496      151,452
 Tribune Co. .............................................  10,036      552,607
 Tricon Global Restaurants, Inc. .........................   6,484      250,445
 TRW, Inc. ...............................................   5,136      266,751
 Tupperware Corp. ........................................   2,433       41,209
 Tyco International Ltd. .................................  71,322    2,772,643
 U.S. Bancorp.............................................  30,732      731,806
 U.S. West, Inc. .........................................  21,341    1,536,552
 Unicom Corp. ............................................   9,187      307,765
 Unilever N.V. ...........................................  24,140    1,314,121
 Union Carbide Corp. .....................................   5,653      377,338
 Union Pacific Corp. .....................................  10,498      457,975
 Union Pacific Resources Group, Inc. .....................  10,645      135,724
 Union Planters Corp. ....................................   5,956      234,890
 Unisys Corp. ............................................  13,073      417,519
 United Healthcare Corp. .................................   7,169      380,853
 United Technologies Corp. ...............................  20,219    1,314,235
 Unocal Corp. ............................................  10,238      343,613
 UNUMProvident Corp. .....................................  10,137      325,018
 US Airways Group Inc. ...................................   3,022       96,893
 UST, Inc. ...............................................   7,226      182,005
 USX-Marathon Group.......................................  13,123      323,974
 USX-U.S. Steel Group.....................................   3,729      123,057
 V F Corp. ...............................................   4,989      149,670
 Viacom, Inc. Cl B........................................  29,437    1,779,099
 Vulcan Materials Co. ....................................   4,226      168,776
 W.R. Grace & Co. ........................................   3,004       41,681
 Wachovia Corp. ..........................................   8,563      582,284
 Wal-Mart Stores, Inc. ................................... 187,949   12,991,975
 Walgreen Co. ............................................  42,382    1,239,674
 Warner-Lambert Co. ......................................  36,265    2,971,463
 Washington Mutual, Inc. .................................  24,382      633,932
 Waste Management, Inc. ..................................  26,170      449,797
 Watson Pharmaceuticals, Inc. ............................   4,045      144,862
 Wellpoint Health Networks Inc. ..........................   2,688      177,240
 Wells Fargo & Company....................................  69,362    2,804,826
 Wendy's International, Inc. .............................   5,050      104,156
 Westvaco Corp. ..........................................   4,236      138,200
 Weyerhaeuser Co. ........................................   9,919      712,308
 Whirlpool Corp. .........................................   3,143      204,491
 Willamette Industries, Inc. .............................   4,712      218,814
 Williams Cos., Inc. .....................................  18,361      561,158
 Winn-Dixie Stores, Inc. .................................   6,277      150,256
 Worthington Industries, Inc. ............................   3,764       62,341
 Wrigley (Wm.) Jr. Co. ...................................   4,889      405,481
 Xerox Corp. .............................................  28,055      636,498
 Xilinx, Inc. ............................................  13,506      614,102
 Yahoo!, Inc. ............................................  11,118    4,810,620
                                                                   ------------
Total Indexed Assets--Common Stocks
 (Cost: $214,258,334) 58.7%.......................................  520,124,650
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                         Rate  Maturity   Amount      Value
                                         ----  -------- ---------- ------------
INDEXED ASSETS (Continued):
Short-Term Debt Securities:
U.S. Government (0.1%)
 U.S. Treasury Bill (a)................. 5.15% 01/13/00 $1,000,000 $    998,275
                                                                   ------------
Commercial Paper (0.1%)
 UBS Finance (Delw.) Inc. .............. 4.00  01/03/00    560,000      559,876
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $1,558,151) 0.2%.........................................     1,558,151
                                                                   ------------
Total Indexed Assets
 (Cost: $215,816,485) 58.9%......................................  $521,682,801
                                                                   ------------

--------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1999:

                          Expiration Underlying Face Unrealized
                             Date    Amount at Value    Gain
                          ---------- --------------- ----------
Purchased
 4 S&P 500 Stock Index
  Futures Contracts...... March 2000   $1,484,200     $41,713
                                       ==========     =======

   The face value of futures purchased and outstanding as percentage of total investment in securities: 0.2%.

-------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

ACTIVE ASSETS:
COMMON STOCKS
Basic Materials (0.8%)
 Cabot Corp. .............................................  50,100 $  1,020,787
 Lone Star Technologies, Inc.*............................  82,600    2,302,475
 Newmont Mining Corp. ....................................  38,500      943,250
 Placer Dome, Inc. .......................................  70,000      752,500
 Praxair, Inc. ...........................................  38,800    1,952,125
                                                                   ------------
                                                                      6,971,137
                                                                   ------------
Consumer, Cyclical (4.9%)
 eBay, Inc.*..............................................  12,261    1,534,924
 Abercrombie & Fitch Co. Cl A*............................  35,151      938,092
 Bed Bath & Beyond, Inc.*.................................  65,477    2,275,326
 BJ Services Co *.........................................  23,065      964,405
 BJ's Wholesale Club, Inc.*...............................  92,990    3,394,135
 CNET, Inc.*..............................................  27,208    1,544,054
 Cox Radio, Inc.*.........................................  16,092    1,605,177
 Dayton-Hudson Corp. .....................................  31,200    2,291,250
 Diedrich Coffee, Inc.*................................... 212,900      864,906
 Ethan Allen Interiors, Inc. .............................  45,521    1,459,517
 Ford Motor Co. ..........................................  18,000      961,875
 Furniture Brands Intl., Inc.*............................  12,150      267,300
 Gannett Co., Inc. .......................................  34,100    2,781,281
 Linens'n Things, Inc.*...................................  52,028    1,541,330
 Mandalay Resort Group....................................  91,000    1,831,375
 Masco Corp. .............................................  89,000    2,258,375
 Meredith Corp. ..........................................  28,800    1,200,600
 Nordstrom, Inc. .........................................  51,900    1,359,131
 Outback Steakhouse, Inc.*................................  55,894    1,449,751
 Skywest, Inc. ...........................................  17,462      488,936
 Telewest Communications plc--ADR*                          39,272    2,169,778
 The Cheesecake Factory, Inc.*............................  33,800    1,183,000
 The Men's Wearhouse, Inc.*...............................  32,600      957,625
 Tiffany & Co. ...........................................  35,808    3,195,864
 TJX Companies............................................  21,900      447,581
 True North Communications, Inc. .........................  23,000    1,027,813
 Young & Rubicam, Inc. ...................................  43,605    3,085,054
                                                                   ------------
                                                                     43,078,455
                                                                   ------------
Consumer, Non-Cyclical (2.8%)
 Albertson's, Inc. .......................................  50,300    1,622,175
 American Home Products Corp. ............................  18,600      733,538
 Baxter International, Inc. ..............................  18,000    1,130,625
 Bestfoods................................................  29,800    1,566,362
 Cardinal Health, Inc. ...................................  27,900    1,335,712
 Cygnus, Inc.*............................................  50,000      912,500
 Diageo plc -- Sponsored ADR..............................  26,000      832,000
 Dura Pharmaceuticals, Inc.*..............................  68,900      960,294
 Enzon, Inc.*.............................................  26,200    1,136,425
 Forest Laboratories, Inc.*...............................  44,172    2,713,817
 Fort James Corp. ........................................  56,000    1,533,000
 IDEC Pharmaceuticals Corp.*..............................   7,288      716,046
 Lilly (Eli) & Co. .......................................  17,500    1,163,750
 Medimmune, Inc.*.........................................  14,206    2,356,420
 Medquist, Inc.*..........................................  14,858      383,522
 Minimed, Inc.*...........................................  29,200    2,138,900
 SangStat Medical Corp.*..................................  36,300    1,079,925
 Sepracor, Inc.*..........................................   9,041      896,754
 US Foodservice*..........................................  55,000      921,250
 Williams-Sonoma, Inc.*...................................  15,544      715,024
                                                                   ------------
                                                                     24,848,039
                                                                   ------------
Energy (2.1%)
 BP Amoco Corp. ..........................................  43,668    2,590,058
 Calpine Corp.*...........................................  50,484    3,230,976

-------
* Non-income producing security.

                                                           Shares     Value
                                                           ------- ------------

ACTIVE ASSETS (Continued):
Energy (Continued)
 Exxon Mobil Corp. .......................................  24,290 $  1,956,863
 Midcoast Energy Res., Inc. ..............................  14,000      234,500
 Nabors Industries, Inc.*.................................  50,100    1,549,969
 Quanta Services, Inc.*...................................  40,100    1,132,825
 Schlumberger, Ltd. ......................................  38,600    2,171,250
 Total Fina S.A...........................................  24,985    1,730,211
 Transocean Sedco Forex, Inc. ............................   7,473      251,745
 USX-Marathon Group.......................................  67,700    1,671,344
 Varco International, Inc.*...............................  70,710      720,358
 Weatherford International, Inc.*.........................  30,100    1,202,119
                                                                   ------------
                                                                     18,442,218
                                                                   ------------
Financial (4.8%)
 American General Corp. ..................................  13,400    1,016,725
 American Int'l. Group, Inc. .............................  37,100    4,011,437
 Arden Realty Group.......................................  66,400    1,332,150
 Bank of America Corp. ...................................  57,063    2,863,849
 Boston Properties, Inc. .................................  30,100      936,863
 Citigroup, Inc. ......................................... 141,150    7,842,647
 Compass Bancshares Inc. .................................  33,800      754,163
 Cullen/Frost Bankers, Inc. ..............................  32,600      839,450
 Equity Res. Pptys. Tr. Co. ..............................  32,600    1,391,613
 Fannie Mae...............................................  28,000    1,748,250
 FleetBoston Financial Corp. .............................  45,200    1,573,525
 HCC Insurance Holdings, Inc. ............................  63,900      842,681
 Heller Financial, Inc. ..................................  65,100    1,306,069
 Kimco Realty Corp. ......................................  33,800    1,144,975
 Mack-Cali Realty Corp. ..................................  46,300    1,206,694
 Morgan Stanley Dean Witter...............................  23,300    3,326,075
 Natl. Commerce Bancorp...................................  33,011      748,937
 Providian Financial Corp. ...............................  21,700    1,976,056
 SL Green Realty Corp. ...................................  76,400    1,661,700
 Spieker Pptys., Inc. ....................................  40,100    1,461,144
 Vornado Rlty. Trust......................................  40,100    1,303,250
 Washington Mutual, Inc. .................................  57,329    1,490,554
 Wells Fargo & Company....................................  36,700    1,484,056
                                                                   ------------
                                                                     42,262,863
                                                                   ------------
Industrial (5.9%)
 Applied Materials, Inc.*.................................  68,700    8,703,431
 Asyst Technologies, Inc.*................................  20,000    1,311,250
 BISYS Group, Inc.*.......................................  28,600    1,866,150
 Caterpillar, Inc. .......................................  25,800    1,214,212
 Citadel Communications, Corp.*...........................  22,652    1,469,548
 Coinstar, Inc.*..........................................  41,657      583,198
 CommScope, Inc.*.........................................  23,500      947,344
 Computer Sciences Corp.*.................................  21,000    1,987,125
 Conexant Systems, Inc.*..................................  43,326    2,875,763
 Covenant Transport, Inc. Cl A*...........................  57,600    1,000,800
 CSG Systems Intl., Inc.*.................................  23,800      949,025
 Dycom Industries, Inc.*..................................  27,000    1,189,687
 Emerson Electric Co. ....................................  17,800    1,021,275
 EOG Resources, Inc. .....................................  35,268      619,394
 FactSet Research Systems, Inc. ..........................  23,624    1,881,061
 Forward Air Corporation*.................................  66,099    2,867,044
 Honeywell International, Inc. ...........................  23,300    1,344,119
 Hooper Holmes, Inc. ..................................... 102,333    2,635,075
 Kent Electronics Corp.*..................................  31,800      723,450
 Kulicke and Soffa Industries, Inc.*......................  27,000    1,149,188
 Mettler-Toledo International, Inc.*......................  27,270    1,041,373
 Official Payments Corp.*.................................  16,000      832,000
 Pittway Corp. ...........................................  11,399      510,818
 PRI Automation, Inc.*....................................  25,263    1,695,779
 Radio One, Inc.*.........................................  16,000    1,472,000

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

ACTIVE ASSETS (Continued):
Industrial (Continued)
 Salem Communications Corp. Cl A*.........................  21,725 $    491,528
 SDL, Inc.*...............................................   9,250    2,016,500
 Semtech Corp.*...........................................  52,600    2,741,775
 Spartech Corp. ..........................................  43,000    1,386,750
 Swift Transportation Co., Inc.*..........................  56,300      992,288
 U.S. Xpress Enterprises, Inc. Cl A*......................  57,600      424,800
 Williams Cos., Inc. .....................................  61,000    1,864,312
                                                                   ------------
                                                                     51,808,062
                                                                   ------------
Technology (16.2%)
 3Com Corp*...............................................  72,600    3,412,200
 Altera Corp.*............................................  45,342    2,247,263
 ANTEC Corp.*.............................................  34,673    1,265,564
 Applied Micro Circuits, Corp.*...........................  39,824    5,067,604
 ASM Lithography Holding NV*..............................  24,776    2,818,270
 AT&T Corp. ..............................................  37,000    1,877,750
 Atmel Corp.*............................................. 152,400    4,505,325
 ATMI, Inc.*..............................................  34,052    1,125,844
 Aware, Inc.*.............................................  16,398      596,477
 Broadcom Corp.*..........................................   5,959    1,623,083
 Business Objects S.A.-Sp ADR*............................   9,000    1,202,625
 Ciena Corp.*.............................................  55,000    3,162,500
 Cisco Systems, Inc.*..................................... 289,500   31,012,687
 Compaq Computer Corp. ................................... 181,500    4,911,844
 Critical Path, Inc.*.....................................  25,100    2,368,812
 Dallas Semiconductor Corp. ..............................  14,313      922,294
 Digital Island, Inc.*....................................  14,000    1,331,750
 Dionex Corp*.............................................  33,800    1,392,137
 Documentum, Inc.*........................................  12,400      742,450
 E-Speed, Inc. Cl A*......................................  35,000    1,244,687
 Efficient Networks, Inc.*................................  21,400    1,455,200
 Emulex Corp.*............................................  18,000    2,025,000
 Exodus Communications, Inc.*.............................  20,028    1,778,737
 Hewlett-Packard Co. .....................................  12,900    1,469,794
 Intel Corp. ............................................. 106,000    8,725,125
 Intl. Business Machines Corp. ...........................  19,600    2,116,800
 Intuit, Inc.*............................................  83,379    4,997,529
 JDA Software Group, Inc.*................................  85,000    1,391,875
 Lattice Semiconductor Corp.*.............................  24,278    1,144,101

-------
* Non-income producing security.

                                                           Shares     Value
                                                           ------- ------------

ACTIVE ASSETS (Continued):
Technology (Continued)
 Legato Systems, Inc.*....................................  45,100 $  3,103,444
 Linear Technology Corp. ................................. 106,315    7,608,167
 Manugistics Group, Inc.*.................................  37,000    1,195,563
 Maxim Integrated Products, Inc*.......................... 162,400    7,663,250
 McLeod USA, Inc. Cl A*...................................  28,957    1,704,843
 Microchip Technology, Inc.*..............................  35,281    2,414,543
 Microsoft Corp.*.........................................  18,800    2,194,900
 Networks Associates, Inc*................................  58,900    1,571,894
 Novellus Systems, Inc.*..................................  15,000    1,837,970
 Parametric Technology Corp.*............................. 118,000    3,193,375
 Protein Design Labs, Inc.*...............................  11,015      771,050
 Sawtek, Inc.*............................................  19,000    1,264,687
 Varian Semiconductor Equipment Associates, Inc.*.........  35,000    1,190,000
 Vignette Corporation*....................................   9,466    1,542,958
 Vitesse Semiconductor Corp.*.............................  19,173    1,005,384
 Waters Corp.*............................................  22,177    1,175,381
 Xerox Corp...............................................  62,000    1,406,625
 Xilinx, Inc.*............................................ 108,000    4,910,630
                                                                   ------------
                                                                    143,689,991
                                                                   ------------
Utilities (2.0%)
 El Paso Energy Corp. ....................................  34,000    1,319,625
 GTE Corp. ...............................................  28,000    1,975,750
 Illinova Corp. ..........................................  40,100    1,393,475
 ITC DeltaCom, Inc.*......................................  56,418    1,558,547
 Kinder Morgan, Inc. .....................................  60,000    1,211,250
 MCI WorldCom, Inc.*......................................  29,162    1,547,382
 MDU Resources Group......................................  48,800      976,000
 Montana Pwr. Co. ........................................  38,800    1,399,225
 NSTAR....................................................  27,615    1,118,407
 SBC Communications, Inc. ................................  27,400    1,335,750
 SIGCORP, Inc. ...........................................  38,800      882,700
 Time Warner Telecom, Inc. Cl A*..........................  31,000    1,548,062
 Western Wireless Corp. Cl A*.............................  33,800    2,256,150
                                                                   ------------
                                                                     18,522,323
                                                                   ------------
Total Active Assets--Common Stocks
 (Cost: $223,407,634) 39.5%.......................................  349,623,088
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                          Face
                                        Rate  Maturity   Amount      Value
                                        ----  -------- ---------- ------------
ACTIVE ASSETS (Continued):
Short-Term Debt Securities:
U.S. Government (0.2%)
 U.S. Treasury Bill.................... 5.17% 01/13/00 $1,800,000 $  1,796,888
 U.S. Treasury Bill.................... 5.17  01/13/00    100,000       99,827
                                                                  ------------
                                                                     1,896,715
                                                                  ------------
Commercial Paper (1.4%)
 Abbott Laboratories................... 6.25  01/13/00  1,164,000    1,161,570
 AES Barbers Pt., Inc.................. 6.60  01/12/00  1,000,000      997,981
 Countrywide Credit Industries, Inc.... 5.25  01/07/00    700,000      699,387
 Exxon Asset Management Corp. ......... 6.47  01/06/00  3,000,000    2,997,302
 General Electric Capital Corp. ....... 6.52  01/12/00  4,580,000    4,570,861
 Merrill Lynch & Co., Inc.............. 5.55  01/27/00  1,000,000      995,990
 Toronto Dominion Hldgs, Inc........... 5.94  01/27/00    700,000      696,995
 UBS Finance (Delw.) Inc............... 4.00  01/03/00    110,000      109,976
                                                                  ------------
                                                                    12,230,062
                                                                  ------------
Total Active Assets--Short-Term Debt
 Securities
 (Cost: $14,126,777) 1.6%.......................................    14,126,777
                                                                  ------------
Total Active Assets
 (Cost: $237,534,411) 41.1%.....................................   363,749,865
                                                                  ------------
Total Investments
 (Cost: $453,350,896) 100.0%....................................  $885,432,666
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS
Common Stocks
 3Com Corp. ..............................................  16,269 $    764,643
 Abbott Laboratories......................................  72,488    2,632,221
 Adaptec, Inc. ...........................................   4,815      240,148
 ADC Telecommunications, Inc. ............................   7,054      511,856
 Adobe Systems, Inc. .....................................   5,668      381,173
 Advanced Micro Devices, Inc. ............................   6,941      200,855
 AES Corp. ...............................................   9,731      727,392
 Aetna, Inc. .............................................   7,057      393,869
 Aflac, Inc. .............................................  12,548      592,109
 Air Products & Chemicals, Inc. ..........................  10,812      362,878
 Alberto-Culver Co. Cl B..................................   2,656       68,558
 Albertson's, Inc. .......................................  19,971      644,065
 Alcan Aluminum Ltd. .....................................  10,333      425,590
 ALCOA, Inc. .............................................  17,277    1,433,991
 Allegheny Technologies, Inc. ............................   4,411       98,972
 Allergan, Inc. ..........................................   6,200      308,450
 Allied Waste Industries, Inc. ...........................   8,905       78,475
 Allstate Corp. ..........................................  37,976      911,424
 Alltel Corp. ............................................  14,803    1,224,023
 Alza Corp. ..............................................   4,837      167,481
 Amerada Hess Corp .......................................   4,276      242,663
 Ameren Corp. ............................................   6,470      211,893
 America Online, Inc. .................................... 105,408    7,951,716
 American Electric Power, Inc. ...........................   9,152      294,008
 American Express Co. ....................................  21,109    3,509,371
 American General Corp. ..................................  11,652      884,096
 American Greetings Corp. Cl A............................   3,042       71,867
 American Home Products Corp. ............................  61,568    2,428,088
 American Int'l. Group, Inc. .............................  73,003    7,893,449
 Amgen, Inc. .............................................  48,167    2,893,030
 AMR Corp, ...............................................   6,982      467,794
 Amsouth Bancorporation...................................  18,441      356,142
 Anadarko Petroleum Corp. ................................   6,013      205,194
 Analog Devices, Inc. ....................................   8,245      766,785
 Andrew Corp. ............................................   3,869       73,269
 Anheuser-Busch Cos., Inc. ...............................  21,939    1,554,927
 Aon Corp. ...............................................  12,101      484,040
 Apache Corp. ............................................   5,379      198,687
 Apple Computer, Inc. ....................................   7,586      779,936
 Applied Materials, Inc. .................................  17,843    2,260,485
 Archer-Daniels-Midland Co. ..............................  28,686      349,611
 Armstrong World Inds., Inc. .............................   1,907       63,646
 Ashland, Inc. ...........................................   3,403      112,086
 Associates First Capital Corp. Cl A......................  34,338      942,149
 AT&T Corp. .............................................. 150,668    7,646,401
 Atlantic Richfield Co. ..................................  15,218    1,316,357
 Autodesk, Inc. ..........................................   2,876       97,065
 Automatic Data Processing, Inc. .........................  29,475    1,587,966
 AutoZone, Inc. ..........................................   6,807      219,951
 Avery Dennison Corp. ....................................   5,313      387,185
 Avon Products, Inc. .....................................  11,425      377,025
 Baker Hughes, Inc. ......................................  15,523      326,953
 Ball Corp. ..............................................   1,448       57,015
 Bank of America Corp. ...................................  80,498    4,039,993
 Bank of New York, Inc. ..................................  34,723    1,388,920
 Bank One Corp. ..........................................  54,078    1,733,876
 Bard (C.R.), Inc. .......................................   2,439      129,267
 Barrick Gold Corp. ......................................  18,565      328,368
 Bausch & Lomb, Inc. .....................................   2,734      187,108
 Baxter International, Inc. ..............................  13,718      861,662
 BB & T Corp. ............................................  15,606      427,214
 Bear Stearns Cos., Inc. .................................   5,619      240,212
 Becton Dickinson & Co. ..................................  11,803      315,730
 Bed Bath & Beyond, Inc. .................................   6,594      229,142

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Bell Atlantic Corp. .....................................  73,217 $  4,507,422
 BellSouth Corp. .........................................  88,756    4,154,890
 Bemis, Inc. .............................................   2,490       86,839
 Best Buy, Inc. ..........................................   9,702      486,919
 Bestfoods................................................  13,152      691,302
 Bethlehem Steel Corp. ...................................   6,184       51,791
 Biomet, Inc. ............................................   5,320      212,800
 Black & Decker Corp. ....................................   4,096      214,016
 Block (H. & R.), Inc. ...................................   4,615      201,906
 BMC Software, Inc. ......................................  11,427      913,446
 Boeing Co. ..............................................  44,066    1,831,493
 Boise Cascade Corp. .....................................   2,717      110,039
 Boston Scientific Corp. .................................  19,554      427,744
 Briggs & Stratton Corp. .................................   1,109       59,470
 Bristol-Myers Squibb Co. ................................  93,536    6,003,842
 Brown-Forman Corp. Cl B..................................   3,230      184,918
 Brunswick Corp. .........................................   4,330       96,343
 Burlington Northern Santa Fe Corp. ......................  21,546      522,491
 Burlington Resources, Inc. ..............................  10,255      339,056
 Cabletron Systems, Inc. .................................   8,514      221,364
 Campbell Soup Co. .......................................  20,173      780,443
 Capital One Financial Corp. .............................   9,297      447,999
 Cardinal Health, Inc. ...................................  13,214      632,620
 Carnival Corp. ..........................................  29,089    1,390,818
 Carolina Power & Light Co. ..............................   7,525      229,042
 Caterpillar, Inc. .......................................  16,765      789,003
 CBS Corp. ...............................................  35,949    2,298,489
 Cendant Corp. ...........................................  33,526      890,534
 Centex Corp. ............................................   2,795       69,002
 Central & South West Corp. ..............................  10,027      200,540
 CenturyTel, Inc. ........................................   6,586      312,012
 Ceridian Corp. ..........................................   6,820      147,056
 Champion International Corp. ............................   4,536      280,949
 Charles Schwab Corp. ....................................  38,663    1,483,693
 Chase Manhattan Corp. ...................................  38,890    3,021,267
 Chevron Corp. ...........................................  30,944    2,680,524
 Chubb Corp. .............................................   8,296      467,169
 CIGNA Corp. .............................................   8,768      706,372
 Cincinnati Financial Corp. ..............................   7,738      241,329
 CINergy Corp. ...........................................   7,493      180,769
 Circuit City Group, Inc. ................................   9,565      431,023
 Cisco Systems, Inc. ..................................... 154,235   16,522,424
 Citigroup, Inc. ......................................... 158,982    8,833,438
 Citrix Systems, Inc. ....................................   4,225      519,675
 Clear Channel Communications, Inc. ......................  15,961    1,424,519
 Clorox Co. ..............................................  11,147      561,530
 CMS Energy Corp. ........................................   5,460      170,284
 Coastal Corp. ...........................................  10,072      356,927
 Coca-Cola Co. ........................................... 116,465    6,784,086
 Coca-Cola Enterprises, Inc. .............................  20,062      403,748
 Colgate-Palmolive Co. ...................................  27,470    1,785,550
 Columbia Energy Group....................................   3,832      242,374
 Columbia/HCA Healthcare Corp. ...........................  26,560      778,540
 Comcast Corp. Cl A.......................................  35,444    1,792,137
 Comerica, Inc. ..........................................   7,374      344,274
 Compaq Computer Corp. ...................................  80,159    2,169,303
 Computer Associates Intl., Inc. .........................  25,416    1,777,532
 Computer Sciences Corp. .................................   7,850      742,806
 Compuware Corp. .........................................  16,873      628,519
 Comverse Technology Inc. ................................   3,335      482,741
 Conagra, Inc. ...........................................  23,211      523,698
 Conoco, Inc. ............................................  29,529      734,534
 Conseco, Inc. ...........................................  15,424      275,704
 Consolidated Edison, Inc. ...............................  10,422      359,559

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Consolidated Natural Gas Co. ............................   4,523 $    293,712
 Consolidated Stores Corp. ...............................   5,243       85,199
 Constellation Energy Group, Inc. ........................   7,052      204,508
 Cooper Industries, Inc. .................................   4,440      179,543
 Cooper Tire & Rubber Co. ................................   3,576       55,652
 Coors (Adolph) Co. Cl B..................................   1,752       91,980
 Corning, Inc. ...........................................  11,542    1,488,197
 Costco Wholesale Corp. ..................................  10,460      954,475
 Countrywide Credit Industries, Inc. .....................   5,336      134,734
 Crane Co. ...............................................   3,107       61,752
 Crown Cork & Seal, Inc. .................................   5,746      128,567
 CSX Corp. ...............................................  10,295      323,006
 Cummins Engine Co., Inc. ................................   1,952       94,306
 CVS Corp. ...............................................  18,478      737,965
 Dana Corp. ..............................................   7,757      232,225
 Danaher Corp. ...........................................   6,712      323,854
 Darden Restaurants, Inc. ................................   6,197      112,321
 Dayton-Hudson Corp. .....................................  20,778    1,525,884
 Deere & Co. .............................................  11,019      477,949
 Dell Computer Corp. ..................................... 119,808    6,110,208
 Delphi Automotive Systems Corp. .........................  26,641      419,596
 Delta Air Lines, Inc. ...................................   6,265      312,075
 Deluxe Corp. ............................................   3,461       94,961
 Dillard's Inc. Cl A......................................   5,090      102,754
 Disney (Walt) Co. .......................................  97,243    2,844,358
 Dollar General Corp. ....................................  12,542      285,331
 Dominion Resources, Inc. ................................   8,997      353,132
 Donnelley (R.R.) & Sons Co. .............................   5,962      147,932
 Dover Corp. .............................................   9,602      435,691
 Dow Chemical Co. ........................................  10,340    1,381,683
 Dow Jones & Co., Inc. ...................................   4,219      286,892
 DTE Energy Co. ..........................................   6,839      214,574
 Du Pont (E.I.) de Nemours & Co. .........................  49,253    3,244,525
 Duke Energy Corp. .......................................  17,243      864,305
 Dun & Bradstreet Corp. ..................................   7,586      223,787
 Eastern Enterprises......................................   1,278       73,405
 Eastman Chemical Co. ....................................   3,689      175,919
 Eastman Kodak Co. .......................................  14,881      985,866
 Eaton Corp. .............................................   3,470      252,009
 Ecolab, Inc. ............................................   6,110      239,054
 Edison International.....................................  16,372      428,742
 El Paso Energy Corp. ....................................  10,766      417,855
 Electronic Data Systems Corp. ...........................  22,198    1,485,879
 EMC Corp. ...............................................  47,979    5,241,699
 Emerson Electric Co. ....................................  20,488    1,175,499
 Engelhard Corp. .........................................   5,934      112,004
 Enron Corp. .............................................  33,743    1,497,346
 Entergy Corp. ...........................................  11,639      299,704
 Equifax, Inc. ...........................................   6,669      157,138
 Exxon Mobil Corp. ....................................... 162,843   13,119,039
 Fannie Mae...............................................  48,331    3,017,667
 FDX Corp. ...............................................  14,078      576,318
 Federated Department Stores, Inc. .......................   9,899      500,518
 Fifth Third Bancorp......................................  14,556    1,068,047
 First Data Corp. ........................................  19,760      974,415
 First Union Corp. .......................................  46,574    1,528,209
 Firstar Corp. ...........................................  46,219      976,372
 FirstEnergy Corp. .......................................  10,988      249,290
 FleetBoston Financial Corp. .............................  43,171    1,502,891
 Fleetwood Enterprises, Inc. .............................   1,540       31,763
 Florida Progress Corp. ..................................   4,630      195,907
 Fluor Corp. .............................................   3,609      165,563
 FMC Corp. ...............................................   1,442       82,645
 Ford Motor Co. ..........................................  56,954    3,043,479
 Fort James Corp. ........................................  10,202      279,280

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Fortune Brands, Inc. ....................................   7,737 $    255,805
 Foster Wheeler Corp. ....................................   1,939       17,209
 FPL Group, Inc. .........................................   8,452      361,851
 Franklin Resources, Inc. ................................  11,889      381,191
 Freddie Mac..............................................  32,779    1,542,662
 Freeport-McMoran Copper & Gold, Inc. Cl B................   7,709      162,853
 Gannett Co., Inc. .......................................  13,145    1,072,139
 Gap, Inc. ...............................................  40,372    1,857,112
 Gateway, Inc. ...........................................  14,911    1,074,524
 General Dynamics Corp. ..................................   9,484      500,281
 General Electric Co ..................................... 154,706   23,940,754
 General Instrument Corp .................................   8,206      697,510
 General Mills, Inc. .....................................  14,327      512,190
 General Motors Corp. ....................................  30,187    2,194,218
 Genuine Parts Co. .......................................   8,384      208,028
 Georgia-Pacific Group....................................   8,062      409,147
 Gillette Co. ............................................  50,578    2,083,181
 Global Crossing Ltd. ....................................  35,783    1,789,150
 Golden West Financial Corp. .............................   7,620      255,270
 Goodrich (B.F.) Co. .....................................   5,194      142,835
 Goodyear Tire & Rubber Co. ..............................   7,371      207,770
 GPU, Inc. ...............................................   5,820      174,236
 Grainger (W.W.), Inc. ...................................   4,403      210,518
 Great Atlantic & Pac. Tea, Inc. .........................   1,825       50,872
 Great Lakes Chemical Corp. ..............................   2,712      103,565
 GTE Corp. ...............................................  45,822    3,233,315
 Guidant Corp. ...........................................  14,493      681,171
 Halliburton Holdings Co. ................................  20,830      838,408
 Harcourt General, Inc. ..................................   3,355      135,039
 Harrah's Entertainment, Inc. ............................   6,063      160,291
 Hartford Financial Svs Gp, Inc ..........................  10,450      495,069
 Hasbro, Inc. ............................................   9,136      174,155
 HealthSouth Corp. .......................................  18,213       97,895
 Heinz (H.J.) Co. ........................................  16,898      672,752
 Helmerich & Payne, Inc. .................................   2,356       51,390
 Hercules, Inc. ..........................................   5,013      139,737
 Hershey Food Corp. ......................................   6,525      309,938
 Hewlett-Packard Co. .....................................  48,048    5,474,469
 Hilton Hotels Corp. .....................................  17,391      167,388
 Home Depot, Inc. ........................................ 108,561    7,443,214
 Homestake Mining Co. ....................................  12,272       95,875
 Honeywell International, Inc. ...........................  37,326    2,153,244
 Household International Corp. ...........................  22,168      825,758
 Humana, Inc. ............................................   7,899       64,673
 Huntington Bancshares, Inc. .............................  10,834      258,662
 Ikon Office Solutions, Inc. .............................   7,032       47,906
 Illinois Tool Works, Inc. ...............................  14,168      957,226
 IMS Health, Inc. ........................................  14,519      394,735
 Inco Ltd. ...............................................   9,051      212,699
 Ingersoll Rand Co. ......................................   7,713      424,697
 Intel Corp. ............................................. 157,536   12,967,182
 International. Business Machines Corp.                     84,997    9,179,676
 International. Flavors & Fragrances, Inc. ...............   4,956      187,089
 International Paper Co. .................................  19,525    1,101,942
 Interpublic Group of Cos., Inc. .........................  13,233      763,379
 ITT Industries, Inc. ....................................   4,145      138,598
 Jefferson-Pilot Corp. ...................................   4,938      337,019
 Johnson & Johnson........................................  65,568    6,106,020
 Johnson Controls, Inc. ..................................   4,023      228,808
 Jostens, Inc. ...........................................   1,573       38,244
 Kansas City Southern Inds. ..............................   5,211      388,871
 Kaufman & Broad Home Corp. ..............................   2,249       54,398
 Kellogg Co. .............................................  19,116      589,012

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Kerr-McGee Corp. ........................................   4,077 $    252,774
 KeyCorp .................................................  21,091      466,638
 Kimberly Clark Corp. ....................................  25,667    1,674,772
 KLA Tencor Corp. ........................................   4,241      472,341
 Kmart Corp. .............................................  23,279      234,245
 Knight-Ridder, Inc. .....................................   3,958      235,501
 Kohl's Corp. ............................................   7,683      554,617
 Kroger Co. ..............................................  39,230      740,466
 Legget & Platt, Inc. ....................................   9,255      198,404
 Lehman Brothers Holdings, Inc. ..........................   5,659      479,247
 Lexmark Intl Group Inc. Cl A.............................   6,023      545,082
 Lilly (Eli) & Co. .......................................  51,421    3,419,497
 Limited, Inc. ...........................................  10,124      438,496
 Lincoln National Corp. ..................................   9,217      368,680
 Liz Claiborne, Inc. .....................................   2,787      104,861
 Lockheed Martin Corp. ...................................  18,670      408,406
 Loews Corp. .............................................   5,000      303,438
 Longs Drug Stores Corp. .................................   1,869       48,244
 Louisiana-Pacific Corp. .................................   5,019       71,521
 Lowe's Companies, Inc. ..................................  18,019    1,076,635
 LSI Logic Corp. .........................................   7,017      473,648
 Lucent Technologies, Inc. ............................... 147,732   11,052,200
 Mallinckrodt, Inc. ......................................   3,281      104,377
 Manor Care, Inc. ........................................   4,859       77,744
 Marriott International, Inc Cl A.........................  11,731      370,260
 Marsh & McLennan Cos., Inc. .............................  12,571    1,202,888
 Masco Corp. .............................................  21,087      535,083
 Mattel, Inc. ............................................  19,841      260,413
 May Department Stores Co. ...............................  15,756      508,131
 Maytag Corp. ............................................   3,981      191,088
 MBIA, Inc. ..............................................   4,695      247,955
 MBNA Corp. ..............................................  37,806    1,030,214
 McDermott International, Inc. ...........................   2,825       25,602
 McDonald's Corp. ........................................  63,845    2,573,752
 McGraw-Hill Cos., Inc. ..................................   9,247      569,846
 MCI WorldCom, Inc. ...................................... 133,834    7,101,593
 McKesson HBOC, Inc. .....................................  13,278      299,585
 Mead Corp. ..............................................   4,840      210,238
 MediaOne Group, Inc. ....................................  28,856    2,216,502
 Medtronic, Inc. .........................................  56,360    2,053,618
 Mellon Financial Corp. ..................................  23,984      816,955
 Merck & Co., Inc. ....................................... 110,215    7,391,293
 Meredith Corp. ..........................................   2,434      101,467
 Merrill Lynch & Co., Inc. ...............................  17,478    1,459,413
 MGIC Investment Corp. ...................................   4,984      299,975
 Micron Technology, Inc. .................................  12,724      989,291
 Microsoft Corp. ......................................... 243,307   28,406,064
 Milacron, Inc. ..........................................   1,762       27,091
 Millipore Corp. .........................................   2,143       82,773
 Minnesota Mining & Mfg. Co. .............................  18,924    1,852,187
 Mirage Resorts, Inc. ....................................   9,110      139,497
 Molex Inc. ..............................................   7,393      419,091
 Monsanto Co. ............................................  29,923    1,066,007
 Morgan (J.P.) & Co., Inc. ...............................   8,164    1,033,767
 Morgan Stanley Dean Witter...............................  26,262    3,748,901
 Motorola, Inc. ..........................................  28,720    4,229,020
 Nabisco Group Holdings Corp. ............................  15,379      163,402
 NACCO Industries, Inc. Cl A..............................     388       21,558
 National City Corp. .....................................  29,072      688,643
 National Semiconductor Corp. ............................   8,088      346,268
 National Service Industries..............................   1,925       56,788
 Navistar International Corp .............................   2,998      142,030
 Network Appliance, Inc. .................................   7,042      584,926
 New Century Energies, Inc. ..............................   5,448      165,483
 New York Times Co. Cl A..................................   8,075      396,684

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Newell Rubbermaid, Inc. .................................  13,299 $    385,671
 Newmont Mining Corp. ....................................   7,903      193,624
 Nextel Communications, Inc. Cl A.........................  17,136    1,767,150
 Niagara Mohawk Holdings, Inc. ...........................   8,831      123,082
 Nicor, Inc. .............................................   2,245       72,963
 Nike, Inc. Cl B..........................................  13,205      654,473
 Nordstrom, Inc. .........................................   6,533      171,083
 Norfolk Southern Corp. ..................................  17,947      367,914
 Nortel Networks Corp. ...................................  62,977    6,360,677
 Northern States Power Co. ...............................   7,299      142,331
 Northern Trust Corp. ....................................  10,496      556,288
 Northrop Grumman Corp. ..................................   3,305      178,677
 Novell, Inc. ............................................  15,705      627,218
 Nucor Corp. .............................................   4,112      225,389
 Occidental Petroleum Corp. ..............................  17,332      374,804
 Office Depot, Inc. ......................................  15,522      169,772
 Old Kent Financial Corp. ................................   5,551      196,367
 Omnicom Group, Inc. .....................................   8,367      836,700
 Oneok, Inc. .............................................   1,506       37,838
 Oracle Corp. ............................................  67,129    7,522,644
 Owens Corning............................................   2,610       50,406
 Owens-Illinois, Inc. ....................................   7,079      177,417
 Paccar, Inc. ............................................   3,693      163,646
 Pactiv Corp. ............................................   8,080       85,850
 Paine Webber Group, Inc. ................................   6,729      261,169
 Pall Corp. ..............................................   5,855      126,248
 Parametric Technology Corp. .............................  12,696      343,586
 Parker Hannifin Corp. ...................................   5,281      270,981
 Paychex, Inc. ...........................................  11,627      465,080
 PE Corp-PE Biosystems Group..............................   4,856      584,238
 Peco Energy Co. .........................................   8,760      304,410
 Penney (J.C.) Co., Inc. .................................  12,270      244,633
 Peoples Energy Corp. ....................................   1,689       56,582
 Peoplesoft, Inc. ........................................  11,580      246,799
 Pep Boys-Manny, Moe & Jack...............................   2,510       22,904
 PepsiCo, Inc. ...........................................  68,639    2,419,525
 Perkin Elmer, Inc. ......................................   2,183       91,004
 Pfizer, Inc. ............................................ 182,539    5,921,109
 PG & E Corp. ............................................  18,106      371,173
 Pharmacia & Upjohn, Inc. ................................  24,448    1,100,160
 Phelps Dodge Corp. ......................................   3,818      256,310
 Phillip Morris Cos., Inc. ............................... 111,569    2,587,006
 Phillips Petroleum Co. ..................................  11,943      561,321
 Pinnacle West Capital Corp. .............................   3,996      122,128
 Pitney Bowes, Inc. ......................................  12,507      604,244
 Placer Dome, Inc. .......................................  15,353      165,045
 PNC Bank Corp. ..........................................  13,863      616,904
 Polaroid Corp. ..........................................   2,112       39,732
 Potlatch Corp. ..........................................   1,378       61,493
 PP&L Resources, Inc. ....................................   6,775      154,978
 PPG Industries, Inc. ....................................   8,195      512,700
 Praxair, Inc. ...........................................   7,495      377,092
 Price (T. Rowe) Associates, Inc. ........................   5,642      208,401
 Proctor & Gamble Co. ....................................  61,966    6,789,150
 Progressive Corp. of Ohio................................   3,473      253,963
 Providian Financial Corp. ...............................   6,694      609,572
 Public Svc. Enterprise Group, Inc. ......................  10,307      358,812
 Pulte Corp. .............................................   2,059       46,328
 Quaker Oats Co. .........................................   6,309      414,028
 Qualcomm, Inc. ..........................................  31,112    5,483,490
 Quintiles Transnational Corp. ...........................   5,420      101,286
 Ralston Purina Co. ......................................  15,250      425,094
 Raytheon Co. Cl B........................................  15,957      423,858
 Reebok International Ltd. ...............................   2,671       21,869
 Regions Financial Corp. .................................  10,310      259,039

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Reliant Energy, Inc. ....................................  13,942 $    318,923
 Republic New York Corp. .................................   4,939      355,608
 Reynolds Metals Co. .....................................   2,994      229,415
 Rite-Aid Corp. ..........................................  12,209      136,588
 Rockwell Intl., Corp. ...................................   8,969      429,391
 Rohm & Haas Co. .........................................  10,321      419,936
 Rowan Cos., Inc. ........................................   3,926       85,145
 Royal Dutch Petroleum Co. N.Y. .......................... 101,108    6,110,715
 Russell Corp. ...........................................   1,587       26,582
 Ryder System, Inc. ......................................   3,028       73,997
 Safeco Corp. ............................................   6,130      152,484
 Safeway, Inc. ...........................................  23,991      853,180
 Sara Lee Corp. ..........................................  42,847      945,312
 SBC Communications, Inc. ................................ 160,854    7,841,633
 Schering-Plough Corp. ...................................  69,270    2,922,328
 Schlumberger, Ltd. ......................................  25,926    1,458,338
 Scientific-Atlanta, Inc. ................................   3,704      206,035
 Scottish Power plc--ADR..................................       *           25
 Seagate Technology.......................................   9,822      457,337
 Seagram Ltd. ............................................  20,441      918,567
 Sealed Air Corp. New.....................................   3,938      204,038
 Sears Roebuck & Co. .....................................  17,821      542,427
 Sempra Energy............................................  11,333      196,911
 Service Corp. International..............................  12,828       88,994
 Shared Medical Systems Corp. ............................   1,272       64,793
 Sherwin-Williams Co. ....................................   7,821      164,241
 Sigma-Aldrich Corp. .....................................   4,757      143,007
 Silicon Graphics, Inc. ..................................   8,667       85,045
 SLM Holding Corp. .......................................   7,501      316,917
 Snap-On, Inc. ...........................................   2,759       73,286
 Solectron Corp. .........................................  13,813    1,313,962
 Southern Co. ............................................  31,738      745,843
 Southtrust Corp. ........................................   7,912      299,173
 Southwest Airlines Co. ..................................  23,785      385,020
 Springs Industries, Inc. ................................     851       33,987
 Sprint Corp. (FON Group).................................  41,090    2,765,871
 Sprint Corp. (PCS Group).................................  20,320    2,082,800
 St. Jude Medical, Inc. ..................................   3,968      121,768
 St. Paul Companies, Inc. ................................  10,716      360,995
 Stanley Works............................................   4,233      127,519
 Staples, Inc. ...........................................  21,900      454,425
 State Street Corp. ......................................   7,543      551,110
 Summit Bancorp...........................................   8,241      252,381
 Sun Microsystems, Inc. ..................................  73,657    5,703,814
 Sunoco, Inc. ............................................   4,254       99,969
 Suntrust Banks, Inc. ....................................  15,087    1,038,174
 Supervalu, Inc. .........................................   6,612      132,240
 Synovus Financial Corp. .................................  13,193      262,211
 Sysco Corp. .............................................  15,531      614,445
 Tandy Corp. .............................................   9,115      448,344
 Tektronix, Inc. .........................................   2,231       86,730
 Tellabs, Inc. ...........................................  18,968    1,217,509
 Temple-Inland, Inc. .....................................   2,658      175,262
 Tenet Healthcare Corp. ..................................  14,682      345,027
 Teradyne, Inc. ..........................................   8,063      532,158
 Texaco, Inc. ............................................  26,078    1,416,361
 Texas Instruments, Inc. .................................  37,816    3,663,425
 Texas Utilities Co. .....................................  13,033      463,486
 Textron, Inc. ...........................................   7,013      537,809

-------
* Fractional share attributable to Corporate Action.

                                                           Shares     Value
                                                           ------- ------------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Thermo Electron Corp. ...................................   7,461 $    111,915
 Thomas & Betts Corp. ....................................   2,709       86,349
 Time Warner, Inc. .......................................  60,662    4,394,204
 Times Mirror Co. ........................................   2,849      190,883
 Timken Co. ..............................................   2,948       60,250
 TJX Companies, Inc. .....................................  14,621      298,817
 Torchmark Corp. .........................................   6,202      180,246
 Tosco Corp. .............................................   6,787      184,522
 Toys R Us, Inc. .........................................  11,542      165,195
 Transocean Sedco Forex, Inc. ............................   5,019      169,087
 Tribune Co. .............................................  11,205      616,975
 Tricon Global Restaurants Inc. ..........................   7,239      279,606
 TRW, Inc. ...............................................   5,734      297,810
 Tupperware Corp. ........................................   2,743       46,460
 Tyco International Ltd. .................................  79,626    3,095,461
 U.S. Bancorp.............................................  34,310      817,007
 U.S. West, Inc. .........................................  23,826    1,715,472
 Unicom Corp. ............................................  10,256      343,576
 Unilever N.V. ...........................................  26,951    1,467,145
 Union Carbide Corp. .....................................   6,340      423,195
 Union Pacific Corp. .....................................  11,721      511,329
 Union Pacific Resources Group, Inc. .....................  11,885      151,534
 Union Planters Corp. ....................................   6,650      262,259
 Unisys Corp .............................................  14,613      466,703
 United Healthcare Corp. .................................   8,004      425,213
 United Technologies Corp. ...............................  22,574    1,467,310
 Unocal Corp. ............................................  11,431      383,653
 UNUMProvident Corp. .....................................  11,318      362,883
 US Airways Group Inc. ...................................   3,369      108,019
 UST, Inc. ...............................................   8,067      203,188
 USX-Marathon Group.......................................  14,651      361,697
 USX-U.S. Steel Group.....................................   4,168      137,544
 V F Corp. ...............................................   5,570      167,100
 Viacom, Inc. Cl B........................................  32,864    1,986,218
 Vulcan Materials Co. ....................................   4,718      188,425
 W.R. Grace & Co. ........................................   3,388       47,009
 Wachovia Corp. ..........................................   9,560      650,080
 Wal-Mart Stores, Inc. ................................... 209,834   14,504,775
 Walgreen Co. ............................................  47,317    1,384,022
 Warner-Lambert Co. ......................................  40,488    3,317,486
 Washington Mutual, Inc. .................................  27,221      707,746
 Waste Management, Inc. ..................................  29,217      502,167
 Watson Pharmaceuticals, Inc. ............................   4,526      162,087
 Wellpoint Health Networks Inc. ..........................   3,001      197,878
 Wells Fargo & Company....................................  77,438    3,131,399
 Wendy's International, Inc. .............................   5,638      116,284
 Westvaco Corp. ..........................................   4,730      154,316
 Weyerhaeuser Co. ........................................  11,074      795,252
 Whirlpool Corp. .........................................   3,509      228,304
 Willamette Industries, Inc. .............................   5,260      244,261
 Williams Cos., Inc. .....................................  20,499      626,501
 Winn-Dixie Stores, Inc. .................................   7,008      167,754
 Worthington Industries, Inc. ............................   4,202       69,596
 Wrigley (Wm.) Jr. Co. ...................................   5,459      452,756
 Xerox Corp. .............................................  31,321      710,595
 Xilinx, Inc. ............................................  15,082      685,760
 Yahoo!, Inc. ............................................  12,412    5,370,517
                                                                   ------------
Total Indexed Assets--Common Stocks
 (Cost: $378,405,133) 99.7%.......................................  580,708,546
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                          Rate  Maturity  Amount      Value
                                          ----  -------- --------- ------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.1%)
 U.S. Treasury Bill (a).................. 5.13% 01/20/00 $ 500,000 $    498,642
 U.S. Treasury Bill (a).................. 5.14  01/20/00   200,000      199,453
                                                                   ------------
                                                                        698,095
                                                                   ------------
Commercial Paper (0.2%)
 UBS Finance (Delw.) Inc. ............... 4.00  01/03/00 1,338,000    1,337,703
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $2,035,798) 0.3%.........................................     2,035,798
                                                                   ------------
Total Investments
 (Cost: $380,440,931) 100.0%.....................................  $582,744,344
                                                                   ============

--------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1999:

                          Expiration Underlying Face Unrealized
                             Date    Amount at Value    Gain
                          ---------- --------------- ----------
Purchased
 5 S&P 500 Stock Index
  Futures Contracts...... March 2000   $1,855,250     $53,550
                                       ==========     =======

    The face value of futures purchased and outstanding as percentage of total investment in securities : 0.3%.
-------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS
Common Stocks
 A. Schulman, Inc. .........................................  1,083 $    17,666
 Abercrombie & Fitch Co. Cl A...............................  3,591      95,835
 ACNielsen Corp. ...........................................  2,018      49,693
 Acuson Corp. ..............................................    932      11,708
 Acxiom Corp. ..............................................  2,949      70,776
 Adtran, Inc. ..............................................  1,371      70,521
 Affiliated Computer Svcs. Cl A.............................  1,711      78,706
 AGCO Corp. ................................................  2,070      27,816
 AGL Resources, Inc. .......................................  1,979      33,643
 Airborne Freight Corp. ....................................  1,691      37,202
 Airgas, Inc. ..............................................  2,461      23,380
 AK Steel Holding Corp. ....................................  3,570      67,384
 Alaska Air Group, Inc. ....................................    917      32,210
 Albany International Corp. Cl A............................  1,056      16,363
 Albemarle Corp. ...........................................  1,636      31,391
 Alexander & Baldwin, Inc. .................................  1,506      34,356
 Allamerica Financial Corp. ................................  1,885     104,853
 Allegheny Energy, Inc. ....................................  3,826     103,063
 Alliant Energy Corp. ......................................  2,728      75,020
 Altera Corp. ..............................................  6,915     342,725
 Ambac Financial Group, Inc. ...............................  2,431     126,868
 American Eagle Outfitters..................................  1,618      72,810
 American Financial Group...................................  2,023      53,357
 American Power Conversion..................................  6,683     176,264
 American Standard Cos., Inc. ..............................  2,459     112,807
 American Water Works Inc. .................................  3,359      71,379
 Ametek, Inc. ..............................................  1,128      21,502
 Apollo Group, Inc. Cl A....................................  2,687      53,908
 Apria Healthcare Group, Inc. ..............................  1,809      32,449
 Arnold Industries, Inc. ...................................    865      12,164
 Arrow Electronics, Inc. ...................................  3,336      84,651
 Arvin Industries, Inc. ....................................    898      25,481
 Associated Banc-Corp. .....................................  2,199      75,316
 Astoria Financial Corp. ...................................  1,905      57,983
 Atmel Corp. ...............................................  6,970     206,051
 Avnet, Inc. ...............................................  1,460      88,330
 Bandag, Inc. ..............................................    762      19,050
 Banta Corp. ...............................................    945      21,322
 Barnes & Noble, Inc. ......................................  2,411      49,727
 Beckman Coulter, Inc. .....................................    998      50,773
 Belo (A.H.) Corp. Cl A.....................................  4,115      78,442
 Bergen Brunswig Corp. Cl A.................................  4,667      38,794
 Beverly Enterprises, Inc. .................................  3,564      15,592
 Biogen, Inc. ..............................................  5,227     441,681
 BJ Services Co. ...........................................  2,464     103,026
 BJ's Wholesale Club, Inc. .................................  2,562      93,513
 Black Hills Corp. .........................................    756      16,774
 Blyth Industries, Inc. ....................................  1,686      41,412
 Bob Evans Farms, Inc. .....................................  1,379      21,288
 Borders Group, Inc. .......................................  2,697      43,321
 Borg-Warner Automotive, Inc. ..............................    929      37,624
 Bowater, Inc. .............................................  1,781      96,731
 Brinker International, Inc. ...............................  2,266      54,384
 BroadWing, Inc. ...........................................  7,520     277,300
 Buffets, Inc. .............................................  1,465      14,650
 Burlington Industries......................................  1,840       7,360
 Cabot Corp. ...............................................  2,299      46,842
 Cadence Design Systems, Inc. ..............................  8,436     202,464
 Callaway Golf Co. .........................................  2,637      46,642
 Calpine Corp. .............................................  2,179     139,456
 Cambridge Technology Partners, Inc. .......................  2,093      54,941
 Carlisle Companies, Inc. ..................................  1,049      37,764
 Carpenter Technology Corp. ................................    762      20,907
 Carter-Wallace, Inc. ......................................  1,564      28,054
 CBRL Group, Inc. ..........................................  2,031      19,707

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 CCB Financial Corp. .......................................  1,380 $    60,116
 CDW Computers Centers, Inc. ...............................  1,504     118,252
 Charter One Financial, Inc. ...............................  7,350     140,569
 Checkfree Holdings Corp. ..................................  1,905     199,072
 Chesapeake Corp. ..........................................    607      18,513
 Chiron Corp. ..............................................  6,293     266,666
 Chris-Craft Industries, Inc. ..............................  1,167      84,170
 Church & Dwight, Inc. .....................................  1,352      36,081
 Cintas Corp. ..............................................  3,857     204,903
 Cirrus Logic, Inc. ........................................  2,280      30,352
 City National Corp. .......................................  1,585      52,206
 CK Witco Corporation.......................................  4,129      55,225
 Claire's Stores, Inc. .....................................  1,775      39,716
 Clayton Homes, Inc. .......................................  4,848      44,541
 Cleco Corporation..........................................    783      25,105
 Cleveland Cliffs, Inc. ....................................    390      12,139
 CMP Group, Inc. ...........................................  1,128      31,090
 CNF Transportation, Inc. ..................................  1,681      57,994
 Comdisco, Inc. ............................................  5,325     198,356
 Compass Bancshares Inc. ...................................  3,951      88,157
 CompUSA, Inc. .............................................  3,190      16,349
 COMSAT Corp. ..............................................  1,834      36,451
 Concord EFS, Inc. .........................................  7,111     183,108
 Conectiv, Inc. ............................................  3,222      54,170
 Consolidated Papers, Inc. .................................  3,154     100,337
 Convergys Corp. ...........................................  5,306     163,159
 Cordant Technologies, Inc. ................................  1,275      42,075
 Covance, Inc. .............................................  2,044      22,101
 Cypress Semiconductor Corp. ...............................  3,786     122,572
 Cytec Industries, Inc. ....................................  1,488      34,410
 Dean Foods Co. ............................................  1,371      54,497
 Dentsply International, Inc. ..............................  1,839      43,446
 Devon Energy Corp. ........................................  2,972      97,704
 DeVry, Inc. ...............................................  2,413      44,942
 Dexter Corp. ..............................................    801      31,840
 Dial Corp. ................................................  3,650      88,741
 Diebold, Inc. .............................................  2,398      56,353
 Dime Bancorp, Inc. ........................................  3,840      58,080
 Dole Food Company, Inc. ...................................  1,934      31,427
 Dollar Tree Stores, Inc. ..................................  2,154     104,334
 Donaldson Company, Inc. ...................................  1,605      38,620
 DPL, Inc. .................................................  5,518      95,530
 DQE, Inc. .................................................  2,618      90,648
 Dreyers Grand Ice Cream, Inc. .............................    959      16,303
 DST Systems, Inc. .........................................  2,203     168,116
 E*Trade Group, Inc. .......................................  8,468     221,226
 Edwards (A.G.), Inc. ......................................  3,190     102,279
 Electronic Arts, Inc. .....................................  2,167     182,028
 Energy East Corporation....................................  3,978      82,792
 ENSCO Group, Inc. .........................................  4,774     109,205
 Ethyl Corp. ...............................................  2,902      11,427
 Everest Reinsurance Holdings...............................  1,627      36,302
 Express Scripts, Inc. Cl A.................................  1,337      85,568
 Family Dollar Stores, Inc. ................................  6,006      97,973
 Fastenal Co. ..............................................  1,319      59,273
 Federal Signal Corp. ......................................  1,606      25,796
 Federal-Mogul Corp. .......................................  2,558      51,480
 Ferro Corp. ...............................................  1,231      27,082
 Finova Group, Inc. ........................................  2,127      75,508
 First Health Group Corp. ..................................  1,700      45,687
 First Security Corp. ......................................  6,789     173,332
 First Tennessee Natl. Corp. ...............................  4,543     129,475
 First Virginia Banks, Inc. ................................  1,744      74,992
 Firstmerit Corp. ..........................................  3,111      71,553
 Fiserv, Inc. ..............................................  4,248     162,751

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Flowers Industries, Inc. ..................................  3,486 $    55,558
 Flowserve Corporation......................................  1,301      22,117
 Forest Laboratories, Inc. .................................  2,901     178,230
 Foundation Health Systems, Inc. Cl A.......................  4,250      42,234
 Fuller (H.B.) Co. .........................................    488      27,297
 Furniture Brands Intl., Inc. ..............................  1,710      37,620
 Gartner Group, Inc. Cl B...................................  3,062      42,294
 GATX Corp, Inc. ...........................................  1,723      58,151
 Genzyme Corp. .............................................  2,899     130,455
 Georgia Gulf Corp. ........................................  1,076      32,751
 Georgia-Pacific Group......................................  2,881      70,945
 Gilead Sciences, Inc. .....................................  1,522      82,378
 Glatfelter (P.H.) Co. .....................................  1,467      21,363
 Global Marine, Inc. .......................................  6,057     100,698
 Granite Construction.......................................    945      17,423
 Greenpoint Financial Corp .................................  3,735      88,940
 GTECH Holdings Corp. ......................................  1,212      26,664
 Hanna (M. A.) Co. .........................................  1,700      18,594
 Hannaford Brothers Co. ....................................  1,466     101,612
 Hanover Compressor Co. ....................................    995      37,561
 Harley-Davidson, Inc. .....................................  5,242     335,816
 Harris Corp. ..............................................  2,773      74,004
 Harsco Corp. ..............................................  1,391      44,164
 Harte-Hanks, Inc. .........................................  2,379      51,743
 Hawaiian Electric Inds., Inc. .............................  1,120      32,340
 Health Management Associates, Inc. ........................  8,777     117,392
 Heilig-Meyers Co. .........................................  2,082       5,725
 Hibernia Corp Cl A.........................................  5,571      59,192
 Hillenbrand Industries, Inc. ..............................  2,268      71,867
 Hilton Hotels Corp. .......................................  8,103      77,991
 Hispanic Broadcasting Corp. ...............................  1,890     174,294
 HON Industries, Inc. ......................................  2,091      45,871
 Horace Mann Educators Corp. ...............................  1,427      28,005
 Hormel Foods Corp. ........................................  2,534     102,944
 Houghton Mifflin Co. ......................................  1,079      45,520
 HSB Group, Inc. ...........................................  1,005      33,982
 Hubbell, Inc. Cl B.........................................  2,260      61,585
 IBP, Inc. .................................................  3,208      57,744
 ICN Pharmaceuticals, Inc. .................................  2,720      68,850
 IdaCorp, Inc. .............................................  1,308      35,071
 Illinova Corp. ............................................  2,431      84,477
 Imation Corp. .............................................  1,270      42,624
 IMC Global, Inc. ..........................................  3,981      65,189
 Indiana Energy, Inc. ......................................  1,036      18,389
 Informix Corp. ............................................  6,975      79,341
 Integrated Device Technology, Inc. ........................  3,154      91,466
 International Game Technology..............................  3,133      63,639
 International Multifoods Corp. ............................    652       8,639
 International Speedway Corp. Cl A..........................  1,847      93,043
 Interstate Bakeries Corp. .................................  2,440      44,225
 Intuit, Inc. ..............................................  6,766     405,537
 Investment Technology Grp, Inc. ...........................  1,075      30,906
 IPALCO Enterprises, Inc. ..................................  2,981      50,863
 Ivax Corp. ................................................  3,656      94,142
 J.B. Hunt Transport Srvcs, Inc. ...........................  1,239      17,152
 J.M. Smucker Co. Cl A......................................  1,014      19,773
 Jabil Circuit, Inc. .......................................  3,049     222,577
 Jacobs Engineering Group, Inc. ............................    901      29,282
 Jones Apparel Group, Inc. .................................  4,257     115,471
 Kansas City Power & Light Co. .............................  2,152      47,477
 Kaydon Corp. ..............................................  1,067      28,609
 Keane, Inc. ...............................................  2,490      79,057
 Kelly Services, Inc. Cl A..................................  1,247      31,331
 Kennametal, Inc. ..........................................  1,041      35,004
 Keyspan Corporation........................................  4,637     107,520

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Keystone Financial, Inc. ..................................  1,687 $    35,532
 Kinder Morgan, Inc. .......................................  3,906      78,852
 Lancaster Colony Corp. ....................................  1,387      45,944
 Lance Inc. ................................................  1,042      10,420
 Lands End, Inc. ...........................................  1,045      36,314
 Lear Corp. ................................................  2,324      74,368
 Lee Enterprises, Inc. .....................................  1,544      49,311
 Legato Systems, Inc. ......................................  2,944     202,584
 Legg Mason, Inc. ..........................................  1,975      71,594
 LG & E Energy Corp. .......................................  4,509      78,626
 Lincare Holdings, Inc. ....................................  1,872      64,935
 Linear Technology Corp. ...................................  5,322     380,856
 Litton Industries, Inc. ...................................  1,580      78,802
 Lone Star Steakhouse Saloon................................  1,151      10,269
 Longview Fibre Co. ........................................  1,797      25,607
 Lubrizol Corp. ............................................  1,899      58,632
 Lyondell Chemical Co. .....................................  4,085      52,084
 Magnatek, Inc. ............................................    835       6,419
 Mandalay Resort Group......................................  3,159      63,575
 Manpower, Inc. ............................................  2,628      98,878
 Mark IV Industries, Inc. ..................................  1,619      28,636
 Marshall & Ilsley Corp. ...................................  3,690     231,778
 Martin Marietta Materials, Inc. ...........................  1,624      66,584
 Maxim Integrated Products, Inc. ...........................  9,470     446,866
 Maxxam, Inc. ..............................................    243      10,419
 McCormick & Co., Inc. .....................................  2,479      73,750
 MCN Energy Group Inc. .....................................  2,978      70,728
 Media General Inc. Cl A....................................    925      48,100
 Medimmune, Inc. ...........................................  2,336     387,484
 Mentor Graphics Corp. .....................................  2,224      29,329
 Mercantile Bankshares Corp. ...............................  2,407      76,874
 Meritor Automotive, Inc. ..................................  2,403      46,558
 Micro Warehouse, Inc. .....................................  1,245      23,032
 Microchip Technology, Inc. ................................  1,768     120,997
 Midamerican Energy Hldgs. Co. .............................  2,074      69,868
 Millennium Pharmaceuticals Inc. ...........................  1,259     153,598
 Miller (Herman), Inc. .....................................  2,767      63,641
 Minerals Technologies, Inc. ...............................    745      29,847
 Minimed, Inc. .............................................  1,075      78,744
 Minnesota Power, Inc. .....................................  2,543      43,072
 Modine Manufacturing Co. ..................................  1,027      25,675
 Modis Professional Services................................  3,335      47,524
 Mohawk Industries, Inc. ...................................  2,108      55,598
 Montana Power. Co. ........................................  3,832     138,191
 Murphy Oil Corp. ..........................................  1,564      89,735
 Mylan Laboratories, Inc. ..................................  4,492     113,142
 Nabors Industries, Inc. ...................................  4,807     148,717
 National Commerce Bancorporation...........................  3,750      85,078
 National Fuel Gas Co. .....................................  1,349      62,729
 Navigant Consulting Co. ...................................  1,443      15,693
 NCH Corp. .................................................    188       8,378
 NCO Group, Inc. ...........................................    866      26,088
 NCR Corp. .................................................  3,345     126,692
 Neiman-Marcus Group, Inc. .................................  1,704      47,606
 Networks Associates, Inc. .................................  4,833     128,981
 New England Electric System................................  2,056     106,398
 Newport News Shipbuilding Inc. ............................  1,142      31,405
 NiSource, Inc. ............................................  4,348      77,721
 Noble Affiliates, Inc. ....................................  1,982      42,489
 Noble Drilling Corp. ......................................  4,553     149,111
 Nordson Corp. .............................................    575      27,744
 North Fork Bancorp, Inc. ..................................  4,517      79,048
 Northeast Utilities........................................  4,571      93,991
 NOVA Corp. ................................................  2,548      80,421
 Novellus Systems, Inc. ....................................  1,354     165,907

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 NSTAR......................................................  2,083 $    84,362
 Ocean Energy, Inc. ........................................  5,793      44,896
 OfficeMax, Inc. ...........................................  3,941      21,676
 Ogden Corp. ...............................................  1,711      20,425
 OGE Energy Corp. ..........................................  2,705      51,395
 Ohio Casualty Corp. .......................................  2,081      33,426
 Old Republic Intl. Corp. ..................................  4,373      59,582
 Olin Corp. ................................................  1,573      31,165
 Olsten Corp. ..............................................  2,827      31,980
 Omnicare, Inc. ............................................  3,172      38,064
 Oregon Steel Mills, Inc. ..................................    896       7,112
 Outback Steakhouse, Inc. ..................................  2,617      67,878
 Overseas Shipholding Group, Inc. ..........................  1,161      17,197
 Oxford Health Plans, Inc. .................................  2,828      35,880
 Pacific Century Finl Corp. ................................  2,791      52,157
 Pacificare Health Systems, Inc. ...........................  1,509      79,977
 Papa John's Intl., Inc. ...................................  1,054      27,470
 Park Place Entertainment Corp. ............................ 10,562     132,025
 Payless Shoesource, Inc. ..................................  1,076      50,572
 Pennzoil-Quaker State Co. .................................  2,707      27,578
 Pentair, Inc. .............................................  1,675      64,488
 Perrigo Co. ...............................................  2,548      20,384
 Pioneer Natural Resources Co. .............................  3,488      31,174
 Pittston Brinx Group.......................................  1,421      31,262
 Policy Management Systems Corp. ...........................  1,237      31,621
 Polycom, Inc. .............................................  1,142      72,731
 Potomac Electric Power Co. ................................  4,122      94,548
 Precision Castparts Corp. .................................    852      22,365
 Premier Parks, Inc. .......................................  2,717      78,453
 Protective Life Corp. .....................................  2,243      71,355
 Provident Financial Group, Inc. ...........................  1,510      54,171
 PSS World Medical Inc. ....................................  2,468      23,292
 Public Service Co. New Mexico..............................  1,418      23,043
 Puget Sound Energy, Inc. ..................................  2,940      56,963
 QlLogic Corporation........................................  1,260     201,443
 Quantum Corp. .............................................  5,709      86,337
 Questar Corp. .............................................  2,876      43,140
 Quorum Health Group, Inc. .................................  2,448      22,797
 Rational Software Corp. ...................................  3,030     148,849
 Rayonier, Inc. ............................................    965      46,622
 Reader's Digest Association, Inc. .........................  3,688     107,874
 Reliastar Financial Corp. .................................  3,075     120,502
 Reynolds & Reynolds Co. Cl A...............................  2,686      60,435
 RJ Reynolds Tobacco Holdings, Inc. ........................  3,775      66,534
 Robert Half Intl., Inc. ...................................  3,108      88,772
 Rollins, Inc. .............................................  1,055      15,825
 Ross Stores, Inc. .........................................  3,134      56,216
 RPM, Inc. .................................................  3,742      38,122
 Ruddick Corp. .............................................  1,615      25,033
 Ryerson Tull, Inc. ........................................    868      16,872
 Saks Incorporated..........................................  5,031      78,295
 Sanmina Corp. .............................................  2,028     202,547
 Santa Fe Snyder Corp. .....................................  6,389      51,112
 Scana Corp. ...............................................  3,602      96,804
 Scholastic Corp. ..........................................    572      35,571
 SCI Systems, Inc. .........................................  2,508     206,126
 Sensormatic Electronics Corp. .............................  2,629      45,843
 Sepracor, Inc. ............................................  1,145     113,570
 Sequa Corp. Cl A...........................................    360      19,418
 Shaw Industries, Inc. .....................................  4,635      71,553
 Siebel Systems, Inc. ......................................  6,678     560,952
 Sierra Pacific Resources...................................  2,717      47,033
 Smith International, Inc. .................................  1,720      85,463
 Solutia, Inc. .............................................  3,816      58,910
 Sonoco Products Co. .......................................  3,545      80,649

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued)
Common Stocks (Continued)
 Sotheby's Holdings, Inc. ..................................  2,044 $    61,320
 Southdown, Inc. ...........................................  1,248      64,428
 Sovereign Bancorp, Inc. ...................................  7,614      56,748
 SPX, Corp. ................................................  1,084      87,601
 Standard Register Co. .....................................    980      18,988
 Starbucks Corp. ...........................................  6,335     153,624
 Steris Corp. ..............................................  2,341      24,142
 Sterling Commerce, Inc. ...................................  3,071     104,606
 Sterling Software, Inc. ...................................  2,929      92,264
 Stewart & Stevenson Svcs., Inc. ...........................    973      11,524
 Stewart Enterprises, Inc. Cl A.............................  3,762      17,870
 Storage Technology Corp. ..................................  3,483      64,218
 Structural Dynamics Research Corp. ........................  1,248      15,912
 Stryker Corp. .............................................  3,370     234,636
 Suiza Foods Corp. .........................................  1,081      42,835
 Sungard Data Sys Inc. .....................................  4,442     105,498
 Superior Industries Intl., Inc. ...........................    933      25,016
 Swift Transportation, Inc. ................................  2,235      39,392
 Sybron Intl. Corp. ........................................  3,608      89,073
 Sykes Enterprises, Inc. ...................................  1,471      64,540
 Sylvan Learning Systems, Inc. .............................  1,765      22,945
 Symantec Corp. ............................................  2,014     118,071
 Symbol Technologies, Inc. .................................  3,068     195,010
 Synopsys, Inc. ............................................  2,463     164,405
 TCF Banking & Savings......................................  2,901      72,162
 Tech Data Corp. ...........................................  1,782      48,337
 Teco Energy, Inc. .........................................  4,484      83,234
 Tecumseh Products Co. Cl A.................................    701      33,078
 Teleflex, Inc. ............................................  1,318      41,270
 Telephone & Data Systems, Inc. ............................  2,137     269,262
 The PMI Group, Inc. .......................................  1,556      75,952
 Tidewater, Inc. ...........................................  1,934      69,624
 Tiffany & Co. .............................................  2,499     223,036
 Total Renal Care Holdings, Inc. ...........................  2,823      18,879
 Transaction Systems Architects,
  Inc. Cl A.................................................  1,132      31,696
 Transocean Sedco Forex, Inc. ..............................  3,497     117,805
 Trigon Healthcare, Inc. Cl A...............................  1,360      40,120
 Trinity Industries, Inc. ..................................  1,394      39,642
 Tyson Foods, Inc. Cl A.....................................  7,953     129,236
 UCAR Int'l., Inc. .........................................  1,568      27,930
 Ultramar Diamond Shamrock Corp. ...........................  3,012      68,335
 Unifi, Inc. ...............................................  2,078      25,585
 Unitrin Inc. ..............................................  2,516      94,665
 Universal Corp. ...........................................  1,073      24,478
 Universal Foods Corp. .....................................  1,748      35,616
 Univision Communications, Inc. Cl A........................  3,529     360,620
 US Foodservice.............................................  3,517      58,910
 USG Corp. .................................................  1,731      81,573
 UtiliCorp United, Inc. ....................................  3,238      62,939
 Valero Refining & Marketing Corp. .........................  1,956      38,876
 Varco International, Inc. .................................  2,263      23,054
 Veritas Software Corp. ....................................  8,978   1,284,976
 Viad Corp. ................................................  3,290      91,709
 Vishay Intertechnology, Inc. ..............................  2,942      93,041
 VISX, Inc. ................................................  2,217     114,730
 Vitesse Semiconductor Corp. ...............................  5,337     279,859
 Vlasic Foods International, Inc. ..........................  1,582       8,998
 Wallace Computer Svcs., Inc. ..............................  1,458      24,239
 Warnaco Group, Inc. Cl A...................................  1,932      23,788
 Washington Gas Light Co. ..................................  1,616      44,440
 Washington Post Co. Cl B...................................    350     194,556
 Waters Corp. ..............................................  2,134     113,102
 Wausau-Mosinee Paper Corp. ................................  1,781      20,815
 Weatherford International, Inc. ...........................  3,744     149,526

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Webster Financial Corp. ...................................  1,579 $    37,205
 Wellman, Inc. .............................................  1,176      21,903
 Westamerica Bancorporation.................................  1,303      36,403
 Westpoint Stevens, Inc. ...................................  1,850      32,375
 Westwood One, Inc. ........................................  1,921     145,996
 Whitman Corp. .............................................  4,890      65,709
 Williams-Sonoma, Inc. .....................................  1,942      89,332

                                                             Shares    Value
                                                             ------ -----------

INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Wilmington Trust Corp. ....................................  1,153 $    55,632
 Wisconsin Central Transport Corp. .........................  1,782      23,946
 Wisconsin Energy Corp. ....................................  4,074      78,425
 York International Corp. ..................................  1,350      37,041
 Zions Bancorporation.......................................  2,946     174,366
                                                                    -----------
Total Indexed Assets--Common Stocks
 (Cost: $30,291,833) 94.7%.........................................  32,122,302
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                             Face
                                            Rate  Maturity  Amount     Value
                                            ----  -------- -------- -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.7%)
 U.S. Treasury Bill (a).................... 5.13% 01/20/00 $225,000 $   224,389
                                                                    -----------
Agency (1.6%)
 Federal Home Loan Bank.................... 4.75  01/12/00  537,000     536,220
                                                                    -----------
Commercial Paper ( 3.0%)
 Novartis Finance Corp. ................... 5.15  01/24/00  526,000     524,269
 Snap-On, Inc. ............................ 4.00  01/03/00  500,000     499,889
                                                                    -----------
                                                                      1,024,158
                                                                    -----------
Total Short-Term Debt Securities
 (Cost: $1,784,767) 5.3%..........................................    1,784,767
                                                                    -----------
Total Investments
 (Cost: $32,076,600) 100.0%.......................................  $33,907,069
                                                                    ===========

--------------
FUTURES CONTRACTS OUTSTANDING AS OF December 31, 1999:

                                          Expiration Underlying Face Unrealized
                                             Date    Amount at Value    Gain
                                          ---------- --------------- ----------
Purchased
 8 S&P MidCap 400 Stock Index Futures
  Contracts.............................. March 2000   $1,796,600     $59,350
                                                       ==========     =======

   The face value of futures purchased and outstanding as percentage of total investment in securities: 5.3%.

-------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999


                                                          Face
                                       Rate   Maturity   Amount       Value
                                       -----  -------- ----------- ------------
LONG-TERM DEBT SECURITIES:
U.S. Government (2.4%)
 U.S. Treasury Note...................  6.50% 08/15/05 $ 2,500,000 $  2,500,000
 U.S. Treasury Strip..................  0.00  05/15/14  10,000,000    3,763,400
 U.S. Treasury Strip..................  0.00  02/15/17  15,000,000    4,685,250
                                                                   ------------
                                                                     10,948,650
                                                                   ------------
Agencies/Other Governments (41.5%)
 Connecticut Housing Fin. Auth........  7.63  05/15/21   2,500,000    2,375,050
 FHLB.................................  0.00  06/26/17  50,000,000   11,953,000
 FHLB.................................  0.00  07/07/17 125,000,000   29,687,500
 FHLB.................................  0.00  07/14/17  25,000,000    5,929,750
 FHLB.................................  0.00  07/07/22  50,000,000    7,593,500
 FHLMC................................  8.50  08/01/02     212,410      214,953
 FHLMC................................  7.00  05/15/06     441,857      441,442
 FHLMC................................  8.00  07/15/06     374,624      380,360
 FHLMC................................  6.38  11/15/06   1,063,027    1,057,042
 FHLMC................................  7.50  04/01/07      24,906       24,798
 FHLMC................................  6.50  04/15/08     775,000      772,574
 FHLMC................................  6.00  04/15/08     500,000      491,250
 FHLMC................................  7.63  09/09/09  97,000,000   95,803,020
 FHLMC................................  5.00  08/15/19     920,142      902,594
 FNMA.................................  7.00  10/25/05     612,826      611,674
 FNMA.................................  7.00  12/25/18     126,188      125,754
 FNMA.................................  6.00  06/25/19     900,000      880,875
 FNMA.................................  6.25  01/25/20     850,000      842,826
 FNMA.................................  5.00  04/25/21     583,228      563,725
 New York City........................  9.50  06/01/09   5,000,000    5,323,380
 New York City........................ 10.00  08/01/05   2,000,000    2,166,434
 Republic of Iceland..................  6.13  02/01/04   5,000,000    4,775,800
 Suffolk County, New York.............  5.80  11/01/04   4,000,000    3,914,080
 Suffolk County, New York.............  5.88  11/01/05   4,000,000    3,894,860
 Tennessee Valley Authority...........  7.85  06/15/44  10,000,000    9,822,400
                                                                   ------------
                                                                    190,548,641
                                                                   ------------
Basic Materials (6.6%)
 Arco Chemical Co..................... 10.25  11/01/10   7,500,000    7,405,725
 Georgia-Pacific (Timber Group).......  8.63  04/30/25   7,000,000    6,869,870
 Inco Ltd.............................  9.60  06/15/22   7,500,000    7,266,525
 Millennium America Inc...............  7.63  11/15/26   5,000,000    4,158,400
 Praxair, Inc.........................  6.90  11/01/06   5,000,000    4,724,100
                                                                   ------------
                                                                     30,424,620
                                                                   ------------
Consumer, Cyclical (8.3%)
 Centex Corp..........................  8.75  03/01/07   2,000,000    2,011,300
 Centex Corp..........................  7.38  06/01/05   5,000,000    4,761,950
 Fruit of the Loom, Inc...............  7.00  03/15/11   2,500,000      562,500
 Fruit of the Loom, Inc...............  7.38  11/15/23   1,250,000      431,250
 Gannett Co., Inc.....................  5.85  05/01/00   3,500,000    3,496,885
 Neiman-Marcus Group, Inc.............  7.13  06/01/28   2,500,000    2,054,975
 Oakwood Homes Corp...................  8.13  03/01/09   2,500,000    2,302,173


   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                        Rate   Maturity   Amount       Value
                                        -----  -------- ----------- -----------
LONG-TERM DEBT SECURITIES (Continued):
Consumer, Cyclical (Continued)
 Pulte Corp............................  7.63% 10/15/17 $ 7,500,000 $ 6,390,750
 Polaroid Corp.........................  7.25  01/15/07   3,750,000   3,196,725
 Shopko Stores, Inc....................  9.00  11/15/04   5,000,000   5,210,550
 Tommy Hilfiger USA, Inc...............  6.50  06/01/03   5,000,000   4,741,550
 V F Corp..............................  9.25  05/01/22   1,000,000   1,051,710
 Venator Group, Inc....................  7.00  10/15/02   2,000,000   1,820,000
                                                                    -----------
                                                                     38,032,318
                                                                    -----------
Consumer, Non-cyclical (9.0%)
 Aventis...............................  7.75  01/15/02   3,000,000   3,000,930
 Bausch & Lomb, Inc....................  6.15  08/01/01   5,000,000   4,937,950
 Bausch & Lomb, Inc....................  6.38  08/01/03   5,250,000   5,087,198
 Bausch & Lomb, Inc....................  6.75  12/15/04   5,000,000   4,789,050
 Kellwood Co...........................  7.88  07/15/09  10,000,000   9,118,200
 Panamerican Beverages, Inc............  7.25  07/01/09   5,000,000   4,253,300
 Ralston Purina Co.....................  8.63  02/15/22   7,500,000   7,533,450
 Supervalu, Inc........................  8.88  11/15/22   2,500,000   2,628,025
                                                                    -----------
                                                                     41,348,103
                                                                    -----------
Energy (3.1%)
 Southern Union Co.....................  7.60  02/01/24  10,000,000   9,329,600
 Tosco Corp............................  8.25  05/15/03   5,000,000   5,091,250
                                                                    -----------
                                                                     14,420,850
                                                                    -----------
Financial (11.6%)
 Bear Stearns Cos., Inc................  6.63  10/01/04   2,000,000   1,918,240
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000   4,905,400
 Chase Manhattan Corp..................  6.88  12/12/12   5,000,000   4,817,050
 Citicorp Mortgage Securirties, Inc....  6.25  03/25/24       6,787       6,755
 Executive Risk, Inc...................  7.13  12/15/07   5,000,000   4,804,850
 Fairfax Financial Holdings, Ltd.......  8.25  10/01/15   2,500,000   2,202,200
 First American Financial..............  7.55  04/01/28   1,500,000   1,285,980
 Freemont General Corp.................  7.70  03/17/04   5,000,000   4,328,100
 Harleysville Group Inc................  6.75  11/15/03   2,500,000   2,411,900
 Lehman Brothers Holdings, Inc.........  0.00  07/28/28  10,000,000     882,100
 Morgan (J.P.) & Co., Inc..............  0.00  04/15/27  32,500,000   3,134,625
 Nationwide Health Properties..........  7.90  11/20/06   5,000,000   4,325,100
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000   1,541,175
 Rank Group Financial..................  6.75  11/30/04   5,000,000   4,629,450
 SunAmerica, Inc.......................  9.95  02/01/12   5,000,000   5,920,700
 Triad Guaranty........................  7.90  01/15/28   3,250,000   2,981,553
 Vesta Insurance Group, Inc............  8.75  07/15/25   5,000,000   3,255,400
                                                                    -----------
                                                                     53,350,578
                                                                    -----------
Industrial (10.0%)
 Browning-Ferris Inds., Inc............  7.88  03/15/05   5,000,000   4,644,400
 Clark Equipment Co....................  8.35  05/15/23   5,000,000   5,155,000
 Geon Co...............................  6.88  12/15/05   5,000,000   4,692,000
 Geon Co...............................  7.50  12/15/15   3,750,000   3,416,475

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                        Rate  Maturity Face Amount    Value
                                        ----  -------- ----------- ------------
LONG-TERM DEBT SECURITIES (Continued):
Industrial (Continued)
 Owens Corning......................... 7.00% 03/15/09 $ 2,500,000 $  2,199,925
 Thermo Electron Corp.................. 4.25  01/01/03   7,500,000    6,328,124
 Thermo Instrument Systems, Inc........ 4.00  01/15/05  10,000,000    7,300,000
 USX Corp.............................. 8.75  09/15/22   2,000,000    2,015,140
 Williams Cos., Inc.................... 6.50  11/15/02  10,000,000    9,760,000
                                                                   ------------
                                                                     45,511,064
                                                                   ------------
Utilities (3.5%)
 New Orleans Public Service............ 8.00  03/01/06   4,000,000    4,027,080
 Pacific Gas & Electric Co............. 8.75  01/01/01   2,000,000    2,036,520
 UtiliCorp United, Inc................. 8.00  03/01/23  10,000,000    9,776,300
                                                                   ------------
                                                                     15,839,900
                                                                   ------------
Total Long-Term Debt Securities (Cost: $467,418,711) 96.0%.......   440,424,724
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.0%)
 Abbott Laboratories................... 6.25  01/13/00   4,668,000    4,658,256
 BellSouth Telecommunications.......... 5.05  02/02/00   3,061,000    3,047,256
 General Electric Capital Corp......... 6.33  01/18/00   4,785,000    4,770,656
 Gillette Company...................... 5.25  01/07/00   4,133,000    4,128,686
 UBS Finance (Delw.) Inc............... 4.00  01/03/00   1,595,000    1,594,646
                                                                   ------------
Total Short-Term Debt Securities (Cost: $18,199,500) 4.0%........    18,199,500
                                                                   ------------
Total Investments (Cost: $485,618,211) 100.0%....................  $458,624,224
                                                                   ============

-------
Abbreviations: FHLB = Federal Home Loan Bank
         FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                            Face
                                          Rate  Maturity   Amount      Value
                                          ----  -------- ---------- -----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. Government (4.1%)
 U.S. Treasury Note...................... 6.13% 07/31/00 $  500,000 $   500,705
                                                                    -----------
Agencies (59.2%)
 FHLMC................................... 7.00  04/15/01    211,504     210,976
 FHLMC................................... 8.00  04/01/02    113,604     114,276
 FHLMC................................... 8.00  05/01/02    204,651     205,717
 FHLMC................................... 8.50  08/01/02    235,421     238,239
 FHLMC................................... 7.75  12/01/02    139,113     139,444
 FHLMC................................... 7.00  05/15/06    220,929     220,721
 FHLMC................................... 7.50  02/15/07    274,458     275,915
 FHLMC................................... 7.00  03/15/07    282,411     280,821
 FHLMC................................... 7.50  09/01/07    328,496     326,985
 FHLMC................................... 7.00  03/15/08    154,900     154,802
 FHLMC................................... 6.00  09/15/08    119,241     116,707
 FHLMC................................... 8.25  10/01/09    248,281     251,315
 FHLMC................................... 8.00  05/01/14    212,138     213,225
 FHLMC................................... 8.50  09/01/17    110,732     113,258
 FHLMC................................... 6.00  12/15/17     89,390      89,026
 FHLMC................................... 5.00  08/15/19    441,668     433,245
 FHLMC................................... 6.50  05/15/21    114,350     112,920
 FHLMC................................... 6.00  05/15/22    108,219     106,190
 FNMA.................................... 6.03  06/12/03    200,000     194,374
 FNMA.................................... 8.25  09/25/05     19,120      19,066
 FNMA.................................... 8.25  10/01/05     47,503      47,504
 FNMA.................................... 7.00  10/25/05    262,640     262,146
 FNMA.................................... 7.00  11/25/05    281,404     280,700
 FNMA.................................... 7.50  11/25/06    451,253     452,381
 FNMA.................................... 7.50  02/25/07    248,712     249,644
 FNMA.................................... 7.75  03/01/08    202,534     204,446
 FNMA.................................... 8.00  04/01/08    141,352     144,590
 FNMA.................................... 7.50  01/01/09    181,964     182,911
 FNMA.................................... 8.25  01/01/10    401,450     410,065
 FNMA.................................... 6.30  09/25/18    305,000     302,139
 FNMA.................................... 7.00  12/25/18    126,188     125,754
 FNMA.................................... 6.70  01/18/19     39,052      38,930
 FNMA.................................... 5.50  04/25/19    131,375     130,431
 FNMA.................................... 6.50  04/25/19    300,000     298,311
 FNMA.................................... 6.10  08/25/21    106,520     104,989
 GNMA.................................... 9.50  12/20/03     37,181      38,214
 GNMA.................................... 9.00  03/15/10    142,043     147,878
                                                                    -----------
                                                                      7,238,255
                                                                    -----------
Consumer, Cyclical (4.0%)
 Venator Group, Inc. .................... 7.00  06/01/00    500,000     494,725
                                                                    -----------
Consumer, Non-cyclical (1.9%)
 Jones Apparel Group, Inc ............... 6.25  10/01/01    240,000     234,269
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                         Rate  Maturity   Amount      Value
                                         ----  -------- ---------- -----------
INTERMEDIATE-TERM DEBT SECURITIES
 (Continued):
Energy (3.2%)
 Columbia Gas Systems, Inc. ............ 6.61% 11/28/02 $  400,000 $   390,008
                                                                   -----------
Financial (6.9%)
 Chase Mortgage Finance Corp. .......... 6.50  09/25/09    500,000     495,310
 Citicorp Mortgage Sec. Inc. ........... 6.25  03/25/24      2,755       2,742
 FBC Mortgage Securities Trust.......... 8.30  08/20/09     28,557      28,494
 GE Capital Mtge. Services, Inc. ....... 6.00  09/25/08     45,279      44,939
 Morgan Stanley Capital, Inc. .......... 6.85  02/15/20    204,507     202,973
 Prudential Home Mtge. Secs. Co. ....... 6.75  08/25/08     71,033      70,678
                                                                   -----------
                                                                       845,136
                                                                   -----------
Industrial (4.0%)
 Edperbrascan Corp. .................... 7.38  10/01/02    500,000     490,160
                                                                   -----------
Total Intermediate-Term Debt Securities
 (Cost $10,299,416) 83.3%........................................   10,193,258
                                                                   -----------
Short-Term Debt Securities:
Agencies (16.7%)
 Federal Home Loan Bank................. 1.28  01/03/00  1,390,000   1,389,901
 Federal Home Loan Bank................. 4.75  01/12/00    651,000     650,055
                                                                   -----------
Total Short-Term Debt Securities
 (cost: $2,039,956) 16.7%........................................    2,039,956
                                                                   -----------
Total Investments
 (Cost: $12,339,372) 100.0%......................................  $12,233,214
                                                                   ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association
         GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                           Face
                                         Rate  Maturity   Amount       Value
                                         ----  -------- ----------- -----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. Government (26.5%)
 U.S. Treasury Note..................... 5.88% 02/15/04 $ 3,500,000 $ 3,438,190
                                                                    -----------
Agencies/other Governments (18.7%)
 FHLMC.................................. 8.00  04/15/03     298,686     300,272
 FHLMC.................................. 8.00  07/15/06     187,312     190,180
 FHLMC.................................. 6.38  11/15/06     570,169     566,959
 FNMA................................... 7.00  11/25/04      82,860      81,022
 FNMA................................... 6.50  11/25/05     333,336     327,606
 FNMA................................... 7.00  04/25/07     600,000     595,500
 New York City.......................... 9.50  06/01/09     350,000     372,637
                                                                    -----------
                                                                      2,434,176
                                                                    -----------
Consumer, Cyclical (7.2%)
 Tommy Hilfiger USA, Inc................ 6.50  06/01/03     500,000     474,155
 Venator Group, Inc..................... 7.00  10/15/02     500,000     455,000
                                                                    -----------
                                                                        929,155
                                                                    -----------
Consumer, Non-Cyclical (3.7%)
 Bausch & Lomb, Inc. ................... 6.38  08/01/03     250,000     242,247
 Bausch & Lomb, Inc. ................... 6.75  12/15/04     250,000     239,453
                                                                    -----------
                                                                        481,700
                                                                    -----------
Financial (23.0%)
 Bear Stearns Cos., Inc................. 9.38  06/01/01     250,000     257,412
 Bear Stearns Cos., Inc................. 6.63  10/01/04     500,000     479,560
 Freemont Gen Corp...................... 7.70  03/17/04     250,000     216,405
 Harleysville Group Inc................. 6.75  11/15/03     250,000     241,190
 Nationwide Health Properties........... 7.90  11/20/06     250,000     216,255
 Nationwide Health Properties........... 7.60  11/20/28     350,000     339,020
 Rank Group Financial................... 6.75  11/30/04     500,000     462,945
 Salomon Smith Barney Hldgs............. 6.50  10/15/02     500,000     492,685
 Trinet Corp. Rlty. Trust, Inc.......... 6.75  03/01/03     300,000     277,524
                                                                    -----------
                                                                      2,982,996
                                                                    -----------
Industrial (12.7%)
 Airborne Freight Corp.................. 8.88  12/15/02     250,000     252,098
 Crown Cork & Seal, Inc. ............... 6.75  04/15/03     500,000     484,725
 Thermo Electron Corp................... 4.25  01/01/03     500,000     421,875
 Williams Cos., Inc..................... 6.50  11/15/02     500,000     488,000
                                                                    -----------
                                                                      1,646,698
                                                                    -----------
Utilities (3.8%)
 Constellation Energy Group............. 6.13  07/01/03     250,000     243,155
 Public Svc. Electric & Gas Co.......... 7.88  11/01/01     250,000     253,055
                                                                    -----------
                                                                        496,210
                                                                    -----------
Total Intermediate-Term Debt Securities
 (Cost $12,892,564) 95.6%...............                             12,409,125
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                             Face
                                            Rate  Maturity  Amount     Value
                                            ----  -------- -------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.4%)
 UBS Finance (Delw.) Inc................... 4.00% 01/03/00 $575,000 $   574,872
                                                                    -----------
Total Short-Term Debt Securities (Cost: $574,872) 4.4%............      574,872
                                                                    -----------
Total Investments
 (Cost: $13,467,436) 100.0%.......................................  $12,983,997
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                            Shares    Value
                                                            ------ ------------

COMMON STOCKS:
Basic Materials (1.7%)
 Alcan Aluminum Ltd. ...................................... 30,000 $  1,235,625
 ALCOA, Inc. .............................................. 32,600    2,705,800
 International Paper Co. .................................. 21,800    1,230,337
 Potlatch Corp. ........................................... 18,800      838,950
                                                                   ------------
                                                                      6,010,712
                                                                   ------------
Consumer, Cyclical (12.7%)
 America Online, Inc.*..................................... 36,600    2,761,012
 Bed Bath & Beyond, Inc.*.................................. 35,400    1,230,150
 Circuit City Group........................................ 23,000    1,036,437
 Clear Channel Communications, Inc.* ...................... 44,200    3,944,850
 Corning, Inc. ............................................ 28,200    3,636,037
 Gannett Co., Inc. ........................................  5,100      415,969
 General Electric Co. ..................................... 54,100    8,371,975
 Home Depot, Inc. ......................................... 38,850    2,663,653
 Interpublic Group of Cos., Inc. .......................... 24,400    1,407,575
 Knight-Ridder, Inc. ......................................  6,200      368,900
 New York Times Co. Cl A................................... 68,500    3,365,063
 Omnicom Group, Inc. ...................................... 34,300    3,430,000
 Southwest Airlines Co. ................................... 58,300      943,731
 Tandy Corp. .............................................. 40,800    2,006,850
 Times Mirror Co. Cl A.....................................  5,500      368,500
 Tribune Co. .............................................. 16,500      908,531
 Viacom, Inc. Cl B*........................................ 65,300    3,946,569
 Wal-Mart Stores, Inc. .................................... 76,100    5,260,413
                                                                   ------------
                                                                     46,066,215
                                                                   ------------
Consumer, Non-cyclical (7.0%)
 Bard (C.R.), Inc. ........................................ 18,200      964,600
 Bestfoods.................................................  6,700      352,169
 Bristol-Myers Squibb Co. ................................. 36,400    2,336,425
 Coca-Cola Co. ............................................ 40,000    2,330,000
 Colgate-Palmolive Co. .................................... 16,400    1,066,000
 Columbia/HCA Healthcare Corp. ............................ 63,000    1,846,687
 General Mills, Inc. ......................................  9,000      321,750
 Johnson & Johnson......................................... 27,000    2,514,375
 Kellogg Co. ..............................................  9,900      305,044
 Kimberly Clark Corp. ..................................... 31,300    2,042,325
 Medtronic, Inc. .......................................... 68,400    2,492,325
 Merck & Co., Inc. ........................................ 39,800    2,669,088
 Pfizer, Inc. ............................................. 70,000    2,270,625
 Proctor & Gamble Co. ..................................... 22,700    2,487,069
 Seagram Ltd. ............................................. 20,000      898,750
 Sysco Corp. .............................................. 10,300      407,494
                                                                   ------------
                                                                     25,304,726
                                                                   ------------
Energy (3.5%)
 Atlantic Richfield Co. ................................... 10,600      916,900
 Chevron Corp. ............................................ 10,900      944,212
 Coastal Corp. ............................................ 14,000      496,125
 Exxon Mobil Corp. ........................................ 42,900    3,456,131
 Halliburton Holdings Co. ................................. 37,000    1,489,250
 Royal Dutch Petroleum Co. N.Y. ........................... 36,400    2,199,925
 Transocean Sedco Forex, Inc. .............................  9,544      321,530
 Schlumberger, Ltd. ....................................... 49,300    2,773,125
                                                                   ------------
                                                                     12,597,198
                                                                   ------------
Financial (7.0%)
 American Express Co. ..................................... 28,500    4,738,125
 American Int'l. Group, Inc. .............................. 25,400    2,746,375

-------
* Non-income producing security.

                                                            Shares    Value
                                                            ------ ------------

COMMON STOCKS (Continued):
Financial (Continued)
 Bank of New York, Inc. ................................... 30,200 $  1,208,000
 Chase Manhattan Corp. .................................... 36,900    2,866,669
 Citigroup, Inc. .......................................... 51,350    2,853,134
 FleetBoston Financial Corp. .............................. 46,700    1,625,744
 MGIC Investment Corp. .................................... 43,100    2,594,081
 State Street Corp. ....................................... 26,200    1,914,238
 Suntrust Banks, Inc. ..................................... 32,700    2,250,169
 Wells Fargo & Company..................................... 62,100    2,511,169
                                                                   ------------
                                                                     25,307,704
                                                                   ------------
Industrial (3.2%)
 AES Corp.*................................................ 45,500    3,401,125
 Applied Materials, Inc.*.................................. 29,400    3,724,612
 Illinois Tool Works, Inc. ................................ 10,700      722,919
 KLA-Tencor Corp.*......................................... 22,600    2,517,075
 Parker-Hannifin Corp. .................................... 21,400    1,098,087
                                                                   ------------
                                                                     11,463,818
                                                                   ------------
Technology (24.6%)
 Alltel Corp. ............................................. 40,400    3,340,575
 Amgen, Inc.*.............................................. 65,000    3,904,062
 Analog Devices, Inc.*..................................... 18,200    1,692,600
 AT&T Corp. ............................................... 59,350    3,012,013
 BMC Software, Inc.*....................................... 27,800    2,222,262
 Cisco Systems, Inc.*...................................... 56,800    6,084,700
 Comcast Corp. Cl A*....................................... 71,400    3,610,162
 Dell Computer Corp.*...................................... 54,800    2,794,800
 EMC Corp.*................................................ 40,900    4,468,325
 Gateway, Inc.*............................................ 40,000    2,882,500
 Intel Corp. .............................................. 59,300    4,881,131
 International Business Machines Corp. .................... 38,500    4,158,000
 Lucent Technologies....................................... 55,500    4,152,094
 Micron Technology, Inc.*.................................. 21,300    1,656,075
 Microsoft Corp.*.......................................... 94,900   11,079,575
 Millipore Corp............................................ 61,900    2,390,888
 Network Appliance, Inc.*.................................. 20,000    1,661,250
 Nortel Networks Corp...................................... 43,400    4,383,400
 Oracle Corp.*............................................. 54,700    6,129,819
 Qualcomm, Inc.*........................................... 34,000    5,992,500
 Scientific-Atlanta, Inc................................... 20,800    1,157,000
 Solectron Corp.*.......................................... 33,800    3,215,225
 Sun Microsystems, Inc.*................................... 16,200    1,254,488
 Texas Instruments, Inc. .................................. 31,000    3,003,125
                                                                   ------------
                                                                     89,126,569
                                                                   ------------
Utilities (4.2%)
 Bell Atlantic Corp........................................ 30,500    1,877,656
 CenturyTel, Inc. ......................................... 32,800    1,553,900
 Eastern Enterprises....................................... 11,700      672,019
 El Paso Energy Corp. ..................................... 14,500      562,781
 Global Crossing Ltd.*..................................... 36,300    1,815,000
 MCI WorldCom, Inc.*....................................... 44,400    2,355,975
 Nextel Communications, Inc.*.............................. 34,700    3,578,438
 SBC Communications, Inc................................... 60,700    2,959,125
                                                                   ------------
                                                                     15,374,894
                                                                   ------------
Total Common Stocks
 (Cost: $168,593,139) 63.9%.......................................  231,251,836
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                          Face
                                      Rate   Maturity    Amount       Value
                                      -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES:
Agencies/Other Governments (12.9%)
 Connecticut Housing Fin. Auth.......  7.63% 05/15/21 $  1,000,000 $    950,020
 FHLB................................  0.00  07/07/17   25,000,000    5,937,500
 FHLB................................  0.00  07/14/17   25,000,000    5,929,750
 FHLMC...............................  8.00  07/15/06      187,312      190,180
 FHLMC...............................  7.63  09/09/09    2,500,000    2,469,150
 FNMA................................  7.00  11/25/05      844,212      842,101
 FNMA................................  6.65  01/25/17       75,154       74,825
 FNMA................................ 10.00  07/13/17   100,000,00   23,719,000
 FNMA................................  6.50  07/25/20      412,274      410,213
 New York City.......................  0.00  08/01/05      500,000      541,609
 New York City.......................  9.50  06/01/09    2,000,000    2,129,352
 Republic of Iceland.................  6.13  02/01/04    2,500,000    2,387,900
 Suffolk County, New York............  5.80  11/01/04      250,000      244,630
 Suffolk County, New York............  5.88  11/01/05      750,000      730,286
                                                                   ------------
                                                                     46,556,516
                                                                   ------------
Basic Materials (3.1%)
 Arco Chemical Co. .................. 10.25  11/01/10    2,500,000    2,468,575
 Georgia-Pacific Group...............  8.63  04/30/25    2,000,000    1,962,820
 Inco Ltd. ..........................  9.60  06/15/22    2,500,000    2,422,175
 Millennium America Inc. ............  7.63  11/15/26    2,500,000    2,079,200
 Praxair, Inc. ......................  6.90  11/01/06    2,500,000    2,362,050
                                                                   ------------
                                                                     11,294,820
                                                                   ------------
Consumer, Cyclical (3.6%)
 Centex Corp. .......................  7.38  06/01/05    2,000,000    1,904,780
 Fruit of the Loom, Inc. ............  7.00  03/15/11    1,000,000      225,000
 Fruit of the Loom, Inc. ............  7.38  11/15/23      500,000      172,500
 Gannett Co., Inc. ..................  5.85  05/01/00    1,000,000      999,110
 Neiman-Marcus Group, Inc. ..........  7.13  06/01/28    2,500,000    2,054,975
 Polaroid Corp. .....................  7.25  01/15/07    1,000,000      852,460
 Pulte Corp. ........................  7.63  10/15/17    2,500,000    2,130,250
 Shopko Stores, Inc. ................  9.00  11/15/04    1,000,000    1,042,110
 Tommy Hilfiger USA, Inc. ...........  6.50  06/01/03    2,850,000    2,702,683
 Venator Group, Inc. ................  7.00  10/15/02    1,000,000      910,000
                                                                   ------------
                                                                     12,993,868
                                                                   ------------
Consumer, Non-Cyclical (3.4%)
 Aventis.............................  7.75  01/15/02    1,000,000    1,000,310
 Bausch & Lomb, Inc. ................  6.38  08/01/03    2,500,000    2,422,475
 Bausch & Lomb, Inc. ................  6.75  12/15/04    2,500,000    2,394,525
 Kellwood Co. .......................  7.88  07/15/09    2,500,000    2,279,550
 Ralston Purina Co. .................  8.63  02/15/22    2,500,000    2,511,150
 Supervalu, Inc. ....................  8.88  11/15/22    1,500,000    1,576,815
                                                                   ------------
                                                                     12,184,825
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                         Face
                                     Rate   Maturity    Amount       Value
                                     -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES
 (Continued):
Energy (2.0%)
 Southern Union Co. ................  7.60% 02/01/24 $  5,000,000 $  4,664,800
 Tosco Corp. .......................  8.25  05/15/03    2,500,000    2,545,625
                                                                  ------------
                                                                     7,210,425
                                                                  ------------
Financial (5.1%)
 Berkley (W.R.) Corp. ..............  8.70  01/01/22    1,500,000    1,471,620
 Chase Manhattan Corp. .............  6.88  12/12/12    2,500,000    2,408,525
 Executive Risk, Inc. ..............  7.13  12/15/07    1,000,000      960,970
 Fairfax Financial Holdings, Ltd. ..  8.25  10/01/15      500,000      440,440
 First American Financial...........  7.55  04/01/28    2,250,000    1,928,970
 Freemont General Corp. ............  7.70  03/17/04    1,500,000    1,298,430
 Harleysville Group Inc. ...........  6.75  11/15/03    1,000,000      964,760
 Lehman Brothers Holdings, Inc. ....  0.00  07/28/28    3,250,000      286,683
 Morgan (J.P.) & Co., Inc. .........  0.00  04/15/27   10,000,000      964,500
 Nationwide Health Properties.......  7.90  11/20/06    5,000,000    4,325,100
 Progressive Corp. of Ohio.......... 10.00  12/15/00      500,000      513,725
 Prudential Home Mtge. Secs. Co. ...  6.75  08/25/08      127,860      127,220
 SunAmerica, Inc. ..................  9.95  02/01/12    2,000,000    2,368,280
 Vesta Insurance Group, Inc. .......  8.75  07/15/25    1,000,000      651,080
                                                                  ------------
                                                                    18,710,303
                                                                  ------------
Industrial (1.9%)
 Clark Equipment Co. ...............  8.35  05/15/23    1,500,000    1,546,500
 Geon Co. ..........................  7.50  12/15/15    1,000,000      911,060
 Owens Corning......................  7.00  03/15/09    1,500,000    1,319,955
 Thermo Electron Corp. .............  4.25  01/01/03    2,500,000    2,109,375
 Williams Cos., Inc. ...............  6.50  11/15/02    1,000,000      976,000
                                                                  ------------
                                                                     6,862,890
                                                                  ------------
Utilities (1.6%)
 Central Telephone Co. .............  9.28  11/27/00    1,000,000    1,023,580
 New Orleans Public Service.........  8.00  03/01/06    1,000,000    1,006,770
 Pacific Gas & Electric Co. ........  8.75  01/01/01    1,000,000    1,018,260
 UtiliCorp United, Inc. ............  8.00  03/01/23    3,000,000    2,932,890
                                                                  ------------
                                                                     5,981,500
                                                                  ------------
Total Long-Term Debt Securities
(Cost: $130,349,543) 33.6%......................................   121,795,147
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                         Rate  Maturity   Amount      Value
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper: (2.5%)
 Exxon Asset Management Corp............ 6.27% 01/05/00 $3,646,000 $  3,643,458
 Panasonic Finance, Inc................. 2.45  01/04/00  3,425,000    3,424,301
 UBS Finance (Delw.) Inc................ 4.00  01/03/00  1,928,000    1,927,571
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $8,995,330) (2.5%).......................................     8,995,330
                                                                   ------------
Total Investments
 (Cost: $307,938,012)............................................  $362,042,313
                                                                   ============

-------
Abbreviations: FHLB = Federal Home Loan Bank
         FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                           Shares     Value
                                                           ------- ------------

COMMON STOCKS:
Consumer, Cyclical (17.7%)
 Ann Taylor Stores Corp.*.................................  56,000 $  1,928,500
 BJ's Wholesale Club, Inc.*...............................  75,000    2,737,500
 Cheesecake Factory, Inc.*................................  69,900    2,446,500
 Citadel Communications, Corp.*...........................  52,000    3,373,500
 Emmis Communications Cl A*...............................  35,000    4,362,421
 IBasis, Inc.*............................................  80,000    2,300,000
 International Speedway Cl A..............................  55,000    2,770,625
 Lands End, Inc.*.........................................  50,000    1,737,500
 NTL Incorporated*........................................  30,000    3,742,500
 Photronics, Inc.*........................................ 110,000    3,148,750
 Radio One, Inc. Cl A*....................................  48,000    4,416,000
 Trex, Inc.*..............................................  80,000    2,140,000
 True North Communications, Inc. .........................  70,000    3,128,125
 Tiffany & Co. ...........................................  37,800    3,373,650
 Westwood One, Inc.*......................................  52,000    3,952,000
 Young & Rubicam, Inc. ...................................  50,000    3,537,500
                                                                   ------------
                                                                     49,095,071
                                                                   ------------
Consumer, Non-cyclical (4.0%)
 IDEC Pharmaceuticals Corp.*..............................  20,000    1,965,000
 Medimmune, Inc.*.........................................  13,000    2,156,375
 Minimed, Inc.*...........................................  22,000    1,611,500
 Progenics Pharmaceuticals, Inc.*.........................  59,300    2,898,287
 Shire Parmaceuticals Group Plc*..........................  85,000    2,475,625
                                                                   ------------
                                                                     11,106,787
                                                                   ------------
Energy (5.6%)
 Barrett Resources Corp.*.................................  38,000    1,118,625
 Basin Exploration, Inc.*.................................  50,000      881,250
 Devon Energy Corp. ......................................  58,200    1,913,325
 Forest Oil Corp.*........................................ 150,000    1,978,125
 Nabors Industries, Inc.*.................................  65,000    2,010,937
 Newfield Exploration Company*............................  81,000    2,166,750
 Nuevo Energy Co.*........................................ 105,000    1,968,750
 Pride International, Inc.*............................... 150,000    2,193,750
 Weatherford International, Inc.*.........................  37,000    1,477,687
                                                                   ------------
                                                                     15,709,199
                                                                   ------------
Financial (6.2%)
 Arden Realty Group.......................................  75,000    1,504,687
 Boston Properties Inc. ..................................  55,000    1,711,875
 Compass Bancshares, Inc. ................................  58,000    1,294,125
 Cullen Frost Bankers, Inc. ..............................  80,000    2,060,000
 Equity Res. Pptys. Tr. Co. ..............................  45,400    1,938,013
 Kimco Realty Corp. ......................................  45,000    1,524,375
 Mack-Cali Realty Corp. ..................................  58,000    1,511,625
 SL Green Realty Corp. ................................... 102,200    2,222,850
 Spieker Properties., Inc. ...............................  50,000    1,821,875
 Vornado Realty Trust.....................................  50,000    1,625,000
                                                                   ------------
                                                                     17,214,425
                                                                   ------------
Industrial (18.2%)
 Bindview Development Corp.*..............................  68,000    3,378,750
 Celgene Corp.*...........................................  22,000    1,540,000

-------
* Non-income producing security

                                                           Shares     Value
                                                           ------- ------------

COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
 Concord EFS, Inc. .......................................  97,500 $  2,510,625
 CSG Systems Intl., Inc.*.................................  60,000    2,392,500
 Dendrite International, Inc.*............................  97,500    3,302,813
 Dycom Industries, Inc.*..................................  70,000    3,084,375
 eBenx, Inc.*.............................................  95,000    4,298,750
 Exar Corp.*..............................................  62,000    3,650,250
 Forward Air Corporation*................................. 104,400    4,528,350
 Hooper Holmes, Inc. ..................................... 110,000    2,832,500
 MKS Instruments, Inc.*...................................  90,000    3,251,250
 PFSweb, Inc.*............................................  55,000    2,062,500
 PRI Automation, Inc.*....................................  67,000    4,497,375
 Semtech Corp.*...........................................  65,000    3,388,125
 Spartech Corp. ..........................................  80,000    2,580,000
 Veeco Instruments, Inc.*.................................  72,000    3,370,500
                                                                   ------------
                                                                     50,668,663
                                                                   ------------
Technology (37.6%)
 Applied Micro Circuits, Corp.*...........................  44,200    5,624,450
 Aspect Development, Inc.*................................  55,000    3,767,500
 Atmel Corp.*............................................. 114,000    3,370,125
 CDW Computers Centers, Inc.*.............................  54,000    4,245,750
 Cypress Semiconductor Corp. ............................. 115,000    3,723,125
 Cytyc Corporation*.......................................  60,000    3,663,750
 Documentum, Inc.*........................................  70,000    4,191,250
 Integrated Device Tech., Inc.*........................... 125,000    3,625,000
 Legato Systems, Inc.*....................................  86,300    5,938,518
 Linear Technology Corp...................................  49,000    3,506,562
 Maxim Integrated Products, Inc.*.........................  86,000    4,058,125
 Medicalogic, Inc.*.......................................  35,000      735,000
 Mercury Interactive Corp.*...............................  45,000    4,857,187
 Millipore Corp. .........................................  80,000    3,090,000
 Mission Critical Software, Inc.*.........................  64,000    4,480,000
 National Instruments Corp.*.............................. 150,000    5,737,500
 Networks Associates, Inc.*............................... 127,000    3,389,312
 Novellus Systems, Inc.*..................................  54,000    6,616,690
 Peregrine Systems, Inc.*.................................  80,000    6,735,000
 Quest Software, Inc.*....................................  52,300    5,334,600
 RSA Security, Inc.*......................................  60,000    4,650,000
 Verity Inc.*.............................................  57,000    2,426,062
 Visual Networks, Inc.*...................................  70,000    5,547,500
 Xilinx, Inc.*............................................ 116,000    5,274,380
                                                                   ------------
                                                                    104,587,386
                                                                   ------------
Utilities (7.1%)
 Montana Pwr. Co. ........................................  60,000    2,163,750
 Price Communications Corp.*.............................. 108,535    3,018,629
 Rural Cellular Corp. Cl A*...............................  75,000    6,787,500
 Voicestream Wireless Corp.*..............................  31,300    4,454,381
 Western Wireless Corp. Cl A*.............................  49,000    3,270,750
                                                                   ------------
                                                                     19,695,010
                                                                   ------------
Total Common Stocks
 (Cost: $177,301,179) 96.4%.......................................  268,076,541
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                         Rate  Maturity   Amount      Value
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Agency (1.2%)
 Federal Home Loan Bank................. 4.00% 01/05/00 $3,390,000 $  3,388,493
                                                                   ------------
Commercial Paper (2.4%)
 General Electric Capital Corp.......... 6.52  01/18/00    715,000      712,795
 UBS Finance (Delw.) Inc................ 4.00  01/03/00  5,870,000    5,868,695
                                                                   ------------
                                                                      6,581,490
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $9,969,983) 3.6%.........................................     9,969,983
                                                                   ------------
Total Investments
 (Cost: $187,271,162) 100.0%.....................................  $278,046,524
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999

                                                                  Mid-Cap
                         Money Market All America  Equity Index Equity Index     Bond
                             Fund         Fund         Fund         Fund         Fund
                         ------------ ------------ ------------ ------------ ------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $73,577,397
 All America Fund --
   $453,350,896
 Equity Index Fund --
   $380,440,931
 Mid-Cap Equity Index Fund --
   $32,076,600
 Bond Fund --
   $485,618,211)
 (Notes 1 and 3)........ $73,577,397  $885,432,666 $582,744,344 $33,907,069  $458,624,224
Cash....................       3,059     1,448,086        4,520       5,022           627
Interest and dividends
 receivable.............          --       729,376      520,910      20,449     7,651,827
Receivable for
 securities sold........          --     1,118,055        1,940      16,794        15,643
                         -----------  ------------ ------------ -----------  ------------
Total Assets............  73,580,456   888,728,183  583,271,714  33,949,334   466,292,321
Payable for securities
 purchased..............          --     3,084,677        2,450       2,200            --
                         -----------  ------------ ------------ -----------  ------------
Net Assets.............. $73,580,456  $885,643,506 $583,269,264 $33,947,134  $466,292,321
                         ===========  ============ ============ ===========  ============
Number of Shares
 Outstanding (Note 4)...  62,006,561   262,964,326  202,461,950  30,624,655   359,474,812
                         ===========  ============ ============ ===========  ============
Net Asset Values,
 offering and
 redemption price per
 share..................       $1.19         $3.37        $2.88       $1.11         $1.30
                               =====         =====        =====       =====         =====

                          Short-Term   Mid-Term    Composite   Aggressive Equity
                           Bond Fund   Bond Fund      Fund           Fund
                          ----------- ----------- ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $12,339,372
 Mid-Term Bond Fund --
   $13,467,436
 Composite Fund --
   $307,938,012
 Aggressive Equity
  Fund -- $187,271,162)
 (Notes 1 and 3)........  $12,233,214 $12,983,997 $362,042,313   $278,046,524
Cash....................        1,781       1,898        2,417          9,478
Interest and dividends
 receivable.............       81,384     197,688    1,812,538        211,880
Receivable for
 securities sold........       23,803          --           --             --
                          ----------- ----------- ------------   ------------
Total Assets............   12,340,182  13,183,583  363,857,268    278,267,882
Payable for securities
 purchased..............           --          --           --             --
                          ----------- ----------- ------------   ------------
Net Assets..............  $12,340,182 $13,183,583 $363,857,268   $278,267,882
                          =========== =========== ============   ============
Number of Shares
 Outstanding (Note 4)...   12,432,168  15,216,140  190,970,810    128,747,734
                          =========== =========== ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $0.99       $0.87        $1.91          $2.16
                                =====       =====        =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS

                   For the Year Ended December 31, 1999

                                                                      Mid-Cap
                             Money Market All America  Equity Index Equity Index
                                 Fund         Fund         Fund        Fund*
                             ------------ ------------ ------------ ------------
Investment Income and
 Expenses:
Income:
 Dividends.................   $       --  $  8,697,430 $ 6,277,262   $  159,226
 Interest..................    3,568,525       944,641   1,137,790      135,633
                              ----------  ------------ -----------   ----------
Total income...............    3,568,525     9,642,071   7,415,052      294,859
                              ----------  ------------ -----------   ----------
Expenses:
 Investment advisory fees
  (Note 2).................      171,989     3,926,185     635,398       18,878
                              ----------  ------------ -----------   ----------
Net Investment Income......    3,396,536     5,715,886   6,779,654      275,981
                              ----------  ------------ -----------   ----------
Net Realized and Unrealized
 Gain
 (Loss) on Investments
  (Note 1):
Net realized gain (loss) on
 investments...............       (3,777)   77,162,086   9,635,146      722,209
Net unrealized appreciation
 (depreciation) of
 investments...............           --   102,305,846  79,320,773    1,830,469
                              ----------  ------------ -----------   ----------
Net Realized and Unrealized
 Gain (Loss) on
 Investments...............       (3,777)  179,467,932  88,955,919    2,552,678
                              ----------  ------------ -----------   ----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations................   $3,392,759  $185,183,818 $95,735,573   $2,828,659
                              ==========  ============ ===========   ==========

                              Bond      Short-Term  Mid-Term    Composite  Aggressive Equity
                              Fund      Bond Fund   Bond Fund     Fund           Fund
                          ------------  ----------  ---------  ----------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $         --  $       --  $      --  $ 2,190,802    $ 1,273,286
 Interest...............    35,082,080   1,017,505    862,963   10,516,980        473,988
                          ------------  ----------  ---------  -----------    -----------
Total income............    35,082,080   1,017,505    862,963   12,707,782      1,747,274
                          ------------  ----------  ---------  -----------    -----------
Expenses:
 Investment advisory
  fees (Note 2).........     2,304,779      84,855     68,963    1,705,660      1,732,320
                          ------------  ----------  ---------  -----------    -----------
Net Investment Income...    32,777,301     932,650    794,000   11,002,122         14,954
                          ------------  ----------  ---------  -----------    -----------
Net Realized and
 Unrealized Gain
 (Loss) on Investments:
Net realized gain (loss)
 on investments.........      (732,183)    (79,368)     2,624   16,247,481     21,546,315
Net unrealized
 appreciation
 (depreciation) of
 investments............   (40,950,914)   (141,958)  (606,489)  21,612,218     59,604,813
                          ------------  ----------  ---------  -----------    -----------
Net Realized and
 Unrealized Gain
 (Loss) on Investments..   (41,683,097)   (221,326)  (603,865)  37,859,699     81,151,128
                          ------------  ----------  ---------  -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $ (8,905,796) $  711,324  $ 190,135  $48,861,821    $81,166,082
                          ============  ==========  =========  ===========    ===========

-------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                             Money Market Fund          All America Fund            Equity Index Fund
                          ------------------------  --------------------------  ---------------------------
                             1999         1998          1999          1998          1999           1998
                          -----------  -----------  ------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ 3,396,536  $ 3,644,306  $  5,715,886  $  6,005,853  $   6,779,654  $  5,167,556
 Net realized gain
  (loss) on investments.       (3,777)      (1,091)   77,162,086    75,028,110      9,635,146     4,309,294
 Unrealized appreciation
  (depreciation) of
  investments...........           --           --   102,305,846    51,132,012     79,320,773    72,664,856
                          -----------  -----------  ------------  ------------  -------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    3,392,759    3,643,215   185,183,818   132,165,975     95,735,573    82,141,706
                          -----------  -----------  ------------  ------------  -------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............   77,687,366   49,564,634    83,233,506     8,745,724    225,737,689   111,027,460
 Dividends reinvested...    3,399,058    3,649,927    66,717,511    87,022,298     15,035,198    31,568,403
 Cost of shares
  redeemed..............  (88,269,347) (39,940,229) (115,122,933) (108,090,679)  (148,970,349)  (19,365,681)
 Dividend distributions.   (3,399,058)  (3,649,927)  (66,717,511)  (87,022,298)   (15,035,198)  (31,568,403)
                          -----------  -----------  ------------  ------------  -------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........  (10,581,981)   9,624,405   (31,889,427)  (99,344,955)    76,767,340    91,661,779
                          -----------  -----------  ------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets.............   (7,189,222)  13,267,620   153,294,391    32,821,020    172,502,913   173,803,485
Net Assets, Beginning of
 Year...................   80,769,678   67,502,058   732,349,115   699,528,095    410,766,351   236,962,866
                          -----------  -----------  ------------  ------------  -------------  ------------
Net Assets, End of Year.  $73,580,456  $80,769,678  $885,643,506  $732,349,115  $ 583,269,264  $410,766,351
                          ===========  ===========  ============  ============  =============  ============
Components of Net
 Assets:
 Paid-in capital........  $73,472,727  $80,655,650  $438,886,510  $404,058,426  $ 389,567,592  $297,765,055
 Accumulated
  undistributed net
  investment income
  (loss)................      122,339      124,861    (2,856,016)     (368,798)        92,482        25,162
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........      (14,610)     (10,833)   17,531,242    (1,116,437)    (8,694,223)  (10,006,505)
 Unrealized appreciation
  (depreciation) of
  investments...........           --           --   432,081,770   329,775,924    202,303,413   122,982,639
                          -----------  -----------  ------------  ------------  -------------  ------------
Net Assets, End of Year.  $73,580,456  $80,769,678  $885,643,506  $732,349,115  $ 583,269,264  $410,766,351
                          ===========  ===========  ============  ============  =============  ============

                          Mid-Cap Equity                                    Short-Term
                            Index Fund           Bond Fund                   Bond Fund
                          -------------- ---------------------------  ------------------------
                              1999*          1999           1998         1999         1998
                          -------------- -------------  ------------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..   $    275,981  $  32,777,301  $ 30,222,400  $   932,650  $ 1,002,162
 Net realized gain
  (loss) on investments.        722,209       (732,183)      747,807      (79,368)      15,002
 Unrealized appreciation
  (depreciation) of
  investments...........      1,830,469    (40,950,914)      (41,522)    (141,958)     (22,056)
                           ------------  -------------  ------------  -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........      2,828,659     (8,905,796)   30,928,685      711,324      995,108
                           ------------  -------------  ------------  -----------  -----------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............     52,496,765     74,048,382    52,595,906    3,737,066    8,314,584
 Dividends reinvested...        270,989     33,494,780    31,972,263      925,610    1,010,825
 Cost of shares
  redeemed..............    (21,378,290)   (64,179,257)  (31,900,498) (14,083,396)  (1,975,185)
 Dividend distributions.       (270,989)   (33,494,780)  (31,972,263)    (925,610)  (1,010,825)
                           ------------  -------------  ------------  -----------  -----------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     31,118,475      9,869,125    20,695,408  (10,346,330)   6,339,399
                           ------------  -------------  ------------  -----------  -----------
Increase (Decrease) in
 Net Assets.............     33,947,134        963,329    51,624,093   (9,635,006)   7,334,507
Net Assets, Beginning of
 Period/year............             --    465,328,992   413,704,899   21,975,188   14,640,681
                           ------------  -------------  ------------  -----------  -----------
Net Assets, End of Year.   $ 33,947,134  $ 466,292,321  $465,328,992  $12,340,182  $21,975,188
                           ============  =============  ============  ===========  ===========
Components of Net
 Assets:
 Paid-in capital........   $ 31,389,464  $ 499,614,288  $456,250,383  $12,512,551  $21,933,271
 Accumulated
  undistributed net
  investment income
  (loss)................          4,992       (791,947)     (876,674)      20,265       13,225
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        722,209     (5,536,033)   (4,001,644)     (86,476)      (7,108)
 Unrealized appreciation
  (depreciation) of
  investments...........      1,830,469    (26,993,987)   13,956,927     (106,158)      35,800
                           ------------  -------------  ------------  -----------  -----------
Net Assets, End of Year.   $ 33,947,134  $ 466,292,321  $465,328,992  $12,340,182  $21,975,188
                           ============  =============  ============  ===========  ===========

-------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                 Mid-Term
                                 Bond Fund               Composite Fund          Aggressive Equity Fund
                          ------------------------  --------------------------  --------------------------
                             1999         1998          1999          1998          1999          1998
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $   794,000  $   790,160  $ 11,002,122  $ 11,772,545  $     14,954  $    425,336
 Net realized gain
  (loss) on investments.        2,624       84,974    16,247,481     3,264,030    21,546,315   (23,621,835)
 Unrealized appreciation
  (depreciation) of
  investments...........     (606,489)     (37,685)   21,612,218    28,079,557    59,604,813     9,581,686
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........      190,135      837,449    48,861,821    43,116,132    81,166,082   (13,614,813)
                          -----------  -----------  ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    3,463,522    5,884,740    12,591,610     2,920,925    52,349,524    15,703,714
 Dividends reinvested...      803,987      805,870    25,503,136    14,045,609        14,891     1,800,942
 Cost of shares
  redeemed..............   (5,900,378)  (5,938,423)  (33,797,510)  (14,612,177)  (60,660,553)  (84,056,916)
 Dividend distributions.     (803,987)    (805,870)  (25,503,136)  (14,045,609)      (14,891)   (1,800,942)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets from
 Capital Share
 Transactions...........   (2,436,856)     (53,683)  (21,205,900)  (11,691,252)   (8,311,029)  (68,353,202)
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............   (2,246,721)     783,766    27,655,921    31,424,880    72,855,053   (81,968,015)
Net Assets, Beginning of
 Year...................   15,430,304   14,646,538   336,201,347   304,776,467   205,412,829   287,380,844
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $13,183,583  $15,430,304  $363,857,268  $336,201,347  $278,267,882  $205,412,829
                          ===========  ===========  ============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $14,915,000  $16,547,869  $311,439,818  $307,142,582  $189,863,312  $198,159,450
 Accumulated
  undistributed net
  investment income
  (loss)................      (64,106)     (54,119)      695,713       761,149       (10,389)      (10,452)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........   (1,183,872)  (1,186,496)   (2,382,564)   (4,194,467)   (2,360,403)  (23,906,718)
 Unrealized appreciation
  (depreciation) of
  investments...........     (483,439)     123,050    54,104,301    32,492,083    90,775,362    31,170,549
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $13,183,583  $15,430,304  $363,857,268  $336,201,347  $278,267,882  $205,412,829
                          ===========  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                           FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a fund share outstanding throughout each of the five years ended December 31, 1999, (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to the funds are presented below.

                                                    Money Market Fund
                                              ---------------------------------
                                                Years Ended December 31,
                                              ---------------------------------
                                              1999   1998   1997   1996   1995
                                              -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year..........  $1.18  $1.18  $1.19  $1.18  $1.19
                                              -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   0.06   0.06   0.07   0.06   0.07
Net Gains or (Losses) on Securities realized
 and unrealized.............................     --     --     --     --     --
                                              -----  -----  -----  -----  -----
Total From Investment Operations............   0.06   0.06   0.07   0.06   0.07
                                              -----  -----  -----  -----  -----
Less: Dividend Distributions
 From Net Investment Income.................  (0.05) (0.06) (0.08) (0.05) (0.08)
                                              -----  -----  -----  -----  -----
Total Distributions.........................  (0.05) (0.06) (0.08) (0.05) (0.08)
                                              -----  -----  -----  -----  -----
Net Asset Value, End of Year................  $1.19  $1.18  $1.18  $1.19  $1.18
                                              =====  =====  =====  =====  =====
Total Return (%)............................    5.1    5.4    5.5    5.3    5.8
Net Assets, End of Year ($ millions)........     74     81     68     78     73
Ratio of Expenses to Average Net Assets (%).   0.25   0.25   0.25   0.25   0.25
Ratio of Net Investment Income to Average
 Net Assets (%).............................   4.93   5.26   5.32   5.21   5.66
Portfolio Turnover Rate(a)..................    N/A    N/A    N/A    N/A    N/A

-------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                    All America Fund
                                              ---------------------------------
                                                Years Ended December 31,
                                              ---------------------------------
                                              1999   1998   1997   1996   1995
                                              -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year..........  $2.90  $2.71  $2.44  $2.13  $1.61
                                              -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   0.02   0.03   0.03   0.03   0.03
 Net Gains or (Losses) on Securities
  realized and unrealized...................   0.72   0.54   0.62   0.41   0.56
                                              -----  -----  -----  -----  -----
Total From Investment Operations............   0.74   0.57   0.65   0.44   0.59
                                              -----  -----  -----  -----  -----
Less Dividend Distributions:
 From Net Investment Income.................  (0.03) (0.03) (0.03) (0.03) (0.03)
 From Capital Gains.........................  (0.24) (0.35) (0.35) (0.10) (0.04)
                                              -----  -----  -----  -----  -----
Total Distributions.........................  (0.27) (0.38) (0.38) (0.13) (0.07)
                                              -----  -----  -----  -----  -----
Net Asset Value, End of Year................  $3.37  $2.90  $2.71  $2.44  $2.13
                                              =====  =====  =====  =====  =====
Total Return (%)............................   25.8   21.3   26.8   20.7   36.6
Net Assets, End of Year ($ millions)........    886    732    700    637    533
Ratio of Expenses to Average Net Assets (%).   0.50   0.50   0.50   0.50   0.50
Ratio of Net Investment Income to Average
 Net Assets (%).............................   0.73   0.84   0.98   1.26   1.57
Portfolio Turnover Rate (%)(a)..............  30.03  40.47  28.64  28.35  33.63

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                  Mid-Cap Equity
                                     Equity Index Fund            Index Fund (b)
                               ---------------------------------  --------------
                                    Years Ended December 31,
                               -------------------------------------------------
                               1999   1998   1997   1996   1995        1999
                               -----  -----  -----  -----  -----  --------------
Net Asset Value, Beginning of
 Year/Period.................  $2.45  $2.08  $1.59  $1.35  $1.02      $1.00
                               -----  -----  -----  -----  -----      -----
Income From Investment
 Operations:
 Net Investment Income.......   0.03   0.03   0.03   0.03   0.02       0.01
Net Gains or (Losses) on
 Securities realized and
 unrealized..................   0.48   0.55   0.50   0.27   0.36       0.11
                               -----  -----  -----  -----  -----      -----
Total From Investment
 Operations..................   0.51   0.58   0.53   0.30   0.38       0.12
                               -----  -----  -----  -----  -----      -----
Less Dividend Distributions:
 From Net Investment Income..  (0.03) (0.03) (0.03) (0.03) (0.03)     (0.01)
 From Capital Gains..........  (0.05) (0.17) (0.01) (0.03) (0.02)        --
                               -----  -----  -----  -----  -----      -----
Total Distributions..........  (0.08) (0.20) (0.04) (0.06) (0.05)     (0.01)
                               -----  -----  -----  -----  -----      -----
Net Asset Value, End of Year.  $2.88  $2.45  $2.08  $1.59  $1.35      $1.11
                               =====  =====  =====  =====  =====      =====
Total Return (%).............   20.6   28.6   33.1   22.7   36.6       11.8
Net Assets, End of Year ($
 millions)...................    583    411    237    102     43         34
Ratio of Expenses to Average
 Net Assets (%)..............   0.13   0.13   0.13   0.13   0.13       0.13 (a)
Ratio of Net Investment
 Income to Average Net Assets
 (%).........................   1.34   1.57   1.86   2.19   2.50       1.70 (a)
Portfolio Turnover Rate
 (%)(c)......................   6.89  11.68  14.17   5.85  13.99      31.67

-------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                        Bond Fund
                                              ---------------------------------
                                                Years Ended December 31,
                                              ---------------------------------
                                              1999   1998   1997   1996   1995
                                              -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year..........  $1.42  $1.43  $1.38  $1.43  $1.27
                                              -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   0.10   0.10   0.09   0.09   0.09
Net Gains or (Losses) on Securities realized
 and unrealized.............................  (0.12)    --   0.06  (0.04)  0.16
                                              -----  -----  -----  -----  -----
Total From Investment Operations............  (0.02)  0.10   0.15   0.05   0.25
                                              -----  -----  -----  -----  -----
Less Dividend Distributions:
 From Net Investment Income.................  (0.10) (0.10) (0.09) (0.09) (0.09)
 From Capital Gains.........................     --  (0.01) (0.01) (0.01)    --
                                              -----  -----  -----  -----  -----
Total Distributions.........................  (0.10) (0.11) (0.10) (0.10) (0.09)
                                              -----  -----  -----  -----  -----
Net Asset Value, End of Year................  $1.30  $1.42  $1.43  $1.38  $1.43
                                              =====  =====  =====  =====  =====
Total Return (%)............................   (1.9)   7.2   10.4    3.5   19.4
Net Assets, End of Year ($ millions)........    466    465    414    329    311
Ratio of Expenses to Average Net Assets (%).   0.50   0.50   0.50   0.50   0.50
Ratio of Net Investment Income to Average
 Net Assets (%).............................   7.11   6.73   6.69   6.70   6.64
Portfolio Turnover Rate (%)(a)..............  29.32  21.60  57.71  30.14  41.93

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                               Short-Term Bond Fund                 Mid-Term Bond Fund
                          ---------------------------------- -----------------------------------
                             Years Ended December 31,            Years Ended December 31,
                          ---------------------------------- -----------------------------------
                          1999   1998   1997   1996    1995   1999   1998    1997   1996   1995
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Net Asset Value,
 Beginning of Year......  $1.03  $1.02  $1.03  $1.02  $ 1.00 $ 0.91  $0.90  $ 0.90 $ 1.00  $0.91
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Income From Investment
 Operations:
 Net Investment Income..   0.09   0.05   0.07   0.04    0.06   0.05   0.05    0.05   0.14   0.06
Net Gains or (Losses) on
 Securities realized and
 unrealized.............  (0.04)  0.01  (0.01)  0.01    0.02  (0.04)  0.01    0.01  (0.10)  0.09
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Total From Investment
 Operations.............   0.05   0.06   0.06   0.05    0.08   0.01   0.06    0.06   0.04   0.15
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.09) (0.05) (0.07) (0.04) (0.06) (0.05)  (0.05) (0.06) (0.14)  (0.06)
 From Capital Gains.....     --     --     --     --      --     --     --      --     --     --
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Total Distributions.....  (0.09) (0.05) (0.07) (0.04) (0.06) (0.05)  (0.05) (0.06) (0.14)  (0.06)
                          -----  -----  -----  -----  ------ ------  -----  ------ ------  -----
Net Asset Value, End of
 Year...................  $0.99  $1.03  $1.02  $1.03  $ 1.02 $ 0.87  $0.91  $ 0.90 $ 0.90  $1.00
                          =====  =====  =====  =====  ====== ======  =====  ====== ======  =====
Total Return (%)........    4.2    5.7    6.0    4.9     7.7    1.4    6.4     7.3    3.9   16.3
Net Assets, End of Year
 ($ millions)...........     12     22     15     16       3     13     15      15     13     24
Ratio of Expenses to
 Average Net Assets (%).   0.50   0.50   0.50   0.50    0.48   0.50   0.50    0.50   0.50   0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   5.48   5.46   5.81   5.42    4.65   5.75   5.76    5.87   5.80   5.73
Portfolio Turnover Rate
 (%)(a).................  44.68  91.35  74.95   6.68   16.47  10.28   23.0   12.89 144.55  73.72

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                  Composite Fund                  Aggressive Equity Fund
                          ---------------------------------  ------------------------------------
                             Years Ended December 31,            Years Ended December 31,
                          ---------------------------------  ------------------------------------
                          1999   1998    1997  1996   1995    1999   1998   1997    1996    1995
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Net Asset Value,
 Beginning of Year......  $1.78  $1.62  $ 1.77 $1.81  $1.57  $ 1.51 $ 1.61  $1.47  $ 1.35   $1.05
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Income From Investment
 Operations:
 Net Investment Income..   0.06   0.07    0.07  0.07   0.08      --     --   0.01    0.01    0.01
Net Gains or (Losses) on
 Securities realized and
 unrealized.............   0.21   0.17    0.24  0.14   0.27    0.65  (0.09)  0.31    0.36    0.39
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Total From Investment
 Operations.............   0.27   0.24    0.31  0.21   0.35    0.65  (0.09)  0.32    0.37    0.40
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.06) (0.07) (0.07) (0.08) (0.08)     --     --  (0.01)  (0.01)  (0.01)
 From Capital Gains.....  (0.08) (0.01) (0.39) (0.17) (0.03)     --  (0.01) (0.17)  (0.24)  (0.09)
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Total Distributions.....  (0.14) (0.08) (0.46) (0.25) (0.11)     --  (0.01) (0.18)  (0.25)  (0.10)
                          -----  -----  ------ -----  -----  ------ ------  -----  ------  ------
Net Asset Value, End of
 Year...................  $1.91  $1.78  $ 1.62 $1.77  $1.81  $ 2.16 $ 1.51  $1.61  $ 1.47   $1.35
                          =====  =====  ====== =====  =====  ====== ======  =====  ======  ======
Total Return (%)........   15.2   14.5    17.7  11.9   21.9    43.3   (5.1)  21.2    27.1    38.2
Net Assets, End of Year
 ($ millions)...........    364    336     305   283    276     278    205    287     136      59
Ratio of Expenses to
 Average Net Assets (%).   0.50   0.50    0.50  0.50   0.50    0.85   0.85   0.85    0.85    0.85
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   3.23   3.68    3.57  3.63   4.30    0.01   0.18   0.33    0.45    0.65
Portfolio Turnover Rate
 (%)(a).................  99.41  73.85  104.04 69.79  76.84  134.62 144.05  80.94  103.68  116.52

-------
(a) Portfolio turnover rate excludes all short-term securities.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION

                      NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies and Organization

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Mid-Cap Equity Index Fund, (commenced operations on May 3, 1999) the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

  Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1999, Mutual of America Life owned 97%, and, American Life 3%, of the Investment Company's aggregate outstanding shares.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

  Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

  Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

  Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

  Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

1. Significant Accounting Policies and Organization (Continued)

  Security Transactions -- Security transactions are recorded on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

  Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

  Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. Expenses

  The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $129,800 or 7.3% of the Investment Company's total commissions.

3. Purchases and Sales

  The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the year ended December 31, 1999 was as follows:

                                                        Mid-Cap
                            All America  Equity Index Equity Index     Bond
                                Fund         Fund         Fund         Fund
                            ------------ ------------ ------------ ------------
Cost of investment
 purchases................. $229,110,708 $127,561,732 $ 35,194,744 $151,628,748
                            ============ ============ ============ ============
Proceeds from sales of
 investments............... $274,746,407 $ 33,339,329 $  6,440,643 $130,571,443
                            ============ ============ ============ ============
                             Short-Term    Mid-Term    Composite    Aggressive
                             Bond Fund    Bond Fund       Fund     Equity Fund
                            ------------ ------------ ------------ ------------
Cost of investment
 purchases................. $  7,132,578 $  3,469,503 $352,144,881 $263,829,753
                            ============ ============ ============ ============
Proceeds from sales of
 investments............... $ 17,056,877 $  1,282,299 $325,906,815 $274,428,281
                            ============ ============ ============ ============

  The cost of short-term security purchases for the Money Market Fund for the year was $819,561,530. Net proceeds from sales and redemptions for the year was $830,187,584.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Purchases and Sales (Continued)

  At December 31, 1999 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                          Money                                 Mid-Cap
                          Market   All America   Equity Index   Equity        Bond
                           Fund        Fund          Fund     Index Fund      Fund
                        ---------- ------------  ------------ ----------- ------------
Aggregate gross
 unrealized
 appreciation.......... $       -- $454,871,993  $223,151,446 $ 4,914,278 $    904,614
Aggregate gross
 unrealized
 depreciation..........         --   22,790,223    20,848,033   3,083,809   27,898,601
                        ---------- ------------  ------------ ----------- ------------
Net unrealized
 appreciation
 (depreciation)........ $       -- $432,081,770  $202,303,413 $ 1,830,469 $(26,993,987)
                        ========== ============  ============ =========== ============
                        Short-Term   Mid-Term     Composite   Aggressive
                        Bond Fund   Bond Fund        Fund     Equity Fund
                        ---------- ------------  ------------ -----------
Aggregate gross
 unrealized
 appreciation.......... $      496 $      8,302  $ 64,869,458 $99,273,216
Aggregate gross
 unrealized
 depreciation..........    106,654      491,741    10,765,157   8,497,854
                        ---------- ------------  ------------ -----------
Net unrealized
 appreciation
 (depreciation)........ $(106,158) $   (483,439) $ 54,104,301 $90,775,362
                        ========== ============  ============ ===========

4. Capital Share Activity

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

      Name of fund                                     Authorized No. of Shares
      ------------                                     ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        275,000,000
Mid-Cap Equity Index Fund.............................        150,000,000
Bond Fund.............................................        425,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        300,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub-Total...........................................      2,375,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................        625,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                                                For the Period
                                                                  May 3, 1999
                                                                 (Commencement
                                                               of Operations) to
                          For the Year Ended December 31, 1999 December 31, 1999
                          ------------------------------------ -----------------
                                          All
                          Money Market  America   Equity Index      Mid-Cap
                              Fund        Fund        Fund     Equity Index Fund
                          ------------ ---------- ------------ -----------------
Shares issued...........   63,634,312  26,871,914  85,556,238     51,089,629
Shares issued to
 shareholders as
 reinvestment of
 dividends..............    2,863,402  19,858,138   5,218,940        244,467
                           ----------  ----------  ----------     ----------
Total...................   66,497,714  46,730,052  90,775,178     51,334,096
Shares redeemed.........   72,686,300  36,650,147  55,873,134     20,709,447
                           ----------  ----------  ----------     ----------
Net increase (decrease).   (6,188,586) 10,079,905  34,902,044     30,624,649
                           ==========  ==========  ==========     ==========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)


4. Capital Share Activity (Continued)

                                   For the Year Ended December 31, 1999
                          --------------------------------------------------------
                                                                        Aggressive
                                     Short-Term   Mid-Term   Composite    Equity
                          Bond Fund  Bond Fund   Bond Fund      Fund       Fund
                          ---------- ----------  ----------  ---------- ----------
Shares issued...........  52,627,528  3,533,532   3,777,841   6,838,024 31,324,123
Shares issued to
 shareholders as
 reinvestment of
 dividends..............  25,821,845    931,780     927,940  13,403,919      6,890
                          ---------- ----------  ----------  ---------- ----------
Total...................  78,449,373  4,465,312   4,705,781  20,241,943 31,331,013
Shares redeemed.........  45,614,884 13,384,219   6,441,747  18,269,859 38,746,093
                          ---------- ----------  ----------  ---------- ----------
Net increase (decrease).  32,834,489 (8,918,907) (1,735,966)  1,972,084 (7,415,074)
                          ========== ==========  ==========  ========== ==========

                                    For the Year Ended December 31, 1998
                               ------------------------------------------------
                                               All
                               Money Market  America      Equity       Bond
                                   Fund        Fund     Index Fund     Fund
                               ------------ ----------  ----------- -----------
Shares issued................   65,030,676  16,550,567   99,314,538  77,260,563
Shares issued to shareholders
 as reinvestment of
 dividends...................    3,080,576  30,263,002   13,563,464  22,419,396
                                ----------  ----------  ----------- -----------
Total........................   68,111,252  46,813,569  112,878,002  99,679,959
Shares redeemed..............   57,281,015  51,998,029   59,350,065  62,903,436
                                ----------  ----------  ----------- -----------
Net increase (decrease)......   10,830,237  (5,184,460)  53,527,937  36,776,523
                                ==========  ==========  =========== ===========
                                    For the Year Ended December 31, 1998
                               ------------------------------------------------
                                Short-Term   Mid-Term    Composite  Aggressive
                                Bond Fund   Bond Fund      Fund     Equity Fund
                               ------------ ----------  ----------- -----------
Shares issued................   11,305,009   9,542,507    9,518,911  46,769,027
Shares issued to shareholders
 as reinvestment of
 dividends...................      981,938     884,933    7,895,857   1,397,187
                                ----------  ----------  ----------- -----------
Total........................   12,286,947  10,427,440   17,414,768  48,166,214
Shares redeemed..............    5,275,226   9,698,201   16,332,231  90,803,686
                                ----------  ----------  ----------- -----------
Net increase (decrease)......    7,011,721     729,239    1,082,537 (42,637,472)
                                ==========  ==========  =========== ===========

5. Dividends

  On December 31, 1999 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 15, 1999 the remaining required distributions relating to the 1998 Internal Revenue Sec. 855(a) elections were declared for each of the Funds and paid on September 15, 1999. All dividend distributions are immediately reinvested in additional shares of each respective Fund.

                                                                Mid-Cap
                         Money Market All America   Equity    Equity Index    Bond
                             Fund        Fund     Index Fund      Fund        Fund
                         ------------ ----------- ----------- ------------ -----------
Net investment income...  $3,399,058  $ 8,203,104 $ 6,712,334  $ 270,989   $32,692,574
Net realized capital
 gains..................          --   58,514,407   8,322,864         --       802,206
                          ----------  ----------- -----------  ---------   -----------
Total dividends.........  $3,399,058  $66,717,511 $15,035,198  $ 270,989   $33,494,780
                          ==========  =========== ===========  =========   ===========
Dividend amounts per
 share..................  $    0.058  $     0.273 $     0.076  $   0.009   $     0.100
                          ==========  =========== ===========  =========   ===========
Increase in number of
 shares per Fund........   2,863,402   19,858,138   5,218,940    244,467    25,821,845
                          ==========  =========== ===========  =========   ===========

                                   Short-Term Mid-Term   Composite  Aggressive
                                      Fund    Bond Fund    Fund     Equity Fund
                                   ---------- --------- ----------- -----------
Net investment income............. $ 925,610  $ 803,987 $11,067,558  $ 14,891
Net realized capital gains........        --         --  14,435,578        --
                                   ---------  --------- -----------  --------
Total dividends................... $ 925,610  $ 803,987 $25,503,136  $ 14,891
                                   =========  ========= ===========  ========
Dividend amounts per share........ $   0.088  $   0.056 $     0.143  $  0.000
                                   =========  ========= ===========  ========
Increase in number of shares per
 Fund.............................   931,780    927,940  13,403,919     6,890
                                   =========  ========= ===========  ========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Shareholders of Mutual of America Investment
 Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation comprising, respectively, the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We have also audited the statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation comprising the Mid-Cap Equity Index Fund as of December 31, 1999 and the related statement of operations, statement of changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmations of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles. Also, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Index Fund of Mutual of America Investment Corporation as of December 31, 1999, and the results of its operations, changes in net assets and its financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

Arthur Andersen LLP


New York, New York
February 21, 2000

                           PART C. OTHER INFORMATION

Item 23. Exhibits

  1(a)     Articles of Incorporation of Mutual of America Investment
           Corporation (the "Investment Company") (1)
  1(b)     Articles of Amendment, dated September 22, 1986 (4)
  1(c)     Articles Supplementary, dated July 25, 1988 (4)
  1(d)     Articles Supplementary, dated February 16, 1993 (4)
  1(e)     Articles Supplementary, dated October 4, 1993 (4)
  1(f)     Articles Supplementary, dated April 5, 1994 (4)
  1(g)     Articles Supplementary, dated April 13, 1995 (4)
  1(h)     Articles Supplementary, dated September 16, 1997 (4)
  1(i)     Articles Supplementary, dated April 6, 1999 (3)
  2(a)     By-Laws of the Investment Company (4)
  2(b)     Revision to Article II, Section 2.2 and Article III, Section 3.4 of
           the By-Laws (4)
  2(c)     Revision to Article III, Section 3.8 of the By-Laws (4)
  4(a)     Investment Advisory Agreement, between the Investment Company and
           Mutual of America Life Insurance Company ("Mutual of America"), as
           investment adviser (4)
  4(b)     Assumption Agreement, between Mutual of America and Mutual of
           America Capital Management Corporation (the "Adviser"), as
           investment adviser (4)
  4(c)     Supplement AA to Investment Advisory Agreement, between the
           Investment Company and the Adviser (4)
  4(d)     Supplement AE to Investment Advisory Agreement, between the
           Investment Company and the Adviser (4)
  4(e)     Supplement dated May 1, 1999 to Investment Advisory Agreement, between the Investment Company and the Adviser (2)
  4(f)     Subadvisory Agreement, between the Adviser and Fred Alger
           Management, Inc. (4)
  4(g)     Subadvisory Agreement, between the Adviser and Oak Associates (4)
  4(h)     Subadvisory Agreement, between the Adviser and Palley-Needelman
           Asset Management, Inc. (4)
  5        Distribution Agreement, between the Investment Company and Mutual of
           America, as Distributor (1)
  7        Custody Agreement, between the Investment Company and the Chase
           Manhattan Bank (4)
  9(a)     Consent and Opinion of General Counsel for Equity Index, All
           America, Agressive Equity, Composite, Bond, Mid-Term Bond, Short-
           Term Bond and Money Market Funds, as restated (4)
  9(b)     Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund
           shares (3)
 10(a)     Consent of Arthur Andersen LLP
 10(b)     Consent of Swidler Berlin Shereff Friedman LLP
 10(c)(i)  Powers of Attorney of Ms. Morrissey and Messrs. Altstadt, Flanagan,
           Mertz, Needham and Nolan (4)
 10(c)(ii) Power of Attorney of Robert J. McGuire (5)
 16(a)     Code of Ethics of Mutual of America Investment Corporation
 16(b)     Code of Ethics of Mutual of America Capital Management Corporation
 16(c)     Code of Ethics of Fred Alger Management, Inc.
 16(d)     Code of Ethics of Oak Associates, Ltd.
 16(e)     Code of Ethics of Mutual of America Life Insurance Company

--------

    (1) Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995

    (2) Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999

    (3) Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999

    (4) Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999

    (5) Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000

Item 26. Business and Other Connections of the Investment Adviser

  Mutual of America Capital Management Corporation (the "Adviser") is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Director and officer of the Adviser is set forth below.

                                 Positions                Principal Occupation
          Name                  with Adviser             During Past Two Years
          ----                  ------------             ---------------------
Thomas J. Moran.........  Director, Chairman of    President, Chief Executive
320 Park Avenue           the Board                Officer and Director of Mutual of
NY, NY 10022                                       America Life


F. Harlan Batrus........  Director                 Partner, Lazard Freres & Co.
30 Rockefeller Plaza
NY, NY 10020


Robert X. Chandler......  Director                 Director, Development Office,
Director, Development                              Archdiocese of Boston
Office Archdiocese of
Boston 2121 Commonwealth
Avenue Brighton, MA
02135


Nathaniel A. Davis......  Director                 Vice President, Network
17680 Old Meadow Rd.                               Engineering Operations, Nextel
McLean, VA 22102                                   Communications


Anthony F. Earley.......  Director                 Chairman, President and Chief
Detroit Edison Company                             Operating Officer, Detroit Edison
2000 Second Avenue                                 Co.
Room 2407 WCB
Detroit, MI 48226


William T. Knowles......  Director                 Consultant
Orr's Island, ME 04066


Walter A. McDougal......  Director                 Former Chairman and President,
Garden City, NY 11530                              Richmond Hill Savings Bank


Peter J. Powers.........  Director                 President and Chief Executive
1345 Avenue of the                                 Officer, Powers Global Strategies
Americas                                           (strategic planning and
NY, NY 10105                                       consulting)


James E. Quinn..........  Director                 Vice Chairman, Tiffany & Co.
757 Fifth Avenue
NY, NY 10022


Richard J. Ciecka.......  President, Chief         Vice Chairman of the Board,
320 Park Avenue           Executive Officer and    Mutual of America Life, until
NY, NY 10022              Director                 October 1998

                                Positions                Principal Occupation
          Name                 with Adviser             During Past Two Years
          ----                 ------------             ---------------------
Manfred Altstadt........ Senior Executive Vice    Senior Executive Vice President
320 Park Avenue          President and Chief      and Chief Financial Officer of
NY, NY 10022             Financial Officer        Mutual of America Life and
                                                  American Life


Patrick A. Burns........ Senior Executive Vice    Senior Executive Vice President
320 Park Avenue          President and General    and General Counsel of Mutual of
NY, NY 10022             Counsel                  America Life and American Life


Amir Lear............... Executive Vice President Senior Vice President, Mutual of
320 Park Avenue          and Assistant to the     America Life, until October 1998
NY, NY 10022             President and Chief
                         Executive Officer


Andrew L. Heiskell...... Executive Vice President Executive Vice President of the
320 Park Avenue                                   Adviser
NY, NY 10022


Thomas J. Larsen........ Executive Vice President Executive Vice President of the
320 Park Avenue                                   Adviser since June 1998; prior
NY, NY 10022                                      thereto, Senior Vice President,
                                                  Desai Capital Management


Joseph Brunken.......... Senior Vice President    Senior Vice President of the
320 Park Avenue                                   Adviser
NY, NY 10022


Mary E. Canning......... Senior Vice President    Senior Vice President of the
320 Park Avenue                                   Adviser since May 1999; prior
NY, NY 10022                                      thereto, Managing
                                                  Director/Portfolio Manager,
                                                  Phoenix Duff & Phelps


Susan J. Ferber......... Senior Vice President    Senior Vice President of the
320 Park Avenue                                   Adviser since May 1999; prior
NY, NY 10022                                      thereto, Vice President--Business
                                                  Development, Argus Investors
                                                  Counsel


Stanley M. Lenkowicz.... Senior Vice President,   Senior Vice President and Deputy
320 Park Avenue          Deputy General Counsel   General Counsel, Mutual of
NY, NY 10022             and Secretary            America Life and American Life


Nancy McAvey............ Senior Vice President    Vice President of the Adviser
320 Park Avenue
NY, NY 10022


Phillip McMahon......... Senior Vice President    Vice President of the Adviser
320 Park Avenue                                   until February 2000; prior
NY, NY 10022                                      thereto, Equity Securities
                                                  Analyst


John P. Middleton....... Senior Vice President    Senior Vice President of the
320 Park Avenue                                   Adviser since May 1999; prior
NY, NY 10022                                      thereto, Vice President, Raymond
                                                  James & Associates


Paul Travers............ Senior Vice President    Senior Vice President of the
320 Park Avenue                                   Adviser
NY, NY 10022

                              Positions                Principal Occupation
         Name                with Adviser             During Past Two Years
         ----                ------------             ---------------------
Gary P. Wetterau...... Senior Vice President    Vice President of the Adviser
320 Park Avenue
NY, NY 10022


David Wood............ Senior Vice President    Senior Vice President of the
320 Park Avenue                                 Adviser
NY, NY 10022


Aline Couture......... Vice President           Vice President of the Adviser
320 Park Avenue
NY, NY 10022


Doris Klug............ Vice President           Vice President of the Adviser
320 Park Avenue
NY, NY 10022


Robert H. Stewart..... Vice President           Vice President of the Adviser
320 Park Avenue
NY, NY 10022

  Each of Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management") is a subadviser for a portion of the Active Assets of the All America Fund allocated to it. Each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions of each director and officer of each subadviser are incorporated by reference to the Form ADV of the subadviser filed with the Securities and Exchange Commission, as set forth below.

  Oak Associates, Ltd., Form ADV, SEC File No. 801-23632.

  Fred Alger Management, Inc., Form ADV, SEC File No. 801-06709.

Item 27. Principal Underwriters

  (a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York.

  (b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Name and Principal         Positions and Offices
Business Address           with Principal Underwriter
------------------         --------------------------
Directors


Clifford L. Alexander,     Director
Jr........................
Washington, D.C.


Patricia A. Cahill........ Director
Denver, Colorado


Roselyn P. Epps, M.D...... Director
Bethesda, Maryland


Dudley H. Hafner.......... Director
Dallas, Texas


Earle H. Harbison, Jr..... Director
St. Louis, Missouri


Frances R. Hesselbein..... Director
New York, New York


William Kahn.............. Director
St. Louis, Missouri


LaSalle D. Leffall, Jr.,   Director
M.D.......................
Washington, D.C.


Michael A. Pelavin........ Director
Flint, Michigan


Fioravante G. Perrotta.... Director
New York, New York


Francis H. Schott......... Director
New York, New York


O. Stanley Smith, Jr...... Director
Columbia, South Carolina


Sheila M. Smythe.......... Director
Valhalla, New York


Elie Wiesel............... Director
New York, New York


Officers-Directors


William J. Flynn.......... Chairman of the Board


Thomas J. Moran........... President and Chief Executive Officer


Manfred Altstadt.......... Senior Executive Vice President and Chief Financial
                           Officer


Patrick A. Burns.......... Senior Executive Vice President and General Counsel


Salvatore R. Curiale...... Senior Executive Vice President, Technical
                           Operations

    Name and Principal                     Positions and Offices
     Business Address                   with Principal Underwriter
    ------------------                  --------------------------
Other Officers


Diane Aramony............. Senior Vice President, Corporate Secretary and
                           Assistant to the Chairman


Meyer Baruch.............. Senior Vice President, State Compliance and
                           Government Regulations


Deborah Swinford Becker... Senior Vice President and Associate General Counsel


Nicholas Branchina........ Senior Vice President and Associate Treasurer


William Breneisen......... Executive Vice President, Office of Technology


Jeremy J. Brown........... Executive Vice President and Chief Actuary


Allen J. Bruckheimer...... Senior Vice President and Associate Treasurer


Patrick Burke............. Senior Vice President, Special Markets


Sean Carroll.............. Senior Vice President, Facilities Management


William Conway............ Executive Vice President, Marketing and Corporate
                           Communications


William A. DeMilt......... Executive Vice President, Real Estate Management


Warren A. Essner.......... Senior Vice President, Corporate Services


Chris W. Festog........... Senior Vice President and Controller since April
                           1999; prior thereto, Chief Financial Officer of the
                           Global Energy Business unit of Zurich Insurance
                           Company


James Flynn............... Senior Vice President, Marketing


Michael Gallagher......... Senior Vice President, Direct Response and Technical
Boca Raton, FL             Communications


Harold J. Gannon.......... Senior Vice President, Corporate Tax


Gordon Gaspard............ Senior Vice President, Technical Services


Robert Giaquinto.......... Senior Vice President, MIS Operations
Boca Raton, Fl


Thomas E. Gilliam......... Executive Vice President and Assistant to the
                           President and Chief Executive Officer


John R. Greed............. Executive Vice President and Treasurer


Jared Gutman.............. Senior Vice President, Billing and Regulatory
                           Services/Life and Disability Claims, since February
                           2000; prior thereto, Vice President


Thomas A. Harwood......... Senior Vice President, Corporate Communications


Sandra Hersko............. Senior Vice President, Technical Administration


Edward J.T. Kenney........ Senior Vice President and Assistant to the President
                           and Chief Executive Officer


Gregory A. Kleva, Jr...... Executive Vice President and Deputy General Counsel


Robert Kordecki........... Senior Vice President, National Accounts

    Name and Principal                      Positions and Offices
     Business Address                    with Principal Underwriter
    ------------------                   --------------------------
Stanley M. Lenkowicz....... Senior Vice President and Deputy General Counsel


Daniel LeSaffre............ Senior Vice President, Human Resources and Training


Robert W. Maull............ Senior Vice President and Corporate Actuary


George L. Medlin........... Executive Vice President, Internal Audit


Lynn M. Nadler............. Senior Vice President, Training--Boca Raton
Boca Raton, FL


Roger F. Napoleon.......... Senior Vice President and Associate General Counsel


James Peterson............. Senior Vice President, Training--New York and
                            Leadership Development


William Rose............... Senior Vice President, Field Operations


Dennis J. Routledge........ Senior Vice President, LAN/Telecommunications


Robert W. Ruane............ Senior Vice President, Corporate Communications and
                            Direct Response


William G. Shannon......... Senior Vice President, Individual Financial Planning


Walter W. Siegel........... Senior Vice President and Actuary


Joan M. Squires............ Senior Vice President, Business Applications


Anne M. Stanard............ Senior Vice President, Human Resources, since
                            February 2000, prior thereto, Vice President


Eldon Wonacott............. Senior Vice President, Field Administration


Raymond Yeager............. Senior Vice President, MIS Operations
Boca Raton, FL

  The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post effective amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, the 26th day of April, 2000.

                                          Mutual of America Investment
                                          Corporation

                                                /s/ Dolores J. Morrissey
                                          By: _________________________________
                                                    Dolores J. Morrissey
                                                         President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2000.

Principal Executive Officer:

      /s/ Dolores J. Morrissey
By: _________________________________
          Dolores J. Morrissey
               President

Principal Financial Officer and Principal Accounting Officer:

        /s/ Manfred Altstadt
_____________________________________
            Manfred Altstadt

Directors:

        /s/ Manfred Altstadt
_____________________________________
            Manfred Altstadt

      /s/ Dolores J. Morrissey
_____________________________________
          Dolores J. Morrissey

                  *
_____________________________________
           Peter J. Flanagan

                  *
_____________________________________
           Robert J. McGuire

                  *
_____________________________________
            George J. Mertz

                  *
_____________________________________
            Howard J. Nolan

        /s/ Manfred Altstadt
*By: ________________________________
            Attorney-in-fact

                                 EXHIBIT INDEX

 Exhibit
   No.                                                                 Page
 -------                                                               ----
 99.10(a) Consent of Arthur Anderson LLP
 99.10(b) Consent of Swidler Berlin Shereff Friedman LLP
 99.16(a) Code of Ethics of Mutual of America Investment Corporation
          Code of Ethics of Mutual of America Capital Management
 99.16(b) Corporation
 99.16(c) Code of Ethics of Fred Alger Management, Inc.
 99.16(d) Code of Ethics of Oak Associates, Ltd.
 99.16(e) Code of Ethics of Mutual of America Life Insurance Company